UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05577

The Glenmede Fund, Inc.

(Exact name of Registrant as specified in charter)

100 Summer Street, Floor 7 SUM0703

Boston, Massachusetts 02111

(Address of principal executive offices) (Zip Code)

Michael P. Malloy, Esq.

Secretary

Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-442-8299

Date of fiscal year end: October 31, 2018

Date of reporting period: January 31, 2018

Item 1. Schedule of Investments. – The schedules of investments for the period ended January 31, 2018, are filed herewith.

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.5%
	Aerospace & Defense — 1.6%
138,655	Boeing Co. (The)	$49,135,172

	Airlines — 1.3%
247,393	Alaska Air Group, Inc.	16,261,142
362,604	Southwest Airlines Co.	22,046,323

		38,307,465

	Auto Components — 1.0%
160,337	Lear Corp.	30,967,488

	Banks — 7.5%
811,475	Citizens Financial Group, Inc.	37,246,703
385,117	Comerica, Inc.	36,670,841
233,022	East West Bancorp, Inc.	15,358,480
1,070,661	Fifth Third Bancorp	35,438,879
296,808	JPMorgan Chase & Co.	34,331,781
96,857	PNC Financial Services Group, Inc. (The)	15,305,343
317,052	SunTrust Banks, Inc.	22,415,576
466,877	Wells Fargo & Co.	30,711,169

		227,478,772

	Beverages — 2.4%
311,594	Coca-Cola Co. (The)	14,828,759
131,252	Constellation Brands, Inc. — Class A	28,805,876
238,380	PepsiCo, Inc.	28,677,114

		72,311,749

	Biotechnology — 2.6%
142,320	Amgen, Inc.	26,478,636
92,666	Biogen, Inc.[1]	32,230,162
194,845	Celgene Corp.[1]	19,710,520

		78,419,318

	Capital Markets — 2.9%
149,454	Ameriprise Financial, Inc.	25,212,890
320,831	Bank of New York Mellon Corp. (The)	18,191,118
779,705	Invesco, Ltd.	28,170,741
151,740	T Rowe Price Group, Inc.	16,938,736

		88,513,485

	Chemicals — 1.7%
189,619	Celanese Corp. — Class A	20,509,191
263,597	LyondellBasell Industries N.V. — Class A	31,589,465

		52,098,656

	Communications Equipment — 2.9%
800,373	Cisco Systems, Inc.	33,247,494
181,807	F5 Networks, Inc.[1]	26,278,384
1,096,441	Juniper Networks, Inc.	28,671,932

		88,197,810

	Consumer Finance — 1.7%
342,977	Discover Financial Services	27,369,564
590,826	Synchrony Financial	23,443,976

		50,813,540

	Containers & Packaging — 2.0%
305,256	Avery Dennison Corp.	37,448,806
179,879	Packaging Corp. of America	22,598,199

		60,047,005

See Notes to Schedules of Portfolio Investments

1

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Diversified Telecommunication Services — 1.0%
797,269	AT&T, Inc.	$29,857,724

	Electric Utilities — 1.6%
306,531	Edison International	19,167,383
232,673	Eversource Energy	14,679,340
339,765	Xcel Energy, Inc.	15,506,875

		49,353,598

	Equity Real Estate Investment Trusts — 2.3%
691,211	Brixmor Property Group, Inc.	11,218,355
282,482	Extra Space Storage, Inc.	23,581,597
333,600	Prologis, Inc.	21,720,696
84,448	Simon Property Group, Inc.	13,796,270

		70,316,918

	Food & Staples Retailing — 2.7%
194,052	CVS Health Corp.	15,269,952
395,506	Walgreens Boots Alliance, Inc.	29,765,782
328,309	Wal-Mart Stores, Inc.	34,997,739

		80,033,473

	Food Products — 1.7%
165,017	JM Smucker Co. (The)	20,939,007
410,686	Tyson Foods, Inc. — Class A	31,257,312

		52,196,319

	Health Care Providers & Services — 4.2%
161,198	Anthem, Inc.	39,952,924
223,888	Centene Corp.[1]	24,009,749
202,770	Express Scripts Holding Co.[1]	16,055,329
52,864	Humana, Inc.	14,898,661
134,441	UnitedHealth Group, Inc.	31,832,940

		126,749,603

	Hotels, Restaurants & Leisure — 3.3%
210,686	Las Vegas Sands Corp.	16,332,379
105,809	Marriott International, Inc. — Class A	15,589,898
222,106	Royal Caribbean Cruises, Ltd.	29,662,256
299,142	Wyndham Worldwide Corp.	37,132,497

		98,717,030

	Household Durables — 0.4%
424,424	PulteGroup, Inc.	13,509,416

	Household Products — 1.3%
547,113	Church & Dwight Co., Inc.	26,726,470
119,998	Kimberly-Clark Corp.	14,039,766

		40,766,236

	Industrial Conglomerates — 1.0%
187,005	Honeywell International, Inc.	29,859,088

	Insurance — 2.8%
359,460	Lincoln National Corp.	29,763,288
261,348	MetLife, Inc.	12,562,999
195,587	Principal Financial Group, Inc.	13,221,681
537,321	Unum Group	28,580,104

		84,128,072

See Notes to Schedules of Portfolio Investments

2

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Internet & Catalog Retail — 0.9%
13,502	Priceline Group, Inc. (The)[1]	$25,816,499

	Internet Software & Services — 3.2%
26,630	Alphabet, Inc. — Class A1	31,482,519
782,519	eBay, Inc.[1]	31,754,621
171,616	Facebook, Inc. — Class A1	32,073,314

		95,310,454

	IT Services — 5.6%
177,838	Accenture PLC — Class A	28,578,567
250,214	Amdocs, Ltd.	17,114,638
405,042	Cognizant Technology Solutions Corp. — Class A	31,585,175
108,119	DXC Technology Co.	10,763,246
549,874	PayPal Holdings, Inc.[1]	46,915,250
266,696	Visa, Inc. — Class A	33,131,644

		168,088,520

	Life Sciences Tools & Services — 3.1%
38,945	Mettler-Toledo International, Inc.[1]	26,298,001
150,332	Thermo Fisher Scientific, Inc.	33,690,904
150,483	Waters Corp.[1]	32,445,640

		92,434,545

	Machinery — 3.0%
179,416	Illinois Tool Works, Inc.	31,159,177
329,309	Ingersoll-Rand PLC	31,162,510
175,096	Stanley Black & Decker, Inc.	29,106,208

		91,427,895

	Media — 1.7%
641,212	Comcast Corp. — Class A	27,270,746
303,454	Omnicom Group, Inc.	23,259,749

		50,530,495

	Multi-line Retail — 1.1%
447,668	Target Corp.	33,673,587

	Multi-Utilities — 1.8%
1,085,589	CenterPoint Energy, Inc.	30,591,898
497,907	CMS Energy Corp.	22,281,338

		52,873,236

	Oil, Gas & Consumable Fuels — 4.6%
281,361	Andeavor	30,432,006
231,610	Chevron Corp.	29,032,313
692,467	Kinder Morgan, Inc.	12,450,557
457,398	Marathon Petroleum Corp.	31,683,959
356,799	Valero Energy Corp.	34,242,000

		137,840,835

	Pharmaceuticals — 2.9%
319,492	AbbVie, Inc.	35,853,392
196,683	Johnson & Johnson	27,179,624
623,238	Pfizer, Inc.	23,084,736

		86,117,752

	Professional Services — 1.0%
239,612	ManpowerGroup, Inc.	31,482,621

See Notes to Schedules of Portfolio Investments

3

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Real Estate Management & Development — 1.0%
646,889	CBRE Group, Inc. — Class A1	$29,556,358

	Road & Rail — 0.5%
108,257	Union Pacific Corp.	14,452,310

	Semiconductors & Semiconductor Equipment — 4.9%
299,944	Applied Materials, Inc.	16,085,997
694,528	Intel Corp.	33,434,578
150,376	Lam Research Corp.	28,800,011
150,777	NVIDIA Corp.	37,060,987
298,733	Texas Instruments, Inc.	32,762,048

		148,143,621

	Software — 5.9%
171,460	Citrix Systems, Inc.[1]	15,904,630
209,980	Electronic Arts, Inc.[1]	26,659,061
331,137	Microsoft Corp.	31,461,326
534,355	Oracle Corp.	27,567,374
338,093	Synopsys, Inc.[1]	31,310,793
360,101	VMware, Inc. — Class A1,2	44,576,903

		177,480,087

	Specialty Retail — 3.8%
427,364	Best Buy Co., Inc.	31,223,214
156,093	Home Depot, Inc.	31,359,083
313,203	Lowe’s Cos., Inc.	32,801,750
225,666	Ross Stores, Inc.	18,592,622

		113,976,669

	Technology Hardware, Storage & Peripherals — 4.0%
176,688	Apple, Inc.	29,582,872
732,139	HP, Inc.	17,073,481
640,050	NetApp, Inc.	39,363,075
373,993	Western Digital Corp.	33,277,897

		119,297,325

	Textiles, Apparel & Luxury Goods — 0.6%
850,960	Hanesbrands, Inc.	18,482,851

	TOTAL COMMON STOCKS (Cost $2,144,241,291)	2,998,763,597

Face Amount

REPURCHASE AGREEMENT* — 0.5%
$15,198,262	With Fixed Income Clearing Corp., dated 1/31/18, 0.20%, principal and interest in the amount of $15,198,346, due 2/1/18, (collateralized by a U.S. Treasury Note with a par value of $16,680,000, coupon rate of 1.625%, due 2/15/26, market value of $15,506,529)	15,198,262

	TOTAL REPURCHASE AGREEMENT (Cost $15,198,262)	15,198,262

See Notes to Schedules of Portfolio Investments

4

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

January 31, 2018 — (Unaudited)

Shares		Value

INVESTMENT OF SECURITY LENDING COLLATERAL* — 1.5%
43,662,246	State Street Navigator Securities Lending Government Money Market Portfolio	$43,662,246

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $43,662,246)	43,662,246

TOTAL INVESTMENTS (Cost $2,203,101,799)	101.5%	$3,057,624,105

LIABILITIES IN EXCESS OF OTHER ASSETS	(1.5)	(44,946,608)

NET ASSETS	100.0%	$3,012,677,497

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.

See Notes to Schedules of Portfolio Investments

5

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — 100.0%
	Aerospace & Defense — 3.4%
348,901	Boeing Co. (The)	$123,640,047
89,073	Huntington Ingalls Industries, Inc.	21,158,401

		144,798,448

	Airlines — 2.7%
437,834	Alaska Air Group, Inc.	28,778,829
1,402,039	Southwest Airlines Co.	85,243,971

		114,022,800

	Banks — 0.6%
556,799	Citizens Financial Group, Inc.	25,557,074

	Beverages — 2.4%
408,301	Constellation Brands, Inc. — Class A	89,609,820
114,135	PepsiCo, Inc.	13,730,441

		103,340,261

	Biotechnology — 3.5%
454,724	Amgen, Inc.	84,601,400
71,980	Biogen, Inc.[1]	25,035,364
393,200	Celgene Corp.[1]	39,776,112

		149,412,876

	Building Products — 1.0%
965,961	Masco Corp.	43,139,818

	Capital Markets — 1.5%
227,429	Ameriprise Financial, Inc.	38,367,272
460,235	TD Ameritrade Holding Corp.	25,676,511

		64,043,783

	Chemicals — 1.6%
571,568	LyondellBasell Industries N.V. — Class A	68,496,709

	Communications Equipment — 0.7%
210,443	F5 Networks, Inc.[1]	30,417,431

	Containers & Packaging — 2.0%
498,355	Avery Dennison Corp.	61,138,191
413,557	International Paper Co.	25,996,193

		87,134,384

	Electronic Equipment, Instruments & Components — 4.6%
1,026,323	Amphenol Corp. — Class A	95,211,985
694,689	CDW Corp.	51,955,790
196,954	IPG Photonics Corp.[1]	49,622,560

		196,790,335

	Equity Real Estate Investment Trusts — 1.0%
162,291	American Tower Corp.	23,970,381
694,335	CubeSmart	19,115,042

		43,085,423

	Food & Staples Retailing — 2.1%
1,446,484	Sysco Corp.	90,940,449

	Food Products — 0.5%
351,317	General Mills, Inc.	20,548,531

	Health Care Providers & Services — 4.4%
316,863	Humana, Inc.	89,301,499

See Notes to Schedules of Portfolio Investments

6

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Health Care Providers & Services — (Continued)
425,033	UnitedHealth Group, Inc.	$100,639,314

		189,940,813

	Hotels, Restaurants & Leisure — 3.6%
667,688	Marriott International, Inc. — Class A	98,377,150
453,604	Wyndham Worldwide Corp.	56,305,864

		154,683,014

	Household Durables — 1.6%
558,220	DR Horton, Inc.	27,380,691
1,238,343	PulteGroup, Inc.	39,416,458

		66,797,149

	Household Products — 0.5%
415,490	Church & Dwight Co., Inc.	20,296,687

	Insurance — 1.6%
799,945	Marsh & McLennan Cos., Inc.	66,811,406

	Internet & Catalog Retail — 0.5%
824,327	Liberty Interactive Corp. QVC Group — Class A1	23,155,345

	Internet Software & Services — 5.3%
37,769	Alphabet, Inc. — Class A1	44,651,267
2,144,167	eBay, Inc.[1]	87,010,297
518,459	Facebook, Inc. — Class A1	96,894,803

		228,556,367

	IT Services — 11.7%
583,649	Accenture PLC — Class A	93,792,394
1,208,781	Cognizant Technology Solutions Corp. — Class A	94,260,743
615,340	Mastercard, Inc. — Class A	103,992,460
1,318,719	PayPal Holdings, Inc.[1]	112,513,105
782,977	Visa, Inc. — Class A	97,269,233

		501,827,935

	Life Sciences Tools & Services — 4.0%
353,042	Agilent Technologies, Inc.	25,923,874
241,934	Thermo Fisher Scientific, Inc.	54,219,829
422,443	Waters Corp.[1]	91,082,935

		171,226,638

	Machinery — 3.7%
201,986	Cummins, Inc.	37,973,368
242,489	Illinois Tool Works, Inc.	42,113,064
829,706	Ingersoll-Rand PLC	78,515,079

		158,601,511

	Media — 2.8%
469,708	CBS Corp. — Class B	27,059,878
2,129,571	Comcast Corp. — Class A	90,570,655

		117,630,533

	Multi-line Retail — 1.3%
543,977	Dollar General Corp.	56,094,908

	Personal Products — 1.5%
468,498	Estee Lauder Cos., Inc. (The) — Class A	63,228,490

	Pharmaceuticals — 1.1%
419,228	AbbVie, Inc.	47,045,766

See Notes to Schedules of Portfolio Investments

7

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Professional Services — 0.5%
371,336	Robert Half International, Inc.	$21,492,928

	Real Estate Management & Development — 0.9%
850,856	CBRE Group, Inc. — Class A1	38,875,611

	Road & Rail — 0.6%
175,473	Union Pacific Corp.	23,425,646

	Semiconductors & Semiconductor Equipment — 7.0%
1,557,985	Applied Materials, Inc.	83,554,735
195,467	KLA-Tencor Corp.	21,462,277
480,630	Lam Research Corp.	92,050,258
929,354	Texas Instruments, Inc.	101,922,253

		298,989,523

	Software — 8.1%
370,297	Citrix Systems, Inc.[1]	34,348,750
936,161	Microsoft Corp.	88,944,657
1,394,362	Oracle Corp.	71,935,136
335,725	Red Hat, Inc.[1]	44,107,550
864,671	VMware, Inc. — Class A1,2	107,037,623

		346,373,716

	Specialty Retail — 8.4%
490,490	Home Depot, Inc.	98,539,441
914,859	Lowe’s Cos., Inc.	95,813,183
880,207	Ross Stores, Inc.	72,520,255
1,158,144	TJX Cos., Inc. (The)	93,022,126

		359,895,005

	Technology Hardware, Storage & Peripherals — 3.3%
588,677	Apple, Inc.	98,562,190
699,975	NetApp, Inc.	43,048,463

		141,610,653

	TOTAL COMMON STOCKS (Cost $2,999,421,567)	4,278,287,966

Face Amount

REPURCHASE AGREEMENT* — 0.1%
$4,375,645	With Fixed Income Clearing Corp., dated 1/31/18, 0.20%, principal and interest in the amount of $4,375,670, due 2/1/18, (collateralized by a U.S. Treasury Note with a par value of $4,805,000, coupon rate of 1.625%, due 2/15/26, market value of $4,466,959)	4,375,645

	TOTAL REPURCHASE AGREEMENT (Cost $4,375,645)	4,375,645

See Notes to Schedules of Portfolio Investments

8

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

January 31, 2018 — (Unaudited)

Shares		Value

INVESTMENT OF SECURITY LENDING COLLATERAL* — 2.4%
102,474,316	State Street Navigator Securities Lending Government Money Market Portfolio	$102,474,316

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $102,474,316)	102,474,316

TOTAL INVESTMENTS (Cost $3,106,271,528)	102.5%	$4,385,137,927

LIABILITIES IN EXCESS OF OTHER ASSETS	(2.5)	(104,874,728)

NET ASSETS	100.0%	$4,280,263,199

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.

See Notes to Schedules of Portfolio Investments

9

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — 97.9%
	Airlines — 0.5%
103	Delta Air Lines, Inc.	$5,847

	Banks — 13.4%
930	Bank of America Corp.	29,760
278	Citigroup, Inc.	21,818
675	Citizens Financial Group, Inc.	30,983
84	East West Bancorp, Inc.	5,536
252	JPMorgan Chase & Co.	29,149
409	SunTrust Banks, Inc.	28,916

		146,162

	Biotechnology — 3.9%
109	Amgen, Inc.	20,279
265	Gilead Sciences, Inc.	22,207

		42,486

	Capital Markets — 3.7%
171	Franklin Resources, Inc.	7,252
580	Invesco, Ltd.	20,956
126	Raymond James Financial, Inc.	12,145

		40,353

	Chemicals — 2.0%
224	Eastman Chemical Co.	22,216

	Communications Equipment — 1.4%
148	Cisco Systems, Inc.	6,148
337	Juniper Networks, Inc.	8,813

		14,961

	Consumer Finance — 4.7%
247	Ally Financial, Inc.	7,353
248	Discover Financial Services	19,790
614	Synchrony Financial	24,364

		51,507

	Diversified Telecommunication Services — 2.0%
585	AT&T, Inc.	21,908

	Electric Utilities — 4.2%
337	Edison International	21,073
178	FirstEnergy Corp.	5,856
404	Xcel Energy, Inc.	18,438

		45,367

	Electrical Equipment — 1.9%
251	Eaton Corp. PLC	21,077

	Electronic Equipment, Instruments & Components — 0.8%
352	Jabil, Inc.	8,951

	Energy Equipment & Services — 2.6%
211	Halliburton Co.	11,331
470	National Oilwell Varco, Inc.	17,239

		28,570

	Equity Real Estate Investment Trusts — 3.2%
733	Host Hotels & Resorts, Inc.	15,217
298	Prologis, Inc.	19,403

		34,620

See Notes to Schedules of Portfolio Investments

10

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Food & Staples Retailing — 2.8%
63	Walgreens Boots Alliance, Inc.	$4,742
247	Wal-Mart Stores, Inc.	26,330

		31,072

	Food Products — 4.9%
330	General Mills, Inc.	19,302
74	Ingredion, Inc.	10,629
306	Tyson Foods, Inc. — Class A	23,290

		53,221

	Health Care Providers & Services — 4.5%
87	Aetna, Inc.	16,253
78	Anthem, Inc.	19,332
59	Centene Corp.[1]	6,327
87	Express Scripts Holding Co.[1]	6,889

		48,801

	Hotels, Restaurants & Leisure — 1.8%
145	Royal Caribbean Cruises, Ltd.	19,365

	Household Durables — 1.1%
187	PulteGroup, Inc.	5,952
120	Toll Brothers, Inc.	5,590

		11,542

	Household Products — 1.6%
207	Procter & Gamble Co. (The)	17,872

	Insurance — 4.5%
128	FNF Group	4,990
260	Lincoln National Corp.	21,528
88	Prudential Financial, Inc.	10,456
227	Unum Group	12,074

		49,048

	Internet Software & Services — 0.6%
93	Akamai Technologies, Inc.[1]	6,230

	IT Services — 1.7%
146	Amdocs, Ltd.	9,987
53	International Business Machines Corp.	8,676

		18,663

	Machinery — 2.9%
217	Ingersoll-Rand PLC	20,535
67	Stanley Black & Decker, Inc.	11,137

		31,672

	Media — 1.0%
322	Viacom, Inc. — Class B	10,761

	Metals & Mining — 1.1%
266	Steel Dynamics, Inc.	12,076

	Multi-Utilities — 1.7%
245	Ameren Corp.	13,874
94	CMS Energy Corp.	4,207

		18,081

	Oil, Gas & Consumable Fuels — 7.2%
123	Exxon Mobil Corp.	10,738

See Notes to Schedules of Portfolio Investments

11

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

January 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Oil, Gas & Consumable Fuels — (Continued)
578	Kinder Morgan, Inc.	$10,393
532	Marathon Oil Corp.	9,677
323	Marathon Petroleum Corp.	22,374
265	Valero Energy Corp.	25,432

		78,614

	Pharmaceuticals — 4.9%
155	Johnson & Johnson	21,419
226	Merck & Co., Inc.	13,391
509	Pfizer, Inc.	18,853

		53,663

	Professional Services — 0.5%
41	ManpowerGroup, Inc.	5,387

	Real Estate Management & Development — 1.5%
352	CBRE Group, Inc. — Class A1	16,083

	Road & Rail — 0.5%
37	Norfolk Southern Corp.	5,583

	Semiconductors & Semiconductor Equipment — 3.5%
549	Intel Corp.	26,429
262	Micron Technology, Inc.[1]	11,455

		37,884

	Software — 1.1%
243	Oracle Corp.	12,536

	Specialty Retail — 2.2%
322	Best Buy Co., Inc.	23,525

	Technology Hardware, Storage & Peripherals — 2.0%
243	Western Digital Corp.	21,622

	TOTAL COMMON STOCKS (Cost $977,475)	1,067,326

TOTAL INVESTMENTS (Cost $977,475)	97.9%	$1,067,326

OTHER ASSETS IN EXCESS OF LIABILITIES	2.1	22,895

NET ASSETS	100.0%	$1,090,221

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.

See Notes to Schedules of Portfolio Investments

12

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — 97.4%
	Aerospace & Defense — 0.9%
140	KLX, Inc.[1]	$9,892

	Air Freight & Logistics — 0.8%
178	Hub Group, Inc. — Class A1	8,553

	Auto Components — 1.2%
129	Fox Factory Holding Corp.[1]	4,947
140	Tenneco, Inc.	8,122

		13,069

	Banks — 10.5%
256	BancorpSouth Bank	8,589
354	Cadence BanCorp[1]	9,905
100	Community Trust Bancorp, Inc.	4,730
300	First Financial Bancorp	8,550
149	Great Southern Bancorp, Inc.	7,562
157	Hancock Holding Co.	8,431
269	Hanmi Financial Corp.	8,474
453	Hope Bancorp, Inc.	8,625
218	NBT Bancorp, Inc.	8,046
249	Peapack Gladstone Financial Corp.	8,845
249	Peoples Bancorp, Inc.	8,867
198	S&T Bancorp, Inc.	7,991
198	Sandy Spring Bancorp, Inc.	7,488
108	UMB Financial Corp.	8,227

		114,330

	Biotechnology — 6.1%
2,074	Achillion Pharmaceuticals, Inc.[1]	5,496
2,919	Celldex Therapeutics, Inc.[1]	8,056
404	Concert Pharmaceuticals, Inc.[1]	8,112
180	Emergent BioSolutions, Inc.[1]	8,782
435	Halozyme Therapeutics, Inc.[1,2]	8,126
618	Momenta Pharmaceuticals, Inc.[1]	10,506
243	Myriad Genetics, Inc.[1]	8,962
237	Repligen Corp.[1]	8,383

		66,423

	Building Products — 0.9%
260	Gibraltar Industries, Inc.[1]	9,646

	Capital Markets — 1.8%
96	Evercore, Inc. — Class A	9,653
416	Waddell & Reed Financial, Inc. — Class A	9,568

		19,221

	Chemicals — 2.9%
210	A Schulman, Inc.	8,190
109	Minerals Technologies, Inc.	8,191
168	PolyOne Corp.	7,301
104	Stepan Co.	8,156

		31,838

	Commercial Services & Supplies — 2.2%
627	ACCO Brands Corp.[1]	7,430
421	Heritage-Crystal Clean, Inc.[1]	9,157
158	Tetra Tech, Inc.	7,852

		24,439

See Notes to Schedules of Portfolio Investments

13

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Communications Equipment — 1.8%
364	CalAmp Corp.[1]	$8,911
158	NETGEAR, Inc.[1]	11,012

		19,923

	Construction & Engineering — 1.0%
69	Argan, Inc.	3,008
405	KBR, Inc.	8,238

		11,246

	Diversified Consumer Services — 1.7%
913	Houghton Mifflin Harcourt Co.[1]	7,669
328	K12, Inc.[1]	5,691
97	Sotheby’s1	5,118

		18,478

	Diversified Financial Services — 0.7%
465	Invesco Mortgage Capital, Inc.	7,552

	Electric Utilities — 2.8%
104	ALLETE, Inc.	7,534
169	Otter Tail Corp.	7,199
178	PNM Resources, Inc.	6,782
202	Portland General Electric Co.	8,555

		30,070

	Electrical Equipment — 1.6%
413	Atkore International Group, Inc.[1]	9,656
406	TPI Composites, Inc.[1]	8,152

		17,808

	Electronic Equipment, Instruments & Components — 3.1%
202	Insight Enterprises, Inc.[1]	7,498
250	Sanmina Corp.[1]	6,538
211	ScanSource, Inc.[1]	7,216
89	Tech Data Corp.[1]	8,924
146	Vishay Intertechnology, Inc.	3,205

		33,381

	Energy Equipment & Services — 2.4%
172	Dril-Quip, Inc.[1]	8,884
517	Matrix Service Co.[1]	9,254
542	Rowan Cos. PLC — Class A1	7,978

		26,116

	Equity Real Estate Investment Trusts — 5.6%
350	Chatham Lodging Trust	7,840
288	Chesapeake Lodging Trust	7,882
708	DiamondRock Hospitality Co.	8,326
56	EastGroup Properties, Inc.	4,861
246	First Industrial Realty Trust, Inc.	7,592
281	LaSalle Hotel Properties	8,582
354	Mack-Cali Realty Corp.	7,105
221	Pebblebrook Hotel Trust[2]	8,619

		60,807

	Food & Staples Retailing — 1.3%
279	Performance Food Group Co.[1]	9,584
204	SpartanNash Co.	4,971

		14,555

See Notes to Schedules of Portfolio Investments

14

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Food Products — 0.8%
830	Dean Foods Co.	$8,607

	Gas Utilities — 0.6%
100	Spire, Inc.	6,650

	Health Care Equipment & Supplies — 4.4%
298	AngioDynamics, Inc.[1]	5,188
210	Cardiovascular Systems, Inc.[1]	5,189
139	Haemonetics Corp.[1]	8,987
168	Halyard Health, Inc.[1]	8,200
110	Insulet Corp.[1]	8,418
548	OraSure Technologies, Inc.[1]	11,925

		47,907

	Health Care Providers & Services — 1.5%
117	LHC Group, Inc.[1]	7,348
231	Tivity Health, Inc.[1]	8,951

		16,299

	Hotels, Restaurants & Leisure — 0.8%
287	Penn National Gaming, Inc.[1]	9,158

	Household Products — 0.8%
221	Central Garden & Pet Co.[1]	8,661

	Insurance — 2.8%
278	American Equity Investment Life Holding Co.	9,174
147	AMERISAFE, Inc.	8,930
337	CNO Financial Group, Inc.	8,287
101	Employers Holdings, Inc.	4,283

		30,674

	Internet Software & Services — 0.8%
383	Web.com Group, Inc.[1]	8,905

	IT Services — 7.1%
303	Acxiom Corp.[1]	8,202
470	Cardtronics PLC — Class A1	11,496
179	CSG Systems International, Inc.	8,085
522	Hackett Group, Inc. (The)	8,357
163	ManTech International Corp. — Class A	8,487
280	Sykes Enterprises, Inc.[1]	8,686
593	Travelport Worldwide, Ltd.	8,071
207	TTEC Holdings, Inc.	8,218
175	Virtusa Corp.[1]	7,809

		77,411

	Leisure Equipment & Products — 0.8%
371	MCBC Holdings, Inc.[1]	8,967

	Life Sciences Tools & Services — 1.4%
377	Luminex Corp.	7,612
978	NanoString Technologies, Inc.[1]	7,354

		14,966

	Machinery — 3.9%
91	Hyster-Yale Materials Handling, Inc.	7,707
332	Rexnord Corp.[1]	9,333
265	SPX Corp.[1]	8,281
192	SPX FLOW, Inc.[1]	8,903

See Notes to Schedules of Portfolio Investments

15

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Machinery — (Continued)
110	Watts Water Technologies, Inc. — Class A	$8,772

		42,996

	Media — 1.2%
523	Gray Television, Inc.[1]	8,551
759	National CineMedia, Inc.	5,085

		13,636

	Metals & Mining — 0.8%
80	Kaiser Aluminum Corp.	8,819

	Multi-line Retail — 0.7%
140	Ollie’s Bargain Outlet Holdings, Inc.[1]	7,777

	Oil, Gas & Consumable Fuels — 0.7%
414	Par Pacific Holdings, Inc.[1]	7,547

	Paper & Forest Products — 1.2%
103	Boise Cascade Co.	4,578
296	Louisiana-Pacific Corp.[1]	8,765

		13,343

	Pharmaceuticals — 1.5%
583	Horizon Pharma PLC[1]	8,483
205	Supernus Pharmaceuticals, Inc.[1]	8,005

		16,488

	Professional Services — 1.3%
99	Exponent, Inc.	7,341
139	ICF International, Inc.[1]	7,381

		14,722

	Real Estate Management & Development — 0.8%
138	RMR Group, Inc. (The) — Class A	8,936

	Semiconductors & Semiconductor Equipment — 4.9%
80	Cabot Microelectronics Corp.	8,151
320	Cohu, Inc.	7,286
256	Diodes, Inc.[1]	7,217
451	FormFactor, Inc.[1]	6,472
300	Nanometrics, Inc.[1]	7,431
544	Rambus, Inc.[1]	6,871
270	SMART Global Holdings, Inc.[1]	9,793

		53,221

	Software — 1.4%
60	MicroStrategy, Inc. — Class A1	8,264
1,729	Zix Corp.[1]	7,313

		15,577

	Specialty Retail — 1.9%
121	Asbury Automotive Group, Inc.[1]	8,791
518	Tailored Brands, Inc.	12,530

		21,321

	Textiles, Apparel & Luxury Goods — 3.1%
110	Deckers Outdoor Corp.[1]	9,428
290	Movado Group, Inc.	8,874
342	Perry Ellis International, Inc.[1]	8,201

See Notes to Schedules of Portfolio Investments

16

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

January 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Textiles, Apparel & Luxury Goods — (Continued)
209	Wolverine World Wide, Inc.	$6,862

		33,365

	Thrifts & Mortgage Finance — 2.1%
396	Dime Community Bancshares, Inc.	7,524
296	Provident Financial Services, Inc.	7,788
448	United Financial Bancorp, Inc.	7,508

		22,820

	Trading Companies & Distributors — 0.8%
121	Applied Industrial Technologies, Inc.	8,924

	TOTAL COMMON STOCKS (Cost $1,004,759)	1,065,044

INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.8%
8,674	State Street Navigator Securities Lending Government Money Market Portfolio	8,674

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $8,674)	8,674

TOTAL INVESTMENTS (Cost $1,013,433)	98.2%	$1,073,718

OTHER ASSETS IN EXCESS OF LIABILITIES	1.8	19,157

NET ASSETS	100.0%	$1,092,875

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.

See Notes to Schedules of Portfolio Investments

17

THE GLENMEDE FUND, INC.

International Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.5%
	Japan — 24.5%
523,817	Astellas Pharma, Inc., Unsponsored ADR	$6,909,146
81,896	Bridgestone Corp., Unsponsored ADR	1,998,262
187,668	Canon, Inc., Sponsored ADR	7,548,007
472,203	Daiichi Sankyo Co., Ltd., Sponsored ADR	15,799,912
154,046	Daito Trust Construction Co., Ltd., Sponsored ADR	6,746,445
107,609	FUJIFILM Holdings Corp., Unsponsored ADR	4,406,589
72,385	Fujitsu, Ltd., Unsponsored ADR	2,496,559
240,652	ITOCHU Corp., Unsponsored ADR	9,508,161
492,618	KDDI Corp., Unsponsored ADR	6,349,846
278,211	Kirin Holdings Co., Ltd., Sponsored ADR	6,977,532
53,350	Mitsubishi Corp., Sponsored ADR	2,996,936
421,343	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	3,210,634
133,694	Nippon Telegraph & Telephone Corp., ADR	6,457,420
110,345	Omron Corp., Sponsored ADR	6,940,700
180,748	Sony Corp., Sponsored ADR	8,665,059
180,976	Subaru Corp., Unsponsored ADR	3,016,870
219,693	Suntory Beverage & Food, Ltd., Unsponsored ADR	5,261,647
38,585	Suzuki Motor Corp., Unsponsored ADR	8,863,360
58,936	Tokyo Electron, Ltd., Unsponsored ADR	2,777,654
68,738	Trend Micro, Inc., Sponsored ADR[1]	3,735,223

		120,665,962

	United Kingdom — 16.7%
74,579	Ashtead Group PLC, Unsponsored ADR	9,005,414
341,925	Aviva PLC, Sponsored ADR	5,084,425
338,905	Burberry Group PLC, Sponsored ADR	7,750,757
533,365	Centrica PLC, Sponsored ADR	4,101,577
50,280	Diageo PLC, Sponsored ADR	7,238,309
529,839	J Sainsbury PLC, Sponsored ADR	7,762,141
569,117	Kingfisher PLC, Sponsored ADR	5,719,626
98,192	RELX PLC, Sponsored ADR	2,151,387
61,952	Smith & Nephew PLC, Sponsored ADR	2,263,107
396,467	Smiths Group PLC, Sponsored ADR	9,154,423
267,671	Standard Life Aberdeen PLC, Unsponsored ADR	6,587,383
121,168	Tate & Lyle PLC, Sponsored ADR	4,452,318
41,578	Unilever N.V., ADR	2,390,319
116,624	Unilever PLC, Sponsored ADR	6,585,757
92,000	United Utilities Group PLC, ADR	1,953,160

		82,200,103

	France — 11.6%
79,807	Arkema SA, Sponsored ADR	10,243,228
222,388	Atos SE, Unsponsored ADR	7,037,468
264,017	AXA SA, Sponsored ADR	8,686,159
101,928	Cie Generale des Etablissements Michelin, Unsponsored ADR	3,256,600
140,657	Danone SA, Sponsored ADR	2,417,894
157,179	Engie SA, Sponsored ADR	2,736,486
36,792	Essilor International Cie Generale d’Optique SA, Unsponsored ADR	2,618,855
120,424	Ingenico Group SA, Unsponsored ADR	2,730,012
144,367	Renault SA, Unsponsored ADR	3,176,074
67,534	Sanofi, ADR	2,966,769
310,019	Societe Generale SA, Sponsored ADR	3,621,022
90,694	Total SA, Sponsored ADR	5,265,694
97,999	Unibail-Rodamco SE, Unsponsored ADR	2,528,374

		57,284,635

	Germany — 8.6%
114,383	Allianz SE, Sponsored ADR	2,896,178

See Notes to Schedules of Portfolio Investments

18

THE GLENMEDE FUND, INC.

International Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Germany — (Continued)
284,240	Bayer AG, Sponsored ADR	$9,314,545
99,932	Continental AG, Sponsored ADR	5,999,917
308,158	Deutsche Lufthansa AG, Sponsored ADR	10,991,996
113,208	HeidelbergCement AG, Unsponsored ADR	2,449,821
223,752	Muenchener Rueckversicherungs-Gesellschaft AG, Unsponsored ADR	5,262,647
72,836	Siemens AG, Sponsored ADR	5,553,745

		42,468,849

	Switzerland — 7.5%
163,966	Adecco Group AG, Unsponsored ADR	6,729,165
587,899	LafargeHolcim, Ltd., Unsponsored ADR[1]	7,166,489
28,551	Nestle SA, Sponsored ADR	2,466,806
80,130	Roche Holding AG, Sponsored ADR	2,484,030
303,429	Swiss Re AG, Sponsored ADR	7,461,319
49,000	Swisscom AG, Sponsored ADR	2,670,010
244,068	Zurich Insurance Group AG, ADR	8,024,956

		37,002,775

	Hong Kong — 5.6%
115,843	BOC Hong Kong Holdings, Ltd., Sponsored ADR	11,762,698
277,885	Sun Hung Kai Properties, Ltd., Sponsored ADR	4,846,315
445,183	WH Group, Ltd., Sponsored ADR	10,996,020

		27,605,033

	Australia — 5.5%
65,524	BHP Billiton PLC, ADR	2,917,128
588,721	National Australia Bank, Ltd., Sponsored ADR	6,946,908
432,859	QBE Insurance Group, Ltd., Sponsored ADR	3,791,845
610,112	South32, Ltd., ADR	9,420,129
158,038	Westpac Banking Corp., Sponsored ADR	3,950,950

		27,026,960

	Netherlands — 4.3%
431,271	ABN AMRO Group N.V., Unsponsored ADR[1,2]	7,284,167
342,869	Koninklijke Ahold Delhaize N.V., Sponsored ADR	7,645,979
48,681	Koninklijke Vopak N.V., Unsponsored ADR	2,195,513
40,041	Royal Dutch Shell PLC — Class B, Sponsored ADR	2,880,149
18,717	Wolters Kluwer N.V., Sponsored ADR	989,381

		20,995,189

	Denmark — 3.6%
425,040	Danske Bank AS, Sponsored ADR	8,670,816
86,766	Novo Nordisk AS, Sponsored ADR	4,815,513
197,074	Vestas Wind Systems AS, Unsponsored ADR	4,476,536

		17,962,865

	Spain — 2.8%
93,716	Amadeus IT Group SA, Unsponsored ADR	7,271,424
483,278	Enagas SA, Unsponsored ADR	6,548,417

		13,819,841

	Italy — 2.1%
154,238	Intesa Sanpaolo SPA, Sponsored ADR	3,652,356
374,978	Terna Rete Elettrica Nazionale SPA, Unsponsored ADR	6,798,351

		10,450,707

	Finland — 2.0%
299,764	UPM-Kymmene OYJ, Sponsored ADR	10,144,014

See Notes to Schedules of Portfolio Investments

19

THE GLENMEDE FUND, INC.

International Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

January 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Sweden — 1.5%
229,170	SKF AB, Sponsored ADR	$5,692,583
58,749	Swedbank AB, ADR	1,502,799

		7,195,382

	United States — 1.4%
97,687	Carnival PLC, ADR	6,968,014

	Singapore — 1.1%
127,456	United Overseas Bank, Ltd., Sponsored ADR	5,346,779

	Belgium — 0.7%
65,315	Ageas, Sponsored ADR	3,452,551

	TOTAL COMMON STOCKS (Cost $391,067,385)	490,589,659

INVESTMENT OF SECURITY LENDING COLLATERAL — 0.1%
265,650	State Street Navigator Securities Lending Government Money Market Portfolio	265,650

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $265,650)	265,650

Face Amount

REPURCHASE AGREEMENT* — 0.4%
$2,176,641	With Fixed Income Clearing Corp., dated 1/31/18, 0.20%, principal and interest in the amount of $2,176,653, due 2/1/18, (collateralized by a U.S. Treasury Note with a par value of $2,390,000, coupon rate of 1.625%, due 02/15/26, market value of $2,221,859)	2,176,641

	TOTAL REPURCHASE AGREEMENT (Cost $2,176,641)	2,176,641

TOTAL INVESTMENTS (Cost $393,509,676)	100.0%	$493,031,950

OTHER ASSETS IN EXCESS OF LIABILITIES	0.0	69,626

NET ASSETS	100.0%	$493,101,576

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.

Abbreviatons:

ADR — American Depositary Receipt

See Notes to Schedules of Portfolio Investments

20

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.3%
	Airlines — 1.2%
3,065	Southwest Airlines Co.	$186,352

	Banks — 7.1%
4,941	Citizens Financial Group, Inc.	226,792
2,465	Comerica, Inc.	234,717
1,949	JPMorgan Chase & Co.	225,441
4,075	People’s United Financial, Inc.	80,155
1,498	PNC Financial Services Group, Inc. (The)	236,714
2,647	Zions BanCorp	143,018

		1,146,837

	Beverages — 3.2%
4,050	Coca-Cola Co. (The)	192,740
338	Constellation Brands, Inc. — Class A	74,181
1,997	PepsiCo, Inc.	240,239

		507,160

	Biotechnology — 4.5%
1,213	Amgen, Inc.	225,679
670	Biogen, Inc.[1]	233,033
1,074	Celgene Corp.[1]	108,646
1,937	Gilead Sciences, Inc.	162,320

		729,678

	Building Products — 2.5%
2,458	Fortune Brands Home & Security, Inc.	174,346
2,347	Owens Corning	218,201

		392,547

	Capital Markets — 4.7%
3,488	Bank of New York Mellon Corp. (The)	197,770
1,307	CME Group, Inc.	200,598
2,776	Franklin Resources, Inc.	117,730
1,182	State Street Corp.	130,221
2,041	TD Ameritrade Holding Corp.	113,867

		760,186

	Chemicals — 0.7%
1,077	Celanese Corp. — Class A	116,488

	Communications Equipment — 3.2%
5,925	Cisco Systems, Inc.	246,125
1,102	F5 Networks, Inc.[1]	159,283
4,195	Juniper Networks, Inc.	109,699

		515,107

	Containers & Packaging — 3.0%
2,115	Avery Dennison Corp.	259,468
2,259	International Paper Co.	142,001
1,160	WestRock Co.	77,291

		478,760

	Diversified Telecommunication Services — 0.6%
1,700	Verizon Communications, Inc.	91,919

	Electric Utilities — 0.9%
3,163	Xcel Energy, Inc.	144,359

	Energy Equipment & Services — 0.4%
1,176	Halliburton Co.	63,151

See Notes to Schedules of Portfolio Investments

21

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Equity Real Estate Investment Trusts — 1.4%
9,070	Brixmor Property Group, Inc.	$147,206
3,566	Host Hotels & Resorts, Inc.	74,030

		221,236

	Food & Staples Retailing — 1.9%
4,826	US Foods Holding Corp.[1]	155,059
1,430	Wal-Mart Stores, Inc.	152,438

		307,497

	Food Products — 1.8%
924	General Mills, Inc.	54,045
1,899	JM Smucker Co. (The)	240,964

		295,009

	Health Care Providers & Services — 4.8%
1,150	Aetna, Inc.	214,843
868	Anthem, Inc.	215,134
733	Centene Corp.[1]	78,607
366	Cigna Corp.	76,256
79	HCA Healthcare, Inc.[1]	7,992
623	Humana, Inc.	175,580

		768,412

	Hotels, Restaurants & Leisure — 3.1%
525	Marriott International, Inc. — Class A	77,354
1,664	Royal Caribbean Cruises, Ltd.	222,227
1,552	Wyndham Worldwide Corp.	192,650

		492,231

	Household Products — 1.4%
2,615	Procter & Gamble Co. (The)	225,779

	Independent Power Producers & Energy Traders — 1.0%
13,961	AES Corp.	161,389

	Industrial Conglomerates — 0.3%
309	Honeywell International, Inc.	49,338

	Insurance — 3.5%
2,365	Marsh & McLennan Cos., Inc.	197,525
2,880	Principal Financial Group, Inc.	194,688
1,320	Progressive Corp. (The)	71,412
653	Travelers Cos., Inc. (The)	97,898

		561,523

	Internet Software & Services — 1.5%
1,307	Facebook, Inc. — Class A1	244,265

	IT Services — 6.1%
1,041	Accenture PLC — Class A	167,289
1,187	Automatic Data Processing, Inc.	146,749
3,143	Cognizant Technology Solutions Corp. — Class A	245,091
3,597	PayPal Holdings, Inc.[1]	306,896
2,589	Teradata Corp.[1]	104,854

		970,879

	Life Sciences Tools & Services — 3.2%
1,033	Agilent Technologies, Inc.	75,853
955	IQVIA Holdings, Inc.[1]	97,591
491	Thermo Fisher Scientific, Inc.	110,038

See Notes to Schedules of Portfolio Investments

22

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Life Sciences Tools & Services — (Continued)
1,093	Waters Corp.[1]	$235,662

		519,144

	Machinery — 3.0%
915	Cummins, Inc.	172,020
1,730	Ingersoll-Rand PLC	163,710
875	Oshkosh Corp.	79,380
410	Stanley Black & Decker, Inc.	68,154

		483,264

	Media — 2.0%
896	Omnicom Group, Inc.	68,679
1,297	Scripps Networks Interactive, Inc. — Class A	114,123
1,495	Time Warner, Inc.	142,548

		325,350

	Multi-line Retail — 1.1%
2,298	Target Corp.	172,856

	Multi-Utilities — 1.8%
2,429	Ameren Corp.	137,554
3,400	CMS Energy Corp.	152,150

		289,704

	Oil, Gas & Consumable Fuels — 3.5%
828	Andeavor	89,556
2,188	Marathon Petroleum Corp.	151,563
1,400	ONEOK, Inc.	82,404
2,538	Valero Energy Corp.	243,572

		567,095

	Pharmaceuticals — 0.9%
1,047	Johnson & Johnson	144,685

	Professional Services — 0.9%
1,134	ManpowerGroup, Inc.	148,996

	Real Estate Management & Development — 2.0%
5,236	CBRE Group, Inc. — Class A1	239,233
2,705	Realogy Holdings Corp.	74,414

		313,647

	Road & Rail — 0.4%
605	Kansas City Southern	68,444

	Semiconductors & Semiconductor Equipment — 5.6%
4,264	Intel Corp.	205,269
957	Lam Research Corp.	183,285
223	Marvell Technology Group, Ltd.	5,203
1,738	NVIDIA Corp.	427,200
855	Skyworks Solutions, Inc.	83,114

		904,071

	Software — 7.5%
1,690	Citrix Systems, Inc.[1]	156,764
2,605	Dell Technologies, Inc. — Class V1	186,779
3,109	Fortinet, Inc.[1]	143,138
850	Microsoft Corp.	80,759
4,734	Oracle Corp.	244,227
864	Synopsys, Inc.[1]	80,015

See Notes to Schedules of Portfolio Investments

23

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

January 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Software — (Continued)
2,486	VMware, Inc. — Class A1,2	$307,742

		1,199,424

	Specialty Retail — 4.8%
3,408	Best Buy Co., Inc.	248,988
5,013	Gap, Inc. (The)	166,632
1,924	Lowe’s Cos., Inc.	201,501
1,895	Ross Stores, Inc.	156,129

		773,250

	Technology Hardware, Storage & Peripherals — 2.8%
1,202	Apple, Inc.	201,251
2,847	HP, Inc.	66,392
5,434	Xerox Corp.	185,462

		453,105

	Textiles, Apparel & Luxury Goods — 1.0%
2,595	Hanesbrands, Inc.[2]	56,363
660	PVH Corp.	102,353

		158,716

	TOTAL COMMON STOCKS (Cost $12,227,525)	15,951,853

Face Amount

REPURCHASE AGREEMENT* — 0.7%
$104,639	With Fixed Income Clearing Corp., dated 1/31/18, 0.20%, principal and interest in the amount of $104,640, due 2/1/18, (collateralized by a U.S. Treasury Note with a par value of $110,000, coupon rate of 1.875%, due 03/31/22, market value of $108,244)	104,639

	TOTAL REPURCHASE AGREEMENT (Cost $104,639)	104,639

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 2.2%
359,166	State Street Navigator Securities Lending Government Money Market Portfolio	359,166

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $359,166)	359,166

TOTAL INVESTMENTS (Cost $12,691,330)	102.2%	$16,415,658

LIABILITIES IN EXCESS OF OTHER ASSETS	(2.2)	(357,153)

NET ASSETS	100.0%	$16,058,505

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.

See Notes to Schedules of Portfolio Investments

24

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.5%
	Airlines — 1.6%
2,429	Alaska Air Group, Inc.	$159,658
1,221	Southwest Airlines Co.	74,237

		233,895

	Auto Components — 1.3%
1,030	Lear Corp.	198,934

	Banks — 6.8%
2,119	Comerica, Inc.	201,771
8,532	Fifth Third Bancorp	282,409
2,853	JPMorgan Chase & Co.	330,007
1,306	PNC Financial Services Group, Inc. (The)	206,374

		1,020,561

	Beverages — 2.6%
3,124	Coca-Cola Co. (The)	148,671
1,962	PepsiCo, Inc.	236,029

		384,700

	Biotechnology — 3.1%
1,618	Amgen, Inc.	301,029
434	Bioverativ, Inc.[1]	44,728
964	United Therapeutics Corp.[1]	124,356

		470,113

	Capital Markets — 3.6%
3,191	Franklin Resources, Inc.	135,330
7,728	Invesco, Ltd.	279,213
803	Nasdaq, Inc.	64,971
585	State Street Corp.	64,449

		543,963

	Chemicals — 1.4%
1,781	LyondellBasell Industries N.V. — Class A	213,435

	Communications Equipment — 3.8%
9,609	Cisco Systems, Inc.	399,158
1,122	F5 Networks, Inc.[1]	162,174

		561,332

	Consumer Finance — 0.6%
2,264	Synchrony Financial	89,835

	Containers & Packaging — 2.4%
2,955	Avery Dennison Corp.	362,519

	Diversified Telecommunication Services — 0.8%
3,119	AT&T, Inc.	116,807

	Electric Utilities — 1.6%
2,200	PG&E Corp.	93,346
3,166	Xcel Energy, Inc.	144,496

		237,842

	Equity Real Estate Investment Trusts — 1.1%
4,106	Liberty Property Trust	170,029

	Food & Staples Retailing — 3.2%
3,548	CVS Health Corp.	279,192
1,589	Walgreens Boots Alliance, Inc.	119,588

See Notes to Schedules of Portfolio Investments

25

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Food & Staples Retailing — (Continued)
693	Wal-Mart Stores, Inc.	$73,874

		472,654

	Food Products — 2.2%
535	Ingredion, Inc.	76,848
3,239	Tyson Foods, Inc. — Class A	246,520

		323,368

	Health Care Providers & Services — 5.0%
1,891	Aetna, Inc.	353,276
995	Anthem, Inc.	246,611
375	Humana, Inc.	105,686
236	McKesson Corp.	39,856

		745,429

	Hotels, Restaurants & Leisure — 2.5%
799	Marriott International, Inc. — Class A	117,725
2,124	Wyndham Worldwide Corp.	263,652

		381,377

	Household Products — 0.4%
696	Procter & Gamble Co. (The)	60,093

	Industrial Conglomerates — 0.6%
605	Honeywell International, Inc.	96,600

	Insurance — 3.3%
1,874	Principal Financial Group, Inc.	126,682
494	Travelers Cos., Inc. (The)	74,061
5,416	Unum Group	288,077

		488,820

	Internet Software & Services — 3.6%
8,015	eBay, Inc.[1]	325,249
1,137	Facebook, Inc. — Class A1	212,494

		537,743

	IT Services — 5.6%
3,678	Cognizant Technology Solutions Corp. — Class A	286,811
155	DXC Technology Co.	15,430
652	Mastercard, Inc. — Class A	110,188
5,019	PayPal Holdings, Inc.[1]	428,221

		840,650

	Life Sciences Tools & Services — 2.6%
1,799	Waters Corp.[1]	387,882

	Machinery — 5.7%
1,791	Cummins, Inc.	336,708
3,739	Ingersoll-Rand PLC	353,822
404	Snap-on, Inc.[2]	69,209
584	Stanley Black & Decker, Inc.	97,078

		856,817

	Media — 1.8%
6,373	Comcast Corp. — Class A	271,044

	Multi-line Retail — 2.3%
4,663	Target Corp.	350,751

See Notes to Schedules of Portfolio Investments

26

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Multi-Utilities — 2.4%
6,180	CenterPoint Energy, Inc.	$174,152
4,149	CMS Energy Corp.	185,668

		359,820

	Oil, Gas & Consumable Fuels — 4.9%
2,244	Chevron Corp.	281,285
1,429	ONEOK, Inc.	84,111
3,845	Valero Energy Corp.	369,005

		734,401

	Pharmaceuticals — 2.7%
1,443	Johnson & Johnson	199,408
5,552	Pfizer, Inc.	205,646

		405,054

	Professional Services — 0.7%
794	ManpowerGroup, Inc.	104,324

	Real Estate Management & Development — 2.0%
2,665	CBRE Group, Inc. — Class A1	121,764
739	Jones Lang LaSalle, Inc.	115,543
2,240	Realogy Holdings Corp.	61,622

		298,929

	Semiconductors & Semiconductor Equipment — 5.0%
1,346	Applied Materials, Inc.	72,186
1,281	Intel Corp.	61,667
1,320	Lam Research Corp.	252,806
3,334	Texas Instruments, Inc.	365,640

		752,299

	Software — 4.6%
988	Dell Technologies, Inc. — Class V1	70,840
3,177	Microsoft Corp.	301,847
6,163	Oracle Corp.	317,949

		690,636

	Specialty Retail — 4.1%
3,467	Best Buy Co., Inc.	253,299
2,356	Lowe’s Cos., Inc.	246,744
1,320	Ross Stores, Inc.	108,755

		608,798

	Technology Hardware, Storage & Peripherals — 3.2%
1,785	Apple, Inc.	298,863
2,937	NetApp, Inc.	180,625

		479,488

	Textiles, Apparel & Luxury Goods — 0.4%
423	PVH Corp.	65,599

	TOTAL COMMON STOCKS (Cost $11,994,321)	14,916,541

TOTAL INVESTMENTS (Cost $11,994,321)	99.5%	$14,916,541

OTHER ASSETS IN EXCESS OF LIABILITIES	0.5	68,701

NET ASSETS	100.0%	$14,985,242

See Notes to Schedules of Portfolio Investments

27

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

January 31, 2018 — (Unaudited)

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.

See Notes to Schedules of Portfolio Investments

28

THE GLENMEDE FUND, INC.

Long/Short Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — 93.5%
	Aerospace & Defense — 0.8%
24,780	Spirit AeroSystems Holdings, Inc. — Class A	$2,536,481

	Air Freight & Logistics — 1.0%
47,980	Expeditors International of Washington, Inc.	3,116,301

	Airlines — 1.0%
54,080	Southwest Airlines Co.	3,288,064

	Banks — 6.9%
165,000	Bank of America Corp.	5,280,000
75,280	Citizens Financial Group, Inc.	3,455,352
46,900	East West Bancorp, Inc.	3,091,179
155,000	KeyCorp	3,317,000
13,960	PNC Financial Services Group, Inc. (The)	2,205,959
48,380	SunTrust Banks, Inc.	3,420,466
31,400	Zions BanCorp	1,696,542

		22,466,498

	Beverages — 1.4%
16,040	Dr Pepper Snapple Group, Inc.	1,914,374
22,700	PepsiCo, Inc.	2,730,810

		4,645,184

	Biotechnology — 3.4%
142,120	Acorda Therapeutics, Inc.[1]	3,688,014
17,080	Amgen, Inc.	3,177,734
82,660	Emergent BioSolutions, Inc.[1]	4,032,981

		10,898,729

	Capital Markets — 2.4%
51,380	Bank of New York Mellon Corp. (The)	2,913,246
44,140	Federated Investors, Inc. — Class B	1,530,775
31,380	Franklin Resources, Inc.	1,330,826
58,320	Invesco, Ltd.	2,107,102

		7,881,949

	Chemicals — 2.2%
35,080	Eastman Chemical Co.	3,479,235
29,180	LyondellBasell Industries N.V. — Class A	3,496,931

		6,976,166

	Commercial Services & Supplies — 2.4%
123,000	Pitney Bowes, Inc.	1,735,530
39,740	Republic Services, Inc.	2,734,112
64,540	Tetra Tech, Inc.	3,207,638

		7,677,280

	Communications Equipment — 1.1%
87,280	Cisco Systems, Inc.	3,625,611

	Construction & Engineering — 2.2%
49,460	EMCOR Group, Inc.	4,020,109
158,860	KBR, Inc.	3,231,212

		7,251,321

	Consumer Finance — 0.6%
22,540	Discover Financial Services	1,798,692

	Diversified Consumer Services — 1.0%
84,700	Service Corp. International	3,385,459

See Notes to Schedules of Portfolio Investments

29

THE GLENMEDE FUND, INC.

Long/Short Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Diversified Telecommunication Services — 0.4%
33,160	AT&T, Inc.	$1,241,842

	Electric Utilities — 1.3%
44,120	Hawaiian Electric Industries, Inc.	1,504,933
62,440	Xcel Energy, Inc.	2,849,762

		4,354,695

	Electrical Equipment — 2.3%
50,320	AO Smith Corp.	3,360,370
35,300	EnerSys	2,481,943
8,800	Rockwell Automation, Inc.	1,736,152

		7,578,465

	Electronic Equipment, Instruments & Components — 2.7%
37,600	Arrow Electronics, Inc.[1]	3,058,384
69,180	Methode Electronics, Inc.	2,826,003
29,200	Tech Data Corp.[1]	2,927,884

		8,812,271

	Equity Real Estate Investment Trusts — 3.9%
56,180	Apartment Investment & Management Co. — Class A	2,350,571
95,400	Corporate Office Properties Trust	2,604,420
15,100	Equity Lifestyle Properties, Inc.	1,303,432
150,740	Host Hotels & Resorts, Inc.	3,129,363
74,000	Liberty Property Trust	3,064,340

		12,452,126

	Food & Staples Retailing — 2.2%
51,480	Sysco Corp.	3,236,548
35,360	Wal-Mart Stores, Inc.	3,769,376

		7,005,924

	Food Products — 1.4%
14,340	Ingredion, Inc.	2,059,798
32,320	Tyson Foods, Inc. — Class A	2,459,875

		4,519,673

	Health Care Equipment & Supplies — 2.3%
17,860	Align Technology, Inc.[1]	4,679,320
36,600	Baxter International, Inc.	2,636,298

		7,315,618

	Health Care Providers & Services — 7.0%
57,960	Amedisys, Inc.[1]	3,107,815
30,060	AmerisourceBergen Corp.	2,996,080
68,220	AMN Healthcare Services, Inc.[1]	3,660,003
38,300	Centene Corp.[1]	4,107,292
30,960	Express Scripts Holding Co.[1]	2,451,413
20,220	Molina Healthcare, Inc.[1]	1,847,299
21,120	WellCare Health Plans, Inc.[1]	4,443,226

		22,613,128

	Hotels, Restaurants & Leisure — 1.3%
33,900	Wyndham Worldwide Corp.	4,208,007

	Household Durables — 1.3%
37,620	Leggett & Platt, Inc.	1,749,706
50,460	Toll Brothers, Inc.	2,350,427

		4,100,133

See Notes to Schedules of Portfolio Investments

30

THE GLENMEDE FUND, INC.

Long/Short Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Household Products — 0.5%
31,040	Church & Dwight Co., Inc.	$1,516,304

	Insurance — 6.6%
63,700	CNA Financial Corp.	3,449,992
29,700	Lincoln National Corp.	2,459,160
33,480	Marsh & McLennan Cos., Inc.	2,796,250
142,040	Old Republic International Corp.	3,052,439
51,500	Principal Financial Group, Inc.	3,481,400
24,900	Prudential Financial, Inc.	2,958,618
61,160	Unum Group	3,253,100

		21,450,959

	IT Services — 4.0%
33,500	Amdocs, Ltd.	2,291,400
121,340	Conduent, Inc.[1]	1,989,976
19,460	FleetCor Technologies, Inc.[1]	4,135,250
61,260	Genpact, Ltd.	2,079,164
79,940	Sykes Enterprises, Inc.[1]	2,479,739

		12,975,529

	Leisure Equipment & Products — 0.8%
29,060	Hasbro, Inc.	2,748,204

	Life Sciences Tools & Services — 2.5%
26,140	Agilent Technologies, Inc.	1,919,460
20,020	Charles River Laboratories International, Inc.[1]	2,110,909
17,780	Thermo Fisher Scientific, Inc.	3,984,676

		8,015,045

	Machinery — 5.4%
47,480	AGCO Corp.	3,447,998
48,280	Barnes Group, Inc.	3,176,341
39,420	Crane Co.	3,939,635
9,500	Illinois Tool Works, Inc.	1,649,865
36,080	Ingersoll-Rand PLC	3,414,250
50,620	Trinity Industries, Inc.	1,744,871

		17,372,960

	Media — 1.5%
76,280	Comcast Corp. — Class A	3,244,188
21,900	Omnicom Group, Inc.	1,678,635

		4,922,823

	Metals & Mining — 2.2%
80,720	Commercial Metals Co.	1,940,509
80,460	Newmont Mining Corp.	3,259,434
41,100	Steel Dynamics, Inc.	1,865,940

		7,065,883

	Multi-Utilities — 1.6%
49,640	Ameren Corp.	2,811,113
45,000	Public Service Enterprise Group, Inc.	2,334,150

		5,145,263

	Oil, Gas & Consumable Fuels — 2.3%
24,220	Andeavor	2,619,635
47,620	PBF Energy, Inc. — Class A	1,539,555
33,460	Valero Energy Corp.	3,211,156

		7,370,346

See Notes to Schedules of Portfolio Investments

31

THE GLENMEDE FUND, INC.

Long/Short Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Paper & Forest Products — 0.8%
53,620	Schweitzer-Mauduit International, Inc.	$2,427,914

	Pharmaceuticals — 0.8%
65,940	Supernus Pharmaceuticals, Inc.[1]	2,574,957

	Professional Services — 1.7%
41,180	Korn/Ferry International	1,834,981
28,720	ManpowerGroup, Inc.	3,773,521

		5,608,502

	Real Estate Management & Development — 0.5%
31,880	RE/MAX Holdings, Inc. — Class A	1,573,278

	Semiconductors & Semiconductor Equipment — 3.1%
65,380	Applied Materials, Inc.	3,506,330
74,060	Micron Technology, Inc.[1]	3,237,903
137,800	ON Semiconductor Corp.[1]	3,409,172

		10,153,405

	Software — 1.3%
57,220	Cadence Design Systems, Inc.[1]	2,566,889
18,080	Microsoft Corp.	1,717,781

		4,284,670

	Specialty Retail — 5.4%
59,980	Best Buy Co., Inc.	4,382,139
30,760	Children’s Place, Inc. (The)	4,607,848
28,760	Lowe’s Cos., Inc.	3,012,035
38,960	Ross Stores, Inc.	3,209,914
27,080	TJX Cos., Inc. (The)	2,175,065

		17,387,001

	TOTAL COMMON STOCKS (Cost $221,306,195)	302,342,660

Face Amount

REPURCHASE AGREEMENT* — 4.0%
$12,858,256	With Fixed Income Clearing Corp., dated 1/31/18, 0.20%, principal and interest in the amount of $12,858,328, due 2/1/18, (collateralized by a collateralized by a U.S. Treasury Note with a par value of $14,110,000, coupon rate of 1.625%, due 2/15/26, market value of $13,117,333)	12,858,256

	TOTAL REPURCHASE AGREEMENT (Cost $12,858,256)	12,858,256

TOTAL LONG INVESTMENTS (Cost $234,164,451)	97.5%	$315,200,916

Shares

COMMON STOCKS SOLD SHORT* — (62.5)%

	Aerospace & Defense — (4.5)%
(24,440)	Harris Corp.	(3,895,247)
(10,280)	Lockheed Martin Corp.	(3,647,858)
(11,020)	Northrop Grumman Corp.	(3,752,641)
(10,340)	TransDigm Group, Inc.	(3,276,849)

		(14,572,595)

	Air Freight & Logistics — (1.0)%
(26,160)	United Parcel Service, Inc. — Class B	(3,330,691)

See Notes to Schedules of Portfolio Investments

32

THE GLENMEDE FUND, INC.

Long/Short Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)
	Banks — (4.4)%
(40,420)	Bank of the Ozarks, Inc.	$(2,018,979)
(54,380)	Banner Corp.	(2,955,009)
(30,140)	First Republic Bank	(2,699,037)
(44,900)	Prosperity Bancshares, Inc.	(3,403,420)
(54,600)	Simmons First National Corp. — Class A	(3,213,210)

		(14,289,655)

	Beverages — (1.5)%
(61,900)	Coca-Cola Co. (The)	(2,945,821)
(22,880)	Molson Coors Brewing Co. — Class B	(1,922,378)

		(4,868,199)

	Building Products — (2.1)%
(82,180)	Johnson Controls International PLC	(3,215,703)
(16,060)	Lennox International, Inc.	(3,499,635)

		(6,715,338)

	Capital Markets — (1.6)%
(12,340)	Goldman Sachs Group, Inc. (The)	(3,305,763)
(30,960)	Morgan Stanley	(1,750,788)

		(5,056,551)

	Chemicals — (2.3)%
(31,360)	Balchem Corp.	(2,477,440)
(88,100)	Mosaic Co. (The)	(2,405,130)
(36,040)	WR Grace & Co.	(2,660,473)

		(7,543,043)

	Commercial Services & Supplies — (3.1)%
(9,860)	Cintas Corp.	(1,660,917)
(129,400)	Covanta Holding Corp.	(2,115,690)
(40,380)	Stericycle, Inc.[1]	(3,043,037)
(57,780)	US Ecology, Inc.	(3,019,005)

		(9,838,649)

	Construction Materials — (0.9)%
(12,920)	Martin Marietta Materials, Inc.	(2,947,956)

	Containers & Packaging — (0.9)%
(73,320)	Ball Corp.	(2,806,690)

	Distributors — (1.1)%
(35,000)	Genuine Parts Co.	(3,642,450)

	Electrical Equipment — (1.5)%
(10,040)	Acuity Brands, Inc.	(1,550,578)
(47,180)	Emerson Electric Co.	(3,407,811)

		(4,958,389)

	Electronic Equipment, Instruments & Components — (0.5)%
(46,720)	Corning, Inc.	(1,458,598)

	Energy Equipment & Services — (0.8)%
(126,700)	Oceaneering International, Inc.	(2,620,156)

	Equity Real Estate Investment Trusts — (3.3)%
(75,260)	Acadia Realty Trust	(1,848,386)
(9,460)	Essex Property Trust, Inc.	(2,203,991)
(13,300)	Public Storage	(2,603,608)
(27,920)	SL Green Realty Corp.	(2,806,518)

See Notes to Schedules of Portfolio Investments

33

THE GLENMEDE FUND, INC.

Long/Short Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)
	Equity Real Estate Investment Trusts — (Continued)
(17,920)	Vornado Realty Trust	$(1,284,506)

		(10,747,009)

	Gas Utilities — (0.8)%
(32,260)	WGL Holdings, Inc.	(2,716,937)

	Health Care Equipment & Supplies — (3.6)%
(49,440)	DENTSPLY SIRONA, Inc.	(3,006,446)
(32,700)	DexCom, Inc.[1]	(1,903,140)
(35,080)	Medtronic PLC	(3,013,021)
(19,140)	ResMed, Inc.	(1,929,121)
(10,020)	Stryker Corp.	(1,647,088)

		(11,498,816)

	Health Care Providers & Services — (4.7)%
(148,160)	Capital Senior Living Corp.[1]	(1,671,245)
(42,820)	DaVita, Inc.[1]	(3,341,673)
(89,200)	Envision Healthcare Corp.[1]	(3,210,308)
(33,420)	HCA Healthcare, Inc.[1]	(3,380,767)
(67,700)	MEDNAX, Inc.[1]	(3,575,237)

		(15,179,230)

	Health Care Technology — (0.4)%
(20,380)	Cerner Corp.[1]	(1,408,869)

	Hotels, Restaurants & Leisure — (1.2)%
(4,400)	Chipotle Mexican Grill, Inc.[1]	(1,428,944)
(28,400)	Jack in the Box, Inc.	(2,584,116)

		(4,013,060)

	Household Durables — (1.3)%
(75,000)	CalAtlantic Group, Inc.	(4,209,750)

	Household Products — (0.9)%
(40,920)	Colgate-Palmolive Co.	(3,037,901)

	Industrial Conglomerates — (1.8)%
(27,300)	Carlisle Cos., Inc.	(3,117,933)
(171,820)	General Electric Co.	(2,778,330)

		(5,896,263)

	Insurance — (5.9)%
(18,780)	Aflac, Inc.	(1,656,396)
(39,160)	American International Group, Inc.	(2,503,107)
(41,420)	Cincinnati Financial Corp.	(3,185,198)
(54,280)	Mercury General Corp.	(2,657,006)
(38,220)	RLI Corp.	(2,456,017)
(73,900)	Stewart Information Services Corp.	(3,289,289)
(43,820)	WR Berkley Corp.	(3,197,984)

		(18,944,997)

	IT Services — (0.6)%
(13,240)	WEX, Inc.[1]	(2,049,684)

	Life Sciences Tools & Services — (2.0)%
(24,240)	Bio-Techne Corp.	(3,400,630)
(30,500)	IQVIA Holdings, Inc.[1]	(3,116,795)

		(6,517,425)

	Machinery — (1.0)%
(72,600)	Flowserve Corp.	(3,290,232)

See Notes to Schedules of Portfolio Investments

34

THE GLENMEDE FUND, INC.

Long/Short Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

January 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)
	Media — (1.0)%
(28,460)	Walt Disney Co. (The)	$(3,092,748)

	Multi-Utilities — (0.6)%
(17,220)	Sempra Energy	(1,842,884)

	Oil, Gas & Consumable Fuels — (1.1)%
(64,240)	Cheniere Energy, Inc.[1]	(3,633,414)

	Pharmaceuticals — (0.8)%
(33,380)	Eli Lilly & Co.	(2,718,801)

	Road & Rail — (0.8)%
(6,640)	AMERCO	(2,424,131)

	Semiconductors & Semiconductor Equipment — (1.0)%
(43,300)	Qorvo, Inc.[1]	(3,107,641)

	Software — (0.6)%
(24,460)	PTC, Inc.[1]	(1,777,753)

	Specialty Retail — (1.9)%
(30,160)	Advance Auto Parts, Inc.	(3,528,418)
(49,420)	L Brands, Inc.	(2,475,448)

		(6,003,866)

	Textiles, Apparel & Luxury Goods — (1.0)%
(49,120)	NIKE, Inc. — Class B	(3,350,966)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(195,951,592))	(202,111,337)

TOTAL SHORT INVESTMENTS (Proceeds $(195,951,592))	(62.5)%	$(202,111,337)

TOTAL INVESTMENTS (Cost $38,212,859)	35.0%	$113,089,579

OTHER ASSETS IN EXCESS OF LIABILITIES	65.0	210,147,001

NET ASSETS	100.0%	$323,236,580

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.

See Notes to Schedules of Portfolio Investments

35

THE GLENMEDE FUND, INC.

Total Market Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — 125.5%
	Aerospace & Defense — 1.0%
8,740	Spirit AeroSystems Holdings, Inc. — Class A	$894,626

	Air Freight & Logistics — 1.1%
15,340	Expeditors International of Washington, Inc.	996,333

	Airlines — 0.7%
10,380	SkyWest, Inc.	578,685

	Automobiles — 0.7%
4,360	Thor Industries, Inc.	595,838

	Banks — 10.4%
28,860	Bank of America Corp.	923,520
19,600	Citizens Financial Group, Inc.	899,640
4,780	Comerica, Inc.	455,151
5,960	East West Bancorp, Inc.	392,824
48,380	Fifth Third Bancorp[1]	1,601,378
10,097	JPMorgan Chase & Co.	1,167,920
62,060	KeyCorp[1]	1,328,084
24,700	SunTrust Banks, Inc.[1]	1,746,290
10,800	Zions BanCorp	583,524

		9,098,331

	Beverages — 3.7%
15,160	Dr Pepper Snapple Group, Inc.[1]	1,809,346
6,660	Monster Beverage Corp.[2]	454,412
8,300	PepsiCo, Inc.	998,490

		3,262,248

	Biotechnology — 3.4%
5,965	Amgen, Inc.	1,109,788
7,440	Celgene Corp.[2]	752,631
22,700	Emergent BioSolutions, Inc.[2]	1,107,533

		2,969,952

	Capital Markets — 4.8%
7,660	CME Group, Inc.	1,175,657
8,140	Eaton Vance Corp.	470,492
8,680	Evercore, Inc. — Class A	872,774
18,760	Franklin Resources, Inc.	795,612
10,380	Invesco, Ltd.	375,029
8,740	TD Ameritrade Holding Corp.	487,605

		4,177,169

	Chemicals — 1.9%
9,156	LyondellBasell Industries N.V. — Class A	1,097,255
7,140	Minerals Technologies, Inc.	536,571

		1,633,826

	Commercial Services & Supplies — 1.0%
13,200	Republic Services, Inc.	908,160

	Communications Equipment — 2.9%
42,100	Cisco Systems, Inc.[1]	1,748,834
30,220	Juniper Networks, Inc.	790,253

		2,539,087

	Construction & Engineering — 1.9%
20,340	EMCOR Group, Inc.[1]	1,653,235

See Notes to Schedules of Portfolio Investments

36

THE GLENMEDE FUND, INC.

Total Market Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Containers & Packaging — 3.4%
15,560	Avery Dennison Corp.[1]	$1,908,901
5,820	Crown Holdings, Inc.[2]	337,851
5,820	Packaging Corp. of America	731,166

		2,977,918

	Diversified Consumer Services — 1.2%
26,683	Service Corp. International	1,066,520

	Diversified Telecommunication Services — 1.0%
23,100	AT&T, Inc.	865,095

	Electric Utilities — 2.0%
6,600	Edison International	412,698
6,640	Eversource Energy	418,918
26,920	Hawaiian Electric Industries, Inc.	918,241

		1,749,857

	Electrical Equipment — 0.5%
4,760	Eaton Corp. PLC	399,697

	Electronic Equipment, Instruments & Components — 2.1%
9,680	Arrow Electronics, Inc.[2]	787,371
10,280	Tech Data Corp.[2]	1,030,776

		1,818,147

	Equity Real Estate Investment Trusts — 5.3%
40,420	Corporate Office Properties Trust	1,103,466
38,038	Hospitality Properties Trust	1,080,659
47,580	Host Hotels & Resorts, Inc.	987,761
18,080	Liberty Property Trust	748,693
11,247	Prologis, Inc.	732,292

		4,652,871

	Food & Staples Retailing — 2.3%
15,640	Sysco Corp.	983,287
9,620	Wal-Mart Stores, Inc.	1,025,492

		2,008,779

	Food Products — 1.4%
23,190	Conagra Brands, Inc.	881,220
5,640	Lamb Weston Holdings, Inc.	330,504

		1,211,724

	Health Care Equipment & Supplies — 1.0%
11,560	Baxter International, Inc.	832,667

	Health Care Providers & Services — 6.8%
7,806	Aetna, Inc.[1]	1,458,317
10,640	Amedisys, Inc.[2]	570,517
3,640	Anthem, Inc.	902,174
4,020	Centene Corp.[2]	431,105
5,820	DaVita, Inc.[2]	454,193
9,140	Express Scripts Holding Co.[2]	723,705
6,700	WellCare Health Plans, Inc.[1,2]	1,409,546

		5,949,557

	Hotels, Restaurants & Leisure — 2.2%
15,340	Wyndham Worldwide Corp.[1]	1,904,154

	Household Durables — 0.4%
120	NVR, Inc.[2]	381,380

See Notes to Schedules of Portfolio Investments

37

THE GLENMEDE FUND, INC.

Total Market Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Household Products — 1.3%
7,500	Church & Dwight Co., Inc.	$366,375
13,300	Energizer Holdings, Inc.	774,326

		1,140,701

	Industrial Conglomerates — 1.3%
7,360	Honeywell International, Inc.	1,175,171

	Insurance — 5.0%
13,140	Athene Holding, Ltd. — Class A2	659,102
6,040	Lincoln National Corp.	500,112
14,520	Principal Financial Group, Inc.	981,552
3,000	Prudential Financial, Inc.	356,460
7,380	Travelers Cos., Inc. (The)	1,106,410
14,840	Unum Group	789,340

		4,392,976

	IT Services — 9.7%
1,447	Accenture PLC — Class A	232,533
20,120	Amdocs, Ltd.[1]	1,376,208
12,640	Cognizant Technology Solutions Corp. — Class A	985,667
15,348	Conduent, Inc.[2]	251,707
4,920	FleetCor Technologies, Inc.[2]	1,045,500
49,500	Genpact, Ltd.[1]	1,680,030
8,080	ManTech International Corp. — Class A	420,726
14,940	MAXIMUS, Inc.	1,018,609
12,913	PayPal Holdings, Inc.[2]	1,101,737
2,800	Visa, Inc. — Class A	347,844

		8,460,561

	Life Sciences Tools & Services — 2.9%
14,265	Agilent Technologies, Inc.	1,047,479
13,700	Charles River Laboratories International, Inc.[1,2]	1,444,528

		2,492,007

	Machinery — 4.5%
8,960	AGCO Corp.	650,675
9,020	Crane Co.	901,459
9,160	IDEX Corp.[1]	1,314,277
11,660	Ingersoll-Rand PLC	1,103,386

		3,969,797

	Media — 2.9%
26,360	Comcast Corp. — Class A	1,121,091
7,380	Omnicom Group, Inc.	565,677
3,940	Scripps Networks Interactive, Inc. — Class A	346,680
5,460	Time Warner, Inc.	520,611

		2,554,059

	Metals & Mining — 0.4%
8,233	Newmont Mining Corp.	333,519

	Multi-line Retail — 1.3%
6,740	Big Lots, Inc.	409,657
9,840	Target Corp.	740,165

		1,149,822

	Multi-Utilities — 1.3%
6,500	Ameren Corp.	368,095

See Notes to Schedules of Portfolio Investments

38

THE GLENMEDE FUND, INC.

Total Market Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Multi-Utilities — (Continued)
30,080	MDU Resources Group, Inc.	$796,518

		1,164,613

	Oil, Gas & Consumable Fuels — 5.6%
10,420	Andeavor	1,127,027
5,548	ConocoPhillips	326,278
16,740	Marathon Petroleum Corp.	1,159,580
15,340	ONEOK, Inc.	902,912
14,300	Valero Energy Corp.[1]	1,372,371

		4,888,168

	Pharmaceuticals — 4.0%
10,500	Johnson & Johnson[1]	1,450,995
24,000	Pfizer, Inc.	888,960
29,240	Supernus Pharmaceuticals, Inc.[1,2]	1,141,822

		3,481,777

	Professional Services — 1.7%
11,160	ManpowerGroup, Inc.[1]	1,466,312

	Road & Rail — 1.1%
8,320	Landstar System, Inc.	923,936

	Semiconductors & Semiconductor Equipment — 5.9%
20,400	Applied Materials, Inc.	1,094,052
9,000	Intel Corp.	433,260
9,700	Micron Technology, Inc.[2]	424,084
6,220	NVIDIA Corp.[1]	1,528,876
23,960	ON Semiconductor Corp.[2]	592,770
9,980	Texas Instruments, Inc.	1,094,507

		5,167,549

	Software — 4.9%
8,980	Activision Blizzard, Inc.	665,688
11,620	Citrix Systems, Inc.[2]	1,077,871
13,960	Dell Technologies, Inc. — Class V2	1,000,932
9,880	Imperva, Inc.[2]	432,250
9,680	Oracle Corp.	499,391
13,889	Verint Systems, Inc.[2]	579,866

		4,255,998

	Specialty Retail — 5.8%
14,760	Best Buy Co., Inc.	1,078,365
7,080	Foot Locker, Inc.	347,982
6,300	Home Depot, Inc.[1]	1,265,670
4,800	Lowe’s Cos., Inc.	502,704
12,220	Ross Stores, Inc.	1,006,806
11,240	TJX Cos., Inc. (The)	902,797

		5,104,324

	Technology Hardware, Storage & Peripherals — 1.2%
16,660	NetApp, Inc.	1,024,590

	Textiles, Apparel & Luxury Goods — 0.3%
11,980	Hanesbrands, Inc.	260,206

	Thrifts & Mortgage Finance — 0.8%
19,677	Flagstar Bancorp, Inc.[2]	732,968

See Notes to Schedules of Portfolio Investments

39

THE GLENMEDE FUND, INC.

Total Market Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Wireless Telecommunication Services — 0.5%
7,240	T-Mobile US, Inc.[2]	$471,324

	TOTAL COMMON STOCKS (Cost $75,382,445)	109,736,234

Face Amount

REPURCHASE AGREEMENT* — 1.2%
$1,013,388	With Fixed Income Clearing Corp., dated 1/31/18, 0.20%, principal and interest in the amount of $1,013,394, due 2/1/18, (collateralized by a U.S. Treasury Note with a par value of $1,115,000, coupon rate of 1.625%, due 02/15/26, market value of $1,036,558)	1,013,388

	TOTAL REPURCHASE AGREEMENT (Cost $1,013,388)	1,013,388

TOTAL LONG INVESTMENTS (Cost $76,395,833)	126.7%	$110,749,622

Shares

COMMON STOCKS SOLD SHORT* — (26.1)%
	Aerospace & Defense — (2.0)%
(2,380)	Harris Corp.	(379,325)
(1,520)	L3 Technologies, Inc.	(322,939)
(1,000)	Lockheed Martin Corp.	(354,850)
(980)	Northrop Grumman Corp.	(333,719)
(1,620)	Raytheon Co.	(338,483)

		(1,729,316)

	Air Freight & Logistics — (0.4)%
(2,520)	United Parcel Service, Inc. — Class B	(320,846)

	Banks — (3.3)%
(4,420)	Ameris Bancorp	(236,691)
(6,600)	Bank of the Ozarks, Inc.	(329,670)
(5,980)	BB&T Corp.	(330,036)
(4,074)	Commerce Bancshares, Inc.	(238,370)
(2,820)	First Republic Bank	(252,531)
(11,400)	Fulton Financial Corp.	(207,480)
(3,220)	Independent Bank Corp/Rockland MA	(229,747)
(4,940)	MB Financial, Inc.	(211,333)
(2,000)	Signature Bank[2]	(308,000)
(4,640)	Simmons First National Corp. — Class A	(273,064)
(3,160)	South State Corp.	(279,976)

		(2,896,898)

	Beverages — (0.3)%
(5,900)	Coca-Cola Co. (The)	(280,781)

	Building Products — (0.8)%
(8,660)	Johnson Controls International PLC	(338,866)
(1,520)	Lennox International, Inc.	(331,223)

		(670,089)

	Capital Markets — (0.6)%
(1,020)	Goldman Sachs Group, Inc. (The)	(273,248)
(1,280)	MarketAxess Holdings, Inc.	(251,149)

		(524,397)

See Notes to Schedules of Portfolio Investments

40

THE GLENMEDE FUND, INC.

Total Market Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)
	Chemicals — (1.0)%
(1,720)	Ecolab, Inc.	$(236,809)
(11,760)	Mosaic Co. (The)	(321,048)
(3,740)	WR Grace & Co.	(276,087)

		(833,944)

	Commercial Services & Supplies — (1.0)%
(4,700)	Clean Harbors, Inc.[2]	(260,098)
(6,320)	HNI Corp.	(245,785)
(4,680)	Stericycle, Inc.[2]	(352,685)

		(858,568)

	Construction Materials — (0.8)%
(1,520)	Martin Marietta Materials, Inc.	(346,818)
(2,420)	Vulcan Materials Co.	(327,668)

		(674,486)

	Containers & Packaging — (0.3)%
(7,000)	Ball Corp.	(267,960)

	Distributors — (0.3)%
(2,920)	Genuine Parts Co.	(303,884)

	Diversified Telecommunication Services — (0.4)%
(25,340)	Consolidated Communications Holdings, Inc.	(315,483)

	Electrical Equipment — (0.2)%
(1,100)	Acuity Brands, Inc.	(169,884)

	Equity Real Estate Investment Trusts — (1.9)%
(8,120)	Acadia Realty Trust	(199,427)
(1,900)	Federal Realty Investment Trust	(229,520)
(9,060)	Kite Realty Group Trust	(152,752)
(1,220)	Public Storage	(238,827)
(3,360)	Realty Income Corp.	(178,719)
(3,000)	SL Green Realty Corp.	(301,560)
(3,500)	Ventas, Inc.	(195,895)
(2,900)	Vornado Realty Trust	(207,872)

		(1,704,572)

	Health Care Equipment & Supplies — (1.5)%
(3,140)	Danaher Corp.	(318,019)
(3,840)	DENTSPLY SIRONA, Inc.	(233,510)
(2,820)	DexCom, Inc.[2]	(164,124)
(3,840)	Medtronic PLC	(329,818)
(2,020)	Zimmer Biomet Holdings, Inc.	(256,783)

		(1,302,254)

	Health Care Providers & Services — (1.4)%
(9,500)	Envision Healthcare Corp.[2]	(341,905)
(3,780)	HCA Healthcare, Inc.[2]	(382,385)
(4,440)	Patterson Cos., Inc.	(159,351)
(2,920)	Universal Health Services, Inc.- Class B	(354,780)

		(1,238,421)

	Hotels, Restaurants & Leisure — (0.8)%
(1,500)	Buffalo Wild Wings, Inc.[2]	(235,500)
(700)	Chipotle Mexican Grill, Inc.[2]	(227,332)
(2,940)	Jack in the Box, Inc.	(267,511)

		(730,343)

See Notes to Schedules of Portfolio Investments

41

THE GLENMEDE FUND, INC.

Total Market Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)
	Industrial Conglomerates — (0.3)%
(17,580)	General Electric Co.	$(284,269)

	Insurance — (1.6)%
(3,940)	American International Group, Inc.	(251,845)
(3,720)	Cincinnati Financial Corp.	(286,068)
(1,720)	Erie Indemnity Co. — Class A	(204,267)
(4,120)	Mercury General Corp.	(201,674)
(4,420)	RLI Corp.	(284,029)
(2,980)	WR Berkley Corp.	(217,481)

		(1,445,364)

	IT Services — (0.6)%
(2,020)	Gartner, Inc.[2]	(280,255)
(1,300)	International Business Machines Corp.	(212,810)

		(493,065)

	Life Sciences Tools & Services — (0.7)%
(2,200)	Bio-Techne Corp.	(308,638)
(2,980)	IQVIA Holdings, Inc.[2]	(304,526)

		(613,164)

	Machinery — (0.4)%
(7,660)	Flowserve Corp.	(347,151)

	Media — (0.5)%
(6,460)	Sinclair Broadcast Group, Inc. — Class A	(239,666)
(2,020)	Walt Disney Co. (The)	(219,513)

		(459,179)

	Oil, Gas & Consumable Fuels — (0.7)%
(6,740)	Cheniere Energy, Inc.[2]	(381,214)
(14,000)	Kinder Morgan Inc/DE	(251,720)

		(632,934)

	Pharmaceuticals — (0.6)%
(1,880)	Allergan PLC	(338,889)
(2,167)	Perrigo Co. PLC	(196,373)

		(535,262)

	Road & Rail — (1.1)%
(880)	AMERCO	(321,270)
(5,380)	CSX Corp.	(305,423)
(2,900)	JB Hunt Transport Services, Inc.	(350,407)

		(977,100)

	Semiconductors & Semiconductor Equipment — (0.4)%
(4,900)	Qorvo, Inc.[2]	(351,673)

	Software — (0.3)%
(2,400)	Autodesk, Inc.[2]	(277,488)

	Specialty Retail — (0.7)%
(2,740)	Advance Auto Parts, Inc.	(320,553)
(5,280)	L Brands, Inc.	(264,475)

		(585,028)

	Textiles, Apparel & Luxury Goods — (0.4)%
(4,580)	NIKE, Inc. — Class B	(312,448)

	Thrifts & Mortgage Finance — (0.5)%
(15,640)	New York Community Bancorp, Inc.	(221,462)

See Notes to Schedules of Portfolio Investments

42

THE GLENMEDE FUND, INC.

Total Market Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

January 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)
	Thrifts & Mortgage Finance — (Continued)
(4,480)	WSFS Financial Corp.	$(228,928)

		(450,390)

	Trading Companies & Distributors — (0.3)%
(1,000)	WW Grainger, Inc.	(269,660)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(23,011,551))	(22,856,301)

TOTAL SHORT INVESTMENTS (Proceeds $(23,011,551))	(26.1)%	$(22,856,301)

TOTAL INVESTMENTS (Cost $53,384,282)	100.6%	$87,893,321

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.6)	(481,127)

NET ASSETS	100.0%	$87,412,194

*	Percentages indicated are based on net assets.
[1]	All or portion of security pledged as collateral for securities sold short. The total market value of collateral is $28,617,027.
[2]	Non income-producing security.

See Notes to Schedules of Portfolio Investments

43

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.4%
	Aerospace & Defense — 8.6%
24,726	Boeing Co. (The)	$8,762,153
33,640	Raytheon Co.	7,028,741
31,500	United Technologies Corp.	4,347,315

		20,138,209

	Banks — 7.6%
51,726	JPMorgan Chase & Co.	5,983,146
36,977	PNC Financial Services Group, Inc. (The)	5,843,106
91,150	Wells Fargo & Co.	5,995,847

		17,822,099

	Beverages — 4.7%
54,159	Dr Pepper Snapple Group, Inc.	6,463,877
37,458	PepsiCo, Inc.	4,506,197

		10,970,074

	Biotechnology — 4.6%
16,891	Biogen, Inc.[1]	5,874,859
59,543	Gilead Sciences, Inc.	4,989,703

		10,864,562

	Capital Markets — 4.0%
145,727	Invesco, Ltd.	5,265,116
38,659	Northern Trust Corp.	4,074,272

		9,339,388

	Communications Equipment — 3.0%
171,587	Cisco Systems, Inc.	7,127,724

	Consumer Finance — 3.3%
26,568	American Express Co.	2,640,859
62,692	Discover Financial Services	5,002,822

		7,643,681

	Electrical Equipment — 3.0%
91,893	AMETEK, Inc.	7,011,436

	Electronic Equipment, Instruments & Components — 1.6%
40,054	Amphenol Corp. — Class A	3,715,810

	Energy Equipment & Services — 3.5%
96,297	Halliburton Co.	5,171,149
40,779	Schlumberger, Ltd.	3,000,519

		8,171,668

	Food & Staples Retailing — 1.7%
36,587	Wal-Mart Stores, Inc.	3,900,174

	Food Products — 1.6%
82,888	Campbell Soup Co.	3,858,436

	Health Care Equipment & Supplies — 2.2%
137,679	Smith & Nephew PLC, Sponsored ADR	5,029,414

	Health Care Providers & Services — 3.4%
31,702	Laboratory Corp. of America Holdings[1]	5,531,999
65,031	Patterson Cos., Inc.	2,333,963

		7,865,962

	Household Products — 1.3%
41,522	Colgate-Palmolive Co.	3,082,593

See Notes to Schedules of Portfolio Investments

44

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Insurance — 2.0%
30,545	Chubb, Ltd.	$4,769,602

	Internet & Catalog Retail — 2.5%
3,093	Priceline Group, Inc. (The)[1]	5,913,971

	Internet Software & Services — 3.1%
6,116	Alphabet, Inc. — Class C1	7,155,353

	IT Services — 12.3%
30,310	Accenture PLC — Class A	4,870,817
70,722	Cognizant Technology Solutions Corp. — Class A	5,514,902
31,264	Gartner, Inc.[1]	4,337,567
63,119	Global Payments, Inc.	7,055,442
40,910	Mastercard, Inc. — Class A	6,913,790

		28,692,518

	Life Sciences Tools & Services — 2.3%
24,441	Waters Corp.[1]	5,269,724

	Machinery — 1.9%
22,071	Parker-Hannifin Corp.	4,445,541

	Media — 2.0%
60,914	Omnicom Group, Inc.	4,669,058

	Multi-line Retail — 3.8%
45,855	Dollar General Corp.	4,728,568
36,448	Dollar Tree, Inc.[1]	4,191,520

		8,920,088

	Oil, Gas & Consumable Fuels — 1.8%
33,749	Chevron Corp.	4,230,437

	Pharmaceuticals — 2.2%
81,423	Abbott Laboratories	5,061,254

	Software — 2.8%
127,650	Oracle Corp.	6,585,463

	Specialty Retail — 2.7%
31,299	Home Depot, Inc.	6,287,969

	Technology Hardware, Storage & Peripherals — 3.8%
52,531	Apple, Inc.	8,795,265

	Textiles, Apparel & Luxury Goods — 2.1%
41,294	Carter’s, Inc.	4,967,668

	TOTAL COMMON STOCKS (Cost $126,268,675)	232,305,141

See Notes to Schedules of Portfolio Investments

45

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

January 31, 2018 — (Unaudited)

Face Amount		Value

REPURCHASE AGREEMENT* — 0.5%
$1,218,392	With Fixed Income Clearing Corp., dated 1/31/18, 0.20%, principal and interest in the amount of $1,218,399, due 2/1/18, (collateralized by a U.S. Treasury Note with a par value of $1,340,000, coupon rate of 1.625%, due 2/15/26, market value of $1,245,728)	$1,218,392

	TOTAL REPURCHASE AGREEMENT (Cost $1,218,392)	1,218,392

TOTAL INVESTMENTS (Cost $127,487,067)	99.9%	$233,523,533

OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	247,002

NET ASSETS	100.0%	$233,770,535

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.

Abbreviations:

ADR — American Depositary Receipt

See Notes to Schedules of Portfolio Investments

46

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — 97.8%
	Aerospace & Defense — 0.1%
95,337	AAR Corp.	$3,858,288

	Airlines — 0.6%
420,300	SkyWest, Inc.	23,431,725

	Automotive — 1.8%
2,301,712	American Axle & Manufacturing Holdings, Inc.[1]	40,625,217
250,294	LCI Industries	27,594,913

		68,220,130

	Banking — 16.3%
957,002	Chemical Financial Corp.	55,898,487
365,624	Eagle Bancorp, Inc.[1]	23,034,312
385,255	Euronet Worldwide, Inc.[1]	36,163,887
781,552	FCB Financial Holdings, Inc. — Class A1	42,829,050
467,459	First Interstate BancSystem, Inc. — Class A	19,563,159
689,760	First Midwest Bancorp, Inc.	17,147,434
5,107,692	FNB Corp.	73,295,380
1,210,976	Great Western Bancorp, Inc.	51,042,638
1,991,301	Home BancShares, Inc.	47,811,137
1,733,647	Hope Bancorp, Inc.	33,008,639
780,325	LegacyTexas Financial Group, Inc.	34,365,513
1,940,997	Umpqua Holdings Corp.	42,022,585
1,477,219	United Community Banks, Inc.	46,798,298
795,048	Western Alliance Bancorp[1]	46,637,516
617,144	Wintrust Financial Corp.	53,012,669

		622,630,704

	Building Materials — 4.2%
2,505,382	Builders FirstSource, Inc.[1]	53,665,282
558,252	EMCOR Group, Inc.	45,374,723
365,624	US Concrete, Inc.[1,2]	28,463,828
995,038	US Silica Holdings, Inc.	33,124,815

		160,628,648

	Chemicals — 1.6%
738,609	Trinseo SA	60,898,312

	Commercial Services — 5.1%
939,826	Aaron’s, Inc.	38,429,485
830,629	AMN Healthcare Services, Inc.[1]	44,563,246
325,136	Grand Canyon Education, Inc.[1]	30,234,397
883,386	Korn/Ferry International	39,363,680
558,252	On Assignment, Inc.[1]	42,745,355

		195,336,163

	Communications — 2.9%
1,030,617	ARRIS International PLC[1]	26,074,610
2,888,183	Iridium Communications, Inc.[1,2]	36,679,924
669,901	NETGEAR, Inc.[1]	46,692,100

		109,446,634

	Computer Software & Processing — 3.6%
904,245	Blucora, Inc.[1]	22,063,578
370,531	CACI International, Inc. — Class A1	52,078,132
758,240	Verint Systems, Inc.[1]	31,656,520
1,333,668	Web.com Group, Inc.[1]	31,007,781

		136,806,011

See Notes to Schedules of Portfolio Investments

47

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Computers & Information — 1.5%
1,072,333	Electronics for Imaging, Inc.[1]	$31,355,017
533,466	Omnicell, Inc.[1]	26,166,507

		57,521,524

	Electric Utilities — 2.6%
336,178	ALLETE, Inc.	24,352,734
507,947	IDACORP, Inc.	43,825,667
458,871	Ormat Technologies, Inc.	32,157,680

		100,336,081

	Electrical Equipment — 0.9%
466,233	EnerSys	32,780,842

	Electronics — 6.5%
1,128,772	Finisar Corp.[1]	20,272,745
949,641	Integrated Device Technology, Inc.[1]	28,394,266
1,639,173	MaxLinear, Inc.[1]	42,274,272
784,006	Mercury Systems, Inc.[1]	37,647,968
859,265	Microsemi Corp.[1]	53,093,984
2,271,040	TTM Technologies, Inc.[1]	37,449,450
1,273,549	Xperi Corp.	28,591,175

		247,723,860

	Entertainment & Leisure — 2.1%
2,906,589	Callaway Golf Co.	42,930,319
845,353	Camping World Holdings, Inc. — Class A	37,829,547

		80,759,866

	Financial Services — 3.9%
472,367	Evercore, Inc. — Class A	47,496,502
1,518,934	Hudson Pacific Properties, Inc.	48,560,320
1,326,307	Pebblebrook Hotel Trust	51,725,973

		147,782,795

	Forest Products & Paper — 3.4%
779,098	Boise Cascade Co.	34,630,906
3,493,057	Graphic Packaging Holding Co.	56,412,871
531,259	Masonite International Corp.[1]	37,055,315

		128,099,092

	Health Care Providers — 1.9%
914,061	Acadia Healthcare Co., Inc.[1,2]	31,151,199
1,022,029	Tivity Health, Inc.[1]	39,603,624

		70,754,823

	Heavy Construction — 3.7%
696,894	Granite Construction, Inc.	46,475,861
1,051,475	MasTec, Inc.[1]	56,148,765
2,380,236	TRI Pointe Group, Inc.[1]	38,821,649

		141,446,275

	Heavy Machinery — 3.6%
1,545,926	Brooks Automation, Inc.	43,131,335
505,493	Dycom Industries, Inc.[1]	58,996,088
1,062,518	Entegris, Inc.	34,584,961

		136,712,384

	Home Construction, Furnishings & Appliances — 0.9%
368,079	Helen of Troy, Ltd.[1]	34,286,559

See Notes to Schedules of Portfolio Investments

48

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Household Products — 1.6%
742,290	Apogee Enterprises, Inc.	$33,781,618
1,244,103	Ferro Corp.[1]	29,261,302

		63,042,920

	Industrial — Diversified — 0.7%
638,001	Hillenbrand, Inc.	28,263,444

	Insurance — 1.5%
2,686,967	Radian Group, Inc.	59,301,362

	Lodging — 1.0%
923,201	Boyd Gaming Corp.	36,438,744

	Media — Broadcasting & Publishing — 2.7%
488,317	Nexstar Media Group, Inc.	36,672,607
301,823	Ryman Hospitality Properties, Inc.	23,104,551
1,208,522	Sinclair Broadcast Group, Inc. — Class A	44,836,166

		104,613,324

	Medical Supplies — 4.6%
983,938	BioTelemetry, Inc.[1]	33,601,483
330,787	Globus Medical, Inc. — Class A1	15,229,433
149,685	ICU Medical, Inc.[1]	34,270,381
1,001,171	Integra LifeSciences Holdings Corp.[1]	52,721,665
488,317	Merit Medical Systems, Inc.[1]	22,682,324
795,048	Wright Medical Group N.V.[1]	18,087,342

		176,592,628

	Miscellaneous — 1.8%
1,052,803	B&G Foods, Inc.	34,742,499
1,510,346	Columbia Property Trust, Inc.	33,061,474

		67,803,973

	Oil & Gas — 3.9%
3,780,159	Callon Petroleum Co.[1]	42,904,804
1,936,089	Carrizo Oil & Gas, Inc.[1]	38,934,750
577,883	Delek US Holdings, Inc.	20,162,338
2,490,659	Gulfport Energy Corp.[1]	25,330,002
1,210,976	ProPetro Holding Corp.[1,2]	22,621,032

		149,952,926

	Pharmaceuticals — 4.2%
822,040	Emergent BioSolutions, Inc.[1]	40,107,332
2,915,176	Horizon Pharma PLC[1]	42,415,811
359,490	Ligand Pharmaceuticals, Inc.[1]	56,662,814
494,450	Supernus Pharmaceuticals, Inc.[1]	19,308,272

		158,494,229

	Real Estate — 0.5%
753,332	Hilltop Holdings, Inc.	19,729,765

	Restaurants — 2.4%
2,241,594	Bloomin’ Brands, Inc.	49,382,316
894,430	Dave & Buster’s Entertainment, Inc.[1]	42,038,210

		91,420,526

	Retailers — 1.2%
720,205	Five Below, Inc.[1]	46,762,911

	Telecommunications — 2.1%
636,775	j2 Global, Inc.	50,935,632

See Notes to Schedules of Portfolio Investments

49

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

January 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Telecommunications — (Continued)
2,558,141	Vonage Holdings Corp.[1]	$28,625,598

		79,561,230

	Textiles, Clothing & Fabrics — 1.0%
467,710	Oxford Industries, Inc.	36,855,548

	Transportation — 1.4%
1,052,702	Knight-Swift Transportation Holdings, Inc.	52,414,033

	TOTAL COMMON STOCKS (Cost $3,056,922,459)	3,730,708,279

Face Amount

REPURCHASE AGREEMENT* — 2.1%
$80,878,571	With Fixed Income Clearing Corp., dated 1/31/18, 0.20%, principal and interest in the amount of $80,879,020, due 2/1/18, (collateralized by a U.S. Treasury Note with a par value of $88,740,000, coupon rate of 1.625%, due 02/15/26, market value of $82,496,964)	80,878,571

	TOTAL REPURCHASE AGREEMENT (Cost $80,878,571)	80,878,571

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 1.6%
62,253,944	State Street Navigator Securities Lending Government Money Market Portfolio	62,253,944

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $62,253,944)	62,253,944

TOTAL INVESTMENTS (Cost $3,200,054,974)	101.5%	$3,873,840,794

LIABILITIES IN EXCESS OF OTHER ASSETS	(1.5)	(58,843,753)

NET ASSETS	100.0%	$3,814,997,041

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.

See Notes to Schedules of Portfolio Investments

50

THE GLENMEDE FUND, INC.

Mid Cap Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.1%
	Automotive — 2.9%
9,279	Gentex Corp.	$219,727
1,344	Thor Industries, Inc.	183,671

		403,398

	Banking — 12.0%
4,804	Bank of the Ozarks, Inc.	239,960
5,323	East West Bancorp, Inc.	350,839
18,038	Huntington Bancshares, Inc.	291,855
6,624	PacWest Bancorp	347,296
3,007	Prosperity Bancshares, Inc.	227,930
3,698	Western Alliance Bancorp[1]	216,925

		1,674,805

	Chemicals — 5.7%
5,085	Berry Plastics Group, Inc.[1]	300,981
6,057	Chemours Co. (The)	312,663
5,032	Huntsman Corp.	173,956

		787,600

	Commercial Services — 8.2%
6,424	AECOM[1]	251,243
1,415	ManpowerGroup, Inc.	185,917
4,198	Total System Services, Inc.	373,034
4,156	Worldpay, Inc. — Class A1	333,768

		1,143,962

	Communications — 7.3%
5,190	ARRIS International PLC[1]	131,307
12,886	Ciena Corp.[1]	274,214
6,739	CommScope Holding Co., Inc.[1]	260,328
2,183	Harris Corp.	347,926

		1,013,775

	Computer Software & Processing — 1.4%
2,759	Amdocs, Ltd.	188,716

	Computers & Information — 1.6%
5,871	NCR Corp.[1]	220,221

	Electric Utilities — 3.3%
7,720	Great Plains Energy, Inc.	240,246
6,705	OGE Energy Corp.	215,901

		456,147

	Electronics — 3.2%
2,769	Arrow Electronics, Inc.[1]	225,231
7,539	Integrated Device Technology, Inc.[1]	225,416

		450,647

	Entertainment & Leisure — 1.5%
5,585	Gaming and Leisure Properties, Inc.	203,517

	Financial Services — 1.6%
13,387	Sunstone Hotel Investors, Inc.	225,571

	Forest Products & Paper — 2.4%
7,472	Masco Corp.	333,699

	Health Care Providers — 3.8%
5,347	Envision Healthcare Corp.[1]	192,439

See Notes to Schedules of Portfolio Investments

51

THE GLENMEDE FUND, INC.

Mid Cap Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Health Care Providers — (Continued)
1,940	Laboratory Corp. of America Holdings[1]	$338,530

		530,969

	Heavy Construction — 5.7%
8,721	MasTec, Inc.[1]	465,702
10,246	PulteGroup, Inc.	326,130

		791,832

	Heavy Machinery — 4.8%
3,269	Dycom Industries, Inc.[1]	381,525
5,066	ITT, Inc.	283,696

		665,221

	Industrial — 2.4%
3,417	Crane Co.	341,495

	Insurance — 7.4%
2,778	Lincoln National Corp.	230,018
23,432	MGIC Investment Corp.[1]	347,262
10,665	Old Republic International Corp.	229,191
4,284	Voya Financial, Inc.	222,383

		1,028,854

	Media — Broadcasting & Publishing — 2.2%
20,845	TEGNA, Inc.	301,627

	Medical Supplies — 1.5%
788	Coherent, Inc.[1]	204,502

	Metals & Mining — 4.3%
3,312	Belden, Inc.	280,758
6,939	Steel Dynamics, Inc.	315,031

		595,789

	Oil & Gas — 5.8%
2,645	Andeavor	286,083
5,514	Antero Resources Corp.[1]	107,137
8,673	Patterson-UTI Energy, Inc.	204,856
6,418	TechnipFMC PLC	208,329

		806,405

	Real Estate — 2.5%
12,019	Apple Hospitality REIT, Inc.	234,250
4,889	Forest City Realty Trust, Inc. — Class A	114,745

		348,995

	Restaurants — 1.4%
2,106	Darden Restaurants, Inc.	201,860

	Retailers — 0.9%
4,151	Dick’s Sporting Goods, Inc.	130,590

	Transportation — 5.3%
996	Huntington Ingalls Industries, Inc.	236,590
2,021	Old Dominion Freight Line, Inc.	295,975
2,469	Wabtec Corp.	200,088

		732,653

	TOTAL COMMON STOCKS (Cost $10,745,094)	13,782,850

See Notes to Schedules of Portfolio Investments

52

THE GLENMEDE FUND, INC.

Mid Cap Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

January 31, 2018 — (Unaudited)

Face Amount		Value

REPURCHASE AGREEMENT* — 1.5%
$204,796	With Fixed Income Clearing Corp., dated 1/31/18, 0.20%, principal and interest in the amount of $204,797, due 2/1/18, (collateralized by a U.S. Treasury Note with a par value of $215,000, coupon rate of 1.875%, due 03/31/22, market value of $211,567)	$204,796

	TOTAL REPURCHASE AGREEMENT (Cost $204,796)	204,796

TOTAL INVESTMENTS (Cost $10,949,890)	100.6%	$13,987,646

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.6)	(87,926)

NET ASSETS	100.0%	$13,899,720

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.

See Notes to Schedules of Portfolio Investments

53

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.5%
	Advertising — 1.4%
15,660	Omnicom Group, Inc.	$1,200,339

	Airlines — 2.2%
6,915	FedEx Corp.	1,815,049

	Automotive — 1.3%
18,720	BorgWarner, Inc.	1,053,187

	Banking — 8.8%
39,459	Bank of New York Mellon Corp. (The)	2,237,325
12,135	Capital One Financial Corp.	1,261,555
30,745	Citigroup, Inc.	2,412,868
43,695	Fifth Third Bancorp	1,446,304

		7,358,052

	Beverages, Food & Tobacco — 2.5%
23,625	Archer-Daniels-Midland Co.	1,014,694
13,990	Tyson Foods, Inc. — Class A	1,064,779

		2,079,473

	Chemicals — 2.1%
8,705	LyondellBasell Industries N.V. — Class A	1,043,207
6,230	PPG Industries, Inc.	739,688

		1,782,895

	Commercial Services — 1.1%
21,915	eBay, Inc.[1]	889,311

	Electric Utilities — 5.3%
10,275	American Electric Power Co., Inc.	706,714
8,295	Duke Energy Corp.	651,158
23,895	Exelon Corp.	920,196
15,080	Public Service Enterprise Group, Inc.	782,200
13,980	Southern Co. (The)	630,638
15,470	Xcel Energy, Inc.	706,051

		4,396,957

	Electronic Technology — 0.8%
3,695	Lam Research Corp.	707,666

	Electronics — 4.5%
42,020	Intel Corp.	2,022,843
16,755	Micron Technology, Inc.[1]	732,528
9,305	TE Connectivity, Ltd.	954,042

		3,709,413

	Financial Services — 13.6%
12,516	Ameriprise Financial, Inc.	2,111,449
96,765	Bank of America Corp.	3,096,480
35,360	JPMorgan Chase & Co.	4,090,091
16,970	Prologis, Inc.	1,104,917
4,715	Public Storage	923,008

		11,325,945

	Forest Products & Paper — 1.4%
9,005	Packaging Corp. of America	1,131,298

	Heavy Machinery — 3.9%
4,145	Cummins, Inc.	779,260
17,365	Eaton Corp. PLC	1,458,139

See Notes to Schedules of Portfolio Investments

54

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Heavy Machinery — (Continued)
5,060	Parker-Hannifin Corp.	$1,019,185

		3,256,584

	Household Products — 1.4%
6,915	Stanley Black & Decker, Inc.	1,149,480

	Insurance — 8.4%
14,390	Aflac, Inc.	1,269,198
4,840	Anthem, Inc.	1,199,594
10,505	Lincoln National Corp.	869,814
20,000	Principal Financial Group, Inc.	1,352,000
12,805	Prudential Financial, Inc.	1,521,490
14,660	Unum Group	779,765

		6,991,861

	Media — Broadcasting & Publishing — 1.2%
17,835	CBS Corp. — Class B	1,027,474

	Medical Supplies — 1.2%
10,520	Ingersoll-Rand PLC	995,508

	Metals & Mining — 0.9%
24,590	Corning, Inc.	767,700

	Miscellaneous — 1.1%
21,160	Mondelez International, Inc. — Class A	939,504

	Oil & Gas — 10.9%
26,400	Chevron Corp.	3,309,240
31,895	Exxon Mobil Corp.	2,784,433
14,280	ONEOK, Inc.	840,521
11,550	Schlumberger, Ltd.	849,849
13,335	Valero Energy Corp.	1,279,760

		9,063,803

	Pharmaceuticals — 10.6%
7,640	Amgen, Inc.	1,421,422
3,450	Biogen, Inc.[1]	1,199,945
21,170	Johnson & Johnson	2,925,482
5,745	McKesson Corp.	970,216
63,410	Pfizer, Inc.	2,348,706

		8,865,771

	Real Estate Investment Trusts — 1.0%
14,990	Ventas, Inc.	838,990

	Retailers — 7.5%
14,220	CVS Health Corp.	1,118,972
15,705	Express Scripts Holding Co.[1]	1,243,522
16,070	Target Corp.	1,208,785
15,695	Walgreens Boots Alliance, Inc.	1,181,206
13,850	Wal-Mart Stores, Inc.	1,476,410

		6,228,895

	Technology — 1.5%
30,390	Cisco Systems, Inc.	1,262,401

	Telecommunications — 2.1%
46,435	AT&T, Inc.	1,738,991

	Telephone Systems — 1.0%
15,940	Verizon Communications, Inc.	861,876

See Notes to Schedules of Portfolio Investments

55

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

January 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Transportation — 1.8%
10,990	Royal Caribbean Cruises, Ltd.	$1,467,715

	TOTAL COMMON STOCKS (Cost $65,709,127)	82,906,138

Face Amount

REPURCHASE AGREEMENT* — 0.5%
$398,267	With Fixed Income Clearing Corp., dated 1/31/18, 0.20%, principal and interest in the amount of $398,269, due 2/1/18, (collateralized by a U.S. Treasury Note with a par value of $440,000, coupon rate of 1.625%, due 2/15/26, market value of $409,045)	398,267

	TOTAL REPURCHASE AGREEMENT (Cost $398,267)	398,267

TOTAL INVESTMENTS (Cost $66,107,394)	100.0%	$83,304,405

OTHER ASSETS IN EXCESS OF LIABILITIES	0.0	2,986

NET ASSETS	100.0%	$83,307,391

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.

See Notes to Schedules of Portfolio Investments

56

THE GLENMEDE FUND, INC.

Equity Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.5%
	Aerospace & Defense — 2.5%
1,100	Lockheed Martin Corp.	$390,335

	Air Freight & Logistics — 1.2%
1,460	United Parcel Service, Inc. — Class B	185,887

	Banks — 7.1%
4,830	BB&T Corp.	266,568
14,650	Huntington Bancshares, Inc.	237,037
1,690	JPMorgan Chase & Co.	195,482
3,345	SunTrust Banks, Inc.	236,491
2,745	Wells Fargo & Co.	180,566

		1,116,144

	Beverages — 1.5%
2,020	PepsiCo, Inc.	243,006

	Biotechnology — 2.1%
1,830	Amgen, Inc.	340,471

	Capital Markets — 4.8%
1,100	Ameriprise Financial, Inc.	185,570
520	BlackRock, Inc.	292,136
2,520	T Rowe Price Group, Inc.	281,308

		759,014

	Chemicals — 2.6%
1,460	Air Products & Chemicals, Inc.	245,820
1,565	DowDuPont, Inc.	118,283
1,040	RPM International, Inc.	54,288

		418,391

	Commercial Services & Supplies — 1.2%
2,785	Republic Services, Inc.	191,608

	Communications Equipment — 4.1%
10,875	Cisco Systems, Inc.	451,748
6,560	Corning, Inc.	204,803

		656,551

	Distributors — 1.8%
2,680	Genuine Parts Co.	278,908

	Diversified Telecommunication Services — 2.3%
3,045	AT&T, Inc.	114,036
4,520	Verizon Communications, Inc.	244,396

		358,432

	Electric Utilities — 1.1%
2,520	American Electric Power Co., Inc.	173,326

	Electrical Equipment — 1.4%
2,680	Eaton Corp. PLC	225,040

	Electronic Equipment, Instruments & Components — 2.3%
3,625	TE Connectivity, Ltd.	371,671

	Energy Equipment & Services — 1.5%
3,155	Schlumberger, Ltd.	232,145

	Equity Real Estate Investment Trusts — 2.5%
3,465	Lamar Advertising Co. — Class A	249,480

See Notes to Schedules of Portfolio Investments

57

THE GLENMEDE FUND, INC.

Equity Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Equity Real Estate Investment Trusts — (Continued)
730	Public Storage	$142,905

		392,385

	Food & Staples Retailing — 1.7%
3,365	CVS Health Corp.	264,792

	Food Products — 1.4%
1,990	Hershey Co. (The)	219,557

	Health Care Providers & Services — 3.1%
2,365	Cardinal Health, Inc.	169,783
3,045	Quest Diagnostics, Inc.	322,222

		492,005

	Hotels, Restaurants & Leisure — 3.3%
3,045	McDonald’s Corp.	521,121

	Household Products — 1.5%
2,020	Kimberly-Clark Corp.	236,340

	Industrial Conglomerates — 4.1%
1,935	3M Co.	484,717
995	Honeywell International, Inc.	158,872

		643,589

	Insurance — 3.8%
1,935	Chubb, Ltd.	302,150
4,470	Principal Financial Group, Inc.	302,172

		604,322

	IT Services — 6.5%
2,470	Accenture PLC — Class A	396,929
1,700	International Business Machines Corp.	278,290
5,255	Paychex, Inc.	358,654

		1,033,873

	Leisure Equipment & Products — 1.2%
1,935	Hasbro, Inc.	182,993

	Media — 2.5%
3,260	Omnicom Group, Inc.	249,879
1,515	Time Warner, Inc.	144,455

		394,334

	Multi-Utilities — 2.1%
1,675	DTE Energy Co.	176,947
2,315	WEC Energy Group, Inc.	148,854

		325,801

	Oil, Gas & Consumable Fuels — 4.9%
1,675	Chevron Corp.	209,961
3,105	Exxon Mobil Corp.	271,067
3,105	Valero Energy Corp.	297,987

		779,015

	Pharmaceuticals — 9.5%
4,155	AbbVie, Inc.	466,274
3,680	Johnson & Johnson	508,539
3,625	Merck & Co., Inc.	214,781
8,460	Pfizer, Inc.	313,359

		1,502,953

See Notes to Schedules of Portfolio Investments

58

THE GLENMEDE FUND, INC.

Equity Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

January 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Road & Rail — 0.9%
1,050	Union Pacific Corp.	$140,175

	Semiconductors & Semiconductor Equipment — 5.9%
5,675	Intel Corp.	273,195
4,525	Maxim Integrated Products, Inc.	276,025
3,520	Texas Instruments, Inc.	386,038

		935,258

	Software — 3.3%
5,460	Microsoft Corp.	518,755

	Specialty Retail — 1.1%
835	Home Depot, Inc.	167,751

	Textiles, Apparel & Luxury Goods — 1.3%
9,295	Hanesbrands, Inc.[1]	201,887

	Tobacco — 1.4%
3,205	Altria Group, Inc.	225,440

	TOTAL COMMON STOCKS (Cost $13,792,937)	15,723,275

Face Amount

REPURCHASE AGREEMENT* — 1.3%
$195,832	With Fixed Income Clearing Corp., dated 1/31/18, 0.20%, principal and interest in the amount of $195,833, due 2/1/18, (collateralized by a U.S. Treasury Note with a par value of $205,000, coupon rate of 1.875%, due 03/31/22, market value of $201,727)	195,832

	TOTAL REPURCHASE AGREEMENT (Cost $195,832)	195,832

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.0%
2,893	State Street Navigator Securities Lending Government Money Market Portfolio	2,893

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $2,893)	2,893

TOTAL INVESTMENTS (Cost $13,991,662)	100.8%	$15,922,000

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.8)	(123,177)

NET ASSETS	100.0%	$15,798,823

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.

See Notes to Schedules of Portfolio Investments

59

THE GLENMEDE FUND, INC.

Secured Options Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2018 — (Unaudited)

Shares		Value

EXCHANGE-TRADED FUNDS* — 1.8%
22,100	SPDR S&P 500 ETF Trust[1]	$6,229,990
30,000	Vanguard S&P 500 ETF[1]	7,769,700

	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,430,609)	13,999,690

U.S. TREASURY BILL* — 17.8%
140,000,000	U.S. Treasury Bill 1.430% due 04/12/18[1]	139,617,538

	TOTAL U.S. TREASURY BILL (Cost $139,617,538)	139,617,538

Face Amount

REPURCHASE AGREEMENT* — 1.4%
$11,120,822	With Fixed Income Clearing Corp., dated 1/31/18, 0.20%, principal and interest in the amount of $11,120,884, due 2/1/18, (collateralized by a U.S. Treasury Note with a par value of $11,530,000,coupon rate of 1.875%, due 3/31/22, market value of $11,345,912)	11,120,822

	TOTAL REPURCHASE AGREEMENT (Cost $11,120,822)	11,120,822

TOTAL PURCHASED OPTIONS (Cost $617,215,015)	79.0%	619,035,095

TOTAL INVESTMENTS (Cost $774,383,984)	100.0%	$783,773,145

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.0)	(154,127)

NET ASSETS[2]	100.0%	$783,619,018

*	Percentages indicated are based on net assets.
[1]	All or a portion of this security is held as collateral for written options.
[2]	Cash in the amount of $1,339,644 is held as collateral to secure the open written call and put options contracts.

See Notes to Schedules of Portfolio Investments

60

THE GLENMEDE FUND, INC.

Secured Options Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

January 31, 2018 — (Unaudited)

Description	Counterparty	Exercise Price/ FX Rate	Expiration Date		Number of Contracts	Notional Amount	Market Value	Premiums Paid (Recieved by Fund)	Unrealized Appreciation/ (Depreciation)
PURCHASED OPTIONS
CALLS:
S&P 500 Index	OCC**	1,000.00	03/16/18	USD	3,101	$829,086,461	$564,676,595	$516,863,675	$47,812,920
PUTS:
S&P 500 Index	OCC**	3,000.00	03/16/18	USD	3,100	828,819,100	54,358,500	100,351,340	(45,992,840)

TOTAL PURCHASED OPTIONS						$1,657,905,561	$619,035,095	$617,215,015	$1,820,080

WRITTEN OPTIONS
CALLS:
S&P 500 Index	OCC**	3,000.00	03/16/18	USD	3,100	(828,819,100)	(503,750)	(89,900)	(413,850)
PUTS:
S&P 500 Index	OCC**	2,700.00	02/16/18	USD	2,520	(673,749,720)	(1,171,800)	(1,034,336)	(137,464)
S&P 500 Index	OCC**	2,800.00	02/16/18	USD	230	(61,493,030)	(433,550)	(447,985)	14,435
S&P 500 Index	OCC**	1,000.00	03/16/18	USD	3,100	(828,819,100)	(23,250)	(27,900)	4,650

TOTAL PUTS						$(1,564,061,850)	$(1,628,600)	$(1,510,221)	$(118,379)

TOTAL WRITTEN OPTIONS						$(2,392,880,950)	$(2,132,350)	$(1,600,121)	$(532,229)

**	The Options Clearing Corp

See Notes to Schedules of Portfolio Investments

61

THE GLENMEDE FUND, INC.

Global Secured Options Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — 53.2%
	Auto Components — 1.2%
3,252	Valeo SA, Sponsored ADR	$128,324

	Automobiles — 2.9%
2,945	Honda Motor Co., Ltd., Sponsored ADR[1]	103,929
1,461	Toyota Motor Corp., Sponsored ADR[1]	201,501

		305,430

	Banks — 10.2%
11,680	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	109,675
1,542	BOC Hong Kong Holdings, Ltd., Sponsored ADR	156,575
2,783	DBS Group Holdings, Ltd., Sponsored ADR	223,475
5,034	ING Groep N.V., Sponsored ADR[1]	99,170
19,863	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR[1]	151,356
6,566	Nordea Bank AB, Sponsored ADR	81,944
10,294	Sumitomo Mitsui Financial Group, Inc., Sponsored ADR[1]	93,469
6,658	Westpac Banking Corp., Sponsored ADR	166,450

		1,082,114

	Beverages — 1.1%
784	Diageo PLC, Sponsored ADR[1]	112,865

	Chemicals — 3.8%
6,900	BASF SE, Sponsored ADR	202,170
6,894	Shin-Etsu Chemical Co., Ltd., Unsponsored ADR	198,065

		400,235

	Diversified Telecommunication Services — 3.4%
8	BT Group PLC, Sponsored ADR[1]	150
2,509	Nippon Telegraph & Telephone Corp., ADR[1]	121,185
3,941	Orange SA, Sponsored ADR[1]	71,608
5,447	Telecom Italia SPA/Milano, Sponsored ADR[2]	49,350
11,576	Telefonica SA, Sponsored ADR[1]	118,538

		360,831

	Electrical Equipment — 2.3%
8,559	ABB, Ltd., Sponsored ADR[1]	238,539

	Electronic Equipment, Instruments & Components — 1.1%
1,713	Kyocera Corp., Sponsored ADR[1]	115,079

	Health Care Equipment & Supplies — 1.7%
2,101	Koninklijke Philips N.V., ADR	85,637
2,578	Smith & Nephew PLC, Sponsored ADR	94,174

		179,811

	Hotels, Restaurants & Leisure — 1.1%
886	Carnival PLC, ADR	63,198
856	InterContinental Hotels Group PLC, ADR	57,412

		120,610

	Household Durables — 0.6%
1,292	Sony Corp., Sponsored ADR	61,939

	Insurance — 0.6%
1,237	Prudential PLC, ADR[1]	66,959

	Media — 1.1%
5,516	RELX PLC, Sponsored ADR[1]	120,856

	Metals & Mining — 2.3%
1,312	ArcelorMittal, ADR[2]	47,744

See Notes to Schedules of Portfolio Investments

62

THE GLENMEDE FUND, INC.

Global Secured Options Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Metals & Mining — (Continued)
799	BHP Billiton PLC, ADR	$35,571
1,826	BHP Billiton, Ltd., Sponsored ADR	89,510
1,289	Rio Tinto PLC, Sponsored ADR	72,326

		245,151

	Multi-Utilities — 0.8%
1,499	National Grid PLC, Sponsored ADR	86,462

	Oil, Gas & Consumable Fuels — 3.8%
2,540	Eni SPA; Sponsored ADR	91,999
3,464	Repsol SA, Sponsored ADR	65,331
786	Royal Dutch Shell PLC — Class B, Sponsored ADR	56,537
1,306	Statoil ASA, Sponsored ADR	30,612
2,663	Total SA, Sponsored ADR[1]	154,614

		399,093

	Personal Products — 2.6%
2,471	Unilever N.V., ADR[1]	142,058
2,394	Unilever PLC, Sponsored ADR[1]	135,189

		277,247

	Pharmaceuticals — 3.7%
1,729	Novartis AG, Sponsored ADR[1]	155,714
2,789	Novo Nordisk AS, Sponsored ADR[1]	154,789
1,785	Sanofi, ADR	78,415

		388,918

	Professional Services — 0.7%
3,493	RELX N.V., Sponsored ADR	76,706

	Software — 2.2%
896	Nice, Ltd., Sponsored ADR	81,626
1,377	SAP SE, Sponsored ADR[1]	155,945

		237,571

	Technology Hardware, Storage & Peripherals — 2.0%
5,320	Canon, Inc., Sponsored ADR[1]	213,970

	Textiles, Apparel & Luxury Goods — 1.1%
1,786	LVMH Moet Hennessy Louis Vuitton SE, Unsponsored ADR	111,938

	Tobacco — 1.1%
1,713	British American Tobacco PLC, Sponsored ADR	116,655

	Wireless Telecommunication Services — 1.8%
4,585	NTT DOCOMO, Inc., Sponsored ADR[1]	114,396
2,473	Vodafone Group PLC, Sponsored ADR	79,680

		194,076

	TOTAL COMMON STOCKS (Cost $4,505,840)	5,641,379

See Notes to Schedules of Portfolio Investments

63

THE GLENMEDE FUND, INC.

Global Secured Options Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2018 — (Unaudited)

Shares		Value

EXCHANGE-TRADED FUND* — 2.4%
4,900	iShares MSCI Emerging Markets ETF	$250,047

	TOTAL EXCHANGE-TRADED FUND (Cost $192,079)	250,047

TOTAL PURCHASED OPTIONS (Cost $4,976,050)	47.0%	4,990,750

TOTAL LONG INVESTMENTS (Cost $9,673,969)	102.6%	$10,882,176

Shares

COMMON STOCKS SOLD SHORT* — (2.3)%

	Exchange-Traded Funds — (2.3)%
(3,300)	iShares MSCI EAFE ETF	(243,672)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(231,148))	(243,672)

TOTAL SHORT INVESTMENT (Proceeds $(231,148))	(2.3)%	$(243,672)

TOTAL INVESTMENTS (Cost $9,442,821)	100.3%	$10,638,504

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.3)	(31,962)

NET ASSETS[3]	100.0%	$10,606,542

*	Percentages indicated are based on net assets.
[1]	All or a portion of this security is held as collateral for written options.
[2]	Non income-producing security.
[3]	Cash in the amount of $54,321 is held as collateral to secure the open written call and put options contracts.

Abbreviations:

ADR — American Depositary Receipt

See Notes to Schedules of Portfolio Investments

64

THE GLENMEDE FUND, INC.

Global Secured Options Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

January 31, 2018 — (Unaudited)

Description	Counterparty	Exercise Price/ FX Rate	Expiration Date		Number of Contracts	Notional Amount	Market Value	Premiums Paid (Recieved by Fund)	Unrealized Appreciation/ (Depreciation)

PURCHASED OPTIONS
CALLS:
S&P 500 Index	OCC**	1,000.00	03/16/18	USD	25	$6,684,025	$4,552,375	$4,166,765	$385,610
PUTS:
S&P 500 Index	OCC**	3,000.00	03/16/18	USD	25	6,684,025	438,375	809,285	(370,910)

TOTAL PURCHASED OPTIONS						$13,368,050	$4,990,750	$4,976,050	$14,700

WRITTEN OPTIONS
CALLS:
iShares MSCI EAFE Index Fund	OCC**	73.00	02/16/18	USD	700	(4,921,700)	(95,550)	(106,888)	11,338
iShares MSCI EAFE Index Fund	OCC**	74.00	02/16/18	USD	30	(210,930)	(1,965)	(2,405)	440
S&P 500 Index	OCC	3,000.00	03/16/18	USD	25	(6,684,025)	(4,062)	(725)	(3,338)

TOTAL CALLS						$(11,816,655)	$(101,577)	$(110,018)	$8,440

PUTS:
S&P 500 Index	OCC**	2,725.00	02/16/18	USD	16	(4,277,776)	(10,160)	(15,185)	5,025
S&P 500 Index	OCC**	1,000.00	03/16/18	USD	25	(6,684,025)	(188)	(225)	38

TOTAL PUTS						$(10,961,801)	$(10,348)	$(15,410)	$5,063

TOTAL WRITTEN OPTIONS						$(22,778,456)	$(111,925)	$(125,428)	$13,503

**	The Options Clearing Corp

See Notes to Schedules of Portfolio Investments

65

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2018 — (Unaudited)

Face Amount		Value

AGENCY NOTES* — 17.0%
	Federal Home Loan Bank — 4.2%
$4,500,000	4.125% due 12/13/19	$4,658,872
15,000,000	2.750% due 12/13/24	14,974,605

		19,633,477

	Federal Home Loan Mortgage Corporation — 2.1%
10,000,000	2.375% due 1/13/22	9,978,300

	Federal National Mortgage Association — 10.7%
9,650,000	1.250% due 5/6/21	9,314,219
10,000,000	2.000% due 10/5/22	9,749,720
10,000,000	2.625% due 9/6/24	9,939,780
7,960,000	2.125% due 4/24/26	7,561,960
10,000,000	6.625% due 11/15/30	13,704,770

		50,270,449

	TOTAL AGENCY NOTES (Cost $82,185,415)	79,882,226

MORTGAGE-BACKED SECURITIES*,1 — 24.9%
	Federal Home Loan Mortgage Corporation — 8.9%
1	# G00807, 9.500% due 3/1/21	1
111,012	# G12342, 5.500% due 8/1/21	114,304
31,246	# J03604, 5.500% due 10/1/21	32,165
17,234	# J03649, 5.500% due 10/1/21	17,619
47,301	# G12442, 6.000% due 11/1/21	49,339
56,240	# J03536, 5.500% due 11/1/21	56,977
41,542	# G18163, 5.500% due 1/1/22	43,204
159,120	# G13396, 5.500% due 12/1/23	165,907
50,412	# D78677, 8.000% due 3/1/27	51,875
150,781	# C00742, 6.500% due 4/1/29	167,598
13,280	# A57845, 7.000% due 2/1/37	13,339
42,522	# A68937, 6.000% due 11/1/37	47,715
31,110	# A68332, 5.500% due 11/1/37	34,046
377,458	# A69653, 5.500% due 12/1/37	412,969
194,591	# A70446, 5.000% due 12/1/37	210,076
379,225	# A73370, 5.000% due 2/1/38	410,434
416,363	# A90421, 4.500% due 12/1/39	440,352
456,645	# A92890, 4.500% due 7/1/40	482,948
1,855,660	# A97620, 4.500% due 3/1/41	1,966,474
3,091,691	# C03770, 3.500% due 2/1/42	3,137,684
1,553,944	# Q07651, 3.500% due 4/1/42	1,572,489
4,109,521	# Q41208, 3.500% due 6/1/46	4,156,293
14,190,060	# Q46279, 3.500% due 2/1/47	14,351,765
13,677,202	# Q47596, 4.000% due 4/1/47	14,140,526

		42,076,099

	Federal National Mortgage Association — 15.6%
212	# 686230, 5.500% due 2/1/18	211
2,154	# 254685, 5.000% due 4/1/18	2,185
15,668	# 740449, 5.500% due 9/1/18	15,693
9,931	# 255159, 5.500% due 3/1/19	10,016
1,302	# 125275, 7.000% due 3/1/24	1,380
1,168	# 313795, 9.500% due 1/1/25	1,175
861,253	# AH6827, 4.000% due 3/1/26	896,688
872,364	# AI1657, 4.000% due 4/1/26	908,295
1,216,538	# AB3900, 3.000% due 11/1/26	1,226,222
21,632	# 373328, 8.000% due 3/1/27	21,672
1,633,481	# AK4751, 3.000% due 4/1/27	1,646,493
16,938	# 390895, 8.000% due 6/1/27	17,121

See Notes to Schedules of Portfolio Investments

66

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2018 — (Unaudited)

Face Amount		Value

MORTGAGE-BACKED SECURITIES*,1 — (Continued)
	Federal National Mortgage Association — (Continued)
$3,371,248	# AO0533, 3.000% due 6/1/27	$3,398,106
91,223	# 397602, 8.000% due 8/1/27	98,846
1,914	# 499335, 6.500% due 8/1/29	2,121
6,148	# 252806, 7.500% due 10/1/29	7,111
361	# 523497, 7.500% due 11/1/29	397
2,152	# 588945, 7.000% due 6/1/31	2,320
58,161	# 607862, 7.000% due 9/1/31	62,429
8,305	# 656872, 6.500% due 8/1/32	9,202
17,692	# 687575, 7.000% due 2/1/33	17,847
277,273	# 789856, 6.000% due 8/1/34	313,255
76,202	# 820811, 6.000% due 4/1/35	85,194
68,868	# 829202, 5.000% due 7/1/35	74,277
146,672	# 826586, 5.000% due 8/1/35	158,349
33,714	# 256216, 7.000% due 4/1/36	38,566
144,499	# 898412, 5.000% due 10/1/36	154,694
23,911	# 910894, 5.000% due 2/1/37	25,594
21,111	# 912456, 6.500% due 3/1/37	23,390
77,151	# 959877, 5.000% due 11/1/37	82,389
465,758	# 973241, 5.000% due 3/1/38	498,596
137,291	# 975593, 5.000% due 6/1/38	147,601
157,104	# 257573, 5.500% due 2/1/39	171,842
588,498	# AD7128, 4.500% due 7/1/40	625,236
5,417,961	# AH1568, 4.500% due 12/1/40	5,771,896
2,682,748	# AH6991, 4.000% due 1/1/41	2,784,045
1,774,070	# AH4004, 4.500% due 3/1/41	1,884,795
1,458,754	# AH8351, 4.000% due 3/1/41	1,513,832
1,105,589	# AJ1315, 4.000% due 9/1/41	1,153,538
1,613,358	# AI8779, 4.000% due 11/1/41	1,674,075
2,579,128	# AJ5958, 4.000% due 12/1/41	2,676,067
1,035,914	# AK5070, 3.500% due 3/1/42	1,048,891
4,192,901	# AK5426, 3.500% due 3/1/42	4,257,034
7,624,800	# AT7682, 3.500% due 6/1/43	7,734,219
6,695,789	# AS6326, 3.500% due 12/1/45	6,765,662
7,323,684	# AS6881, 3.500% due 3/1/46	7,400,063
8,027,146	# BC0960, 4.000% due 6/1/46	8,295,614
9,129,911	# AS8966, 4.000% due 3/1/47	9,475,504

		73,179,748

	Government National Mortgage Association — 0.4%
12,116	# 460389, 7.000% due 5/15/28	12,142
7,553	# 464049, 7.000% due 7/15/28	7,970
13,434	# 476259, 7.000% due 8/15/28	13,462
9,807	# 485264, 7.500% due 2/15/31	9,981
20,138	# 559304, 7.000% due 9/15/31	21,913
197,458	# 652486, 5.500% due 4/15/36	215,104
276,147	# 651859, 5.000% due 6/15/36	297,614
220,261	# 782150, 5.500% due 4/15/37	242,613
45,591	# 662521, 6.000% due 8/15/37	51,052
73,830	# 677545, 6.000% due 11/15/37	82,124
131,903	# 676291, 6.000% due 12/15/37	146,720
71,098	# 685836, 5.500% due 4/15/38	77,617
472,368	# 698235, 5.000% due 6/15/39	509,216
127,579	# 716655, 5.000% due 8/15/39	134,994

		1,822,522

	TOTAL MORTGAGE-BACKED SECURITIES (Cost $118,818,380)	117,078,369

See Notes to Schedules of Portfolio Investments

67

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Core Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2018 — (Unaudited)

Face Amount		Value

CORPORATE NOTES* — 44.4%
	Automotive — 2.5%
$7,000,000	American Honda Finance Corp., 1.600% due 7/13/18	$6,990,089
5,000,000	Toyota Motor Credit Corp., 2.000% due 10/24/18	5,001,218

		11,991,307

	Banking — 6.6%
10,000,000	PNC Bank NA, 2.625% due 2/17/22	9,905,351
6,500,000	PNC Bank NA, 3.250% due 6/1/25	6,474,265
6,000,000	Wells Fargo & Co., 2.500% due 3/4/21	5,946,989
8,800,000	Wells Fargo & Co., 2.100% due 7/26/21	8,589,499

		30,916,104

	Beverages, Food & Tobacco — 3.2%
9,000,000	PepsiCo, Inc., 3.000% due 8/25/21	9,119,355
5,000,000	PepsiCo, Inc., 4.875% due 11/1/40	5,868,561

		14,987,916

	Communications — 5.7%
14,000,000	Amazon.com, Inc., 4.800% due 12/5/34	15,926,033
11,100,000	Cisco Systems, Inc., 2.200% due 9/20/23	10,701,207

		26,627,240

	Computer Software & Processing — 8.7%
11,250,000	Apple, Inc., 4.500% due 2/23/36	12,608,096
9,650,000	International Business Machines Corp., 3.450% due 2/19/26	9,789,895
8,000,000	Microsoft Corp., 3.450% due 8/8/36	7,977,755
10,750,000	Oracle Corp., 2.400% due 9/15/23	10,413,232

		40,788,978

	Cosmetics & Personal Care — 1.1%
4,114,000	Procter & Gamble Co. (The), 5.550% due 3/5/37	5,291,873

	Electronics — 2.8%
5,000,000	Applied Materials, Inc., 3.900% due 10/1/25	5,213,704
8,000,000	Intel Corp., 3.300% due 10/1/21	8,187,866

		13,401,570

	Financial — 2.4%
4,418,000	JPMorgan Chase & Co., 4.950% due 3/25/20	4,640,465
5,000,000	JPMorgan Chase & Co., 6.400% due 5/15/38	6,754,727

		11,395,192

See Notes to Schedules of Portfolio Investments

68

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2018 — (Unaudited)

Face Amount		Value

CORPORATE NOTES* — (Continued)
	Financial Services — 1.3%
$6,000,000	Bear Stearns Cos. LLC (The), 7.250% due 2/1/18	$6,000,000

	Heavy Machinery — 1.2%
5,700,000	John Deere Capital Corp., 2.800% due 3/4/21	5,743,495

	Industrial — 2.2%
10,000,000	Caterpillar Financial Services Corp., 7.050% due 10/1/18	10,328,976

	Insurance — 3.6%
6,500,000	Aflac, Inc., 2.400% due 3/16/20	6,493,392
10,000,000	Berkshire Hathaway Finance Corp., 4.250% due 1/15/21	10,477,354

		16,970,746

	Pharmaceuticals — 1.8%
7,000,000	Johnson & Johnson, 4.850% due 5/15/41	8,258,896

	Retailers — 1.3%
6,000,000	Target Corp., 3.500% due 7/1/24[2]	6,184,109

	TOTAL CORPORATE NOTES (Cost $209,355,350)	208,886,402

U.S. TREASURY NOTES/BONDS* — 12.0%
15,000,000	U.S. Treasury Bonds, 6.250% due 8/15/23	17,859,375
5,000,000	U.S. Treasury Bonds, 6.625% due 2/15/27	6,582,227
5,000,000	U.S. Treasury Bonds, 3.125% due 11/15/41	5,191,406
2,000,000	U.S. Treasury Bonds, 3.750% due 11/15/43	2,298,828
5,000,000	U.S. Treasury Bonds, 2.750% due 8/15/47	4,807,422
4,000,000	U.S. Treasury Notes, 1.375% due 11/30/18	3,982,969
10,000,000	U.S. Treasury Notes, 1.250% due 10/31/19	9,855,078
6,000,000	U.S. Treasury Notes, 2.250% due 8/15/27	5,762,109

	TOTAL U.S. TREASURY NOTES/BONDS (Cost $57,833,140)	56,339,414

REPURCHASE AGREEMENT* — 1.0%
4,670,997	With Fixed Income Clearing Corp., dated 1/31/18, 0.20%, principal and interest in the amount of $4,671,023, due 2/1/18, (collateralized by a U.S. Treasury Note with a par value of $5,125,000, coupon rate of 1.625%, due 2/15/26, market value of $4,764,446)	4,670,997

	TOTAL REPURCHASE AGREEMENT (Cost $4,670,997)	4,670,997

See Notes to Schedules of Portfolio Investments

69

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Core Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

January 31, 2018 — (Unaudited)

Shares		Value

INVESTMENT OF SECURITY LENDING COLLATERAL* — 1.1%
5,452,470	State Street Navigator Securities Lending Government Money Market Portfolio	$5,452,470

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $5,452,470)	5,452,470

TOTAL INVESTMENTS (Cost $478,315,752)	100.4%	$472,309,878

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.4)	(1,782,511)

NET ASSETS	100.0%	$470,527,367

*	Percentages indicated are based on net assets.
[1]	Represents current face amount at January 31, 2018.
[2]	Securities or partial securities on loan. See Note 1.

See Notes to Schedules of Portfolio Investments

70

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Short Term Tax Aware Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2018 — (Unaudited)

Face Amount		Value

CORPORATE NOTES* — 3.6%
	Financial — 1.2%
$100,000	Bank of America Corp., 5.490% due 3/15/19	$103,244
300,000	Goldman Sachs Group, Inc., 7.500% due 2/15/19	315,604

		418,848

	Oil & Gas — 1.6%
200,000	Apache Corp., 6.900% due 9/15/18	205,659
300,000	Valero Energy Corp., 9.375% due 3/15/19	322,741

		528,400

	Retailers — 0.8%
250,000	Best Buy Co., Inc., 5.000% due 8/1/18	253,250

	TOTAL CORPORATE NOTES (Cost $1,206,078)	1,200,498

MUNICIPAL BONDS* — 90.9%
	Alabama — 2.3%
250,000	Alabama Federal Aid Highway Finance Authority, Revenue Bonds, 5.000% due 9/1/20	270,212
250,000	Black Belt Energy Gas District, AL, Gas Supply Revenue, Revenue Bonds, Series A, 4.000% due 7/1/46	264,288
215,000	Madison, AL, General Obligation Unlimited, Prerefunded 2/1/19 @ 100, 5.125% due 2/1/36	222,708

		757,208

	Alaska — 3.2%
300,000	Alaska State, General Obligation Unlimited, Series B, 5.000% due 8/1/20	324,258
500,000	North Slope Boro, AK, General Obligation Unlimited, Series B, 5.000% due 6/30/20	537,700
200,000	Valdez, AK, Marine Terminal Revenue Bonds, Refunding, Series B, (SPA : BP PLC), 5.000% due 1/1/21	216,898

		1,078,856

	California — 2.9%
400,000	California State, General Obligation Unlimited, Refunding, 5.000% due 8/1/20	434,084
210,000	La Quinta, CA, Financing Authority, Local Agency Revenue, Tax Allocation, Series A, Prerefunded 9/1/20 @ 100, 7.900% due 9/1/31	237,661
250,000	San Diego, CA, Redevelopment Agency Tax Allocation Revenue, Series A, Prerefunded 9/1/20 @ 100, 7.750% due 9/1/40	282,603

		954,348

	Colorado — 1.3%
250,000	Trinidad, CO, School District No. 1, General Obligation Unlimited, Refunding, (State Aid Withholding), 4.000% due 12/1/18	255,450
150,000	Weld County, CO, Reorganized School District No. RE-8, General Obligation Unlimited, (State Aid Withholding), 4.000% due 12/1/20	159,621

		415,071

See Notes to Schedules of Portfolio Investments

71

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Short Term Tax Aware Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2018 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Delaware — 0.6%
$205,000	Delaware State, Transportation Authority, Grant Anticipation Bonds, Revenue Bonds, 5.000% due 3/1/19	$212,569

	Florida — 5.4%
325,000	Citizens Property Insurance Corp., FL, Revenue Bonds, Series A-1, 5.000% due 6/1/19	339,879
350,000	Florida State, Department of Environmental Protection, Preservation Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/19	367,020
1,000,000	Hillsborough County, FL, General Obligation Unlimited, (NPFG Insured), 5.000% due 7/1/20	1,080,180

		1,787,079

	Georgia — 1.8%
350,000	Georgia State, Road & Tollway Authority, Federal Highway Reimbursement, Revenue Bonds, Series A, 5.000% due 6/1/20	375,858
225,000	Georgia State, Road & Tollway Authority, Revenue Bonds, Series A, (AGMC Insured), 5.000% due 6/1/18	227,603

		603,461

	Idaho — 0.7%
200,000	Idaho, Housing & Finance Association, Revenue Bonds, 5.000% due 7/15/20	215,538

	Illinois — 8.2%
150,000	Chicago, IL, O’Hare International Airport Revenue Bonds, Refunding, Series B, 5.000% due 1/1/21	163,163
400,000	Illinois State Finance Authority, Revenue Bonds, 5.000% due 1/1/20	425,292
300,000	Illinois State Finance Authority, Revenue Bonds, Series 2008C-3B, 1.050% due 11/1/38	299,292
200,000	Illinois State Finance Authority, Revenue Bonds, Series A, Prerefunded 11/1/18 @ 100, 7.250% due 11/1/38	208,660
500,000	Illinois State Finance Authority, Revenue Bonds, Series L, 4.000% due 12/1/20	530,070
	Illinois State, General Obligation Unlimited:
100,000	4.000% due 9/1/20	101,939
130,000	5.000% due 1/1/21	135,905
100,000	Lake County, IL, Community College District No. 532, General Obligation Unlimited, Series A, 4.000% due 6/1/19	103,239
300,000	McHenry County, IL, Conservation District, General Obligation Unlimited, Refunding, 5.000% due 2/1/19	310,143
250,000	Regional Transportation Authority, IL, Revenue Bonds, Refunding, Series A, (AGMC Insured), 5.000% due 6/1/18	252,892
200,000	Regional Transportation Authority, IL, Revenue Bonds, Refunding, Series B, (NPFG Insured), 5.500% due 6/1/18	202,642

		2,733,237

	Kansas — 2.6%
450,000	Kansas State, Development Finance Authority, Healthcare Facilities, Revenue Bonds, Series J, 0.980% due 3/1/41[1,2]	450,000
425,000	Kansas State, Development Finance Authority, Revenue Bonds, Kansas Projects, Series A, 4.000% due 5/1/18	427,741

		877,741

	Kentucky — 1.8%
300,000	Kentucky State, Property & Building Commission Revenue, Project No. 84, Revenue Bonds, Refunding, (NPFG Insured), 5.000% due 8/1/20	322,350

See Notes to Schedules of Portfolio Investments

72

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Short Term Tax Aware Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2018 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Kentucky — (Continued)
$250,000	Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Revenue Bonds, Series A, 5.000% due 10/1/19	$262,543

		584,893

	Louisiana — 2.4%
500,000	Louisiana State, General Obligation Unlimited, Series A, 4.000% due 9/1/21	537,070
250,000	Louisiana State, University & Agricultural and Mechanical College, Auxiliary, Revenue Bonds, Refunding, 5.000% due 7/1/19	261,510

		798,580

	Maryland — 0.4%
125,000	Baltimore, MD, Water Utility Project Revenue, Revenue Bonds, Series A, 5.000% due 7/1/19	130,935

	Michigan — 7.0%
130,000	Brandywine, MI, Community Schools, General Obligation Unlimited, Refunding, Series A, (QSBLF Insured), 4.000% due 5/1/18	130,838
	Dansville, MI, Schools, General Obligation Unlimited, (QSBLF Insured):
125,000	4.000% due 5/1/19	128,671
140,000	4.000% due 5/1/20	146,782
235,000	Harper Creek, MI, Community School District, General Obligation Unlimited, Refunding, Series A, (QSBLF Insured), 4.000% due 5/1/19	242,050
260,000	L’Anse Creuse, MI, Public Schools, General Obligation Unlimited, Refunding, (QSBLF Insured), 5.000% due 5/1/20	278,356
300,000	Michigan State Building Authority Revenue, Revenue Bonds, Refunding, Series I, 5.000% due 10/15/18	307,650
400,000	Michigan State Finance Authority Revenue, Revenue Bonds, Refunding, 5.000% due 11/15/19	422,460
250,000	Pinconning, MI, Area Schools, General Obligation Unlimited, Refunding, (QSBLF Insured), 3.000% due 5/1/19	253,835
200,000	Waterford, MI, School District, General Obligation Unlimited, (QSBLF Insured), 2.000% due 5/1/18	200,282
200,000	Ypsilanti, MI, School District, General Obligation Unlimited, Refunding, Series A, (QSBLF Insured), 5.000% due 5/1/21	217,976

		2,328,900

	Minnesota — 3.9%
100,000	Minneapolis, MN, St. Paul, Housing & Redevelopment Authority Health Care, Revenue Bonds, Refunding, Series A, 5.000% due 11/15/20	109,050
400,000	Rochester, MN, Health Care Facilities Revenue, Revenue Bonds, Series A, 4.000% due 11/15/30	407,620
250,000	St. Paul, MN, Housing & Redevelopment Authority Health Care, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/21	275,757
500,000	St. Paul, MN, Housing & Redevelopment Authority Health Care, Revenue Bonds, Refunding, Series B, 2.353% due 7/1/19	495,935

		1,288,362

	Mississippi — 1.3%
200,000	Mississippi State, Business Finance Commission Gulf Opportunity Zone, Revenue Bonds, Series L, 0.990% due 11/1/35[1,2]	200,000
210,000	Mississippi State, Development Bank, Special Obligation, Revenue Bonds, Series C, Prerefunded 8/1/20 @ 100, 5.000% due 8/1/21	226,981

		426,981

See Notes to Schedules of Portfolio Investments

73

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Short Term Tax Aware Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2018 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Missouri — 1.8%
$600,000	Missouri State, Health and Educational Facilities Authority, Revenue Bonds, 1.030% due 12/1/35[1,2]	$600,000

	New Hampshire — 1.2%
400,000	New Hampshire State, Federal Highway, Revenue Bonds, 5.000% due 9/1/18	407,940

	New Jersey — 5.5%
350,000	Camden County, NJ, Improvement Authority, Revenue Bonds, (County Guaranteed), 4.000% due 1/15/20	364,983
175,000	New Jersey State Economic Development Authority Revenue, Revenue Bonds, Refunding, Series NN, 5.000% due 3/1/22	189,394
500,000	New Jersey State Health Care Facilities Financing Authority, Revenue Bonds, Prerefunded 7/1/18 @ 100, 6.625% due 7/1/38	510,775
245,000	New Jersey State Health Care Facilities Financing Authority, Revenue Bonds, Prerefunded 7/1/19 @ 100, 5.500% due 7/1/29	258,301
500,000	New Jersey State Turnpike Authority, Revenue Bonds, Refunding, Series C-1, (1M USD LIBOR * 0.7+ 0.34%), 1.435% due 1/1/21[1]	500,355

		1,823,808

	New York — 2.3%
	New York State, Dormitory Authority, State Personal Income Tax Revenue, Refunding, Series A:
200,000	5.000% due 12/15/19	212,892
500,000	5.000% due 2/15/21	548,775

		761,667

	North Carolina — 2.5%
100,000	Duplin County, NC, Limited Obligation, Revenue Bonds, 4.000% due 6/1/18	100,826
100,000	New Hanover County, NC, Hospital Revenue Bonds, Refunding, 5.000% due 10/1/21	110,508
350,000	North Carolina State, Grant Anticipation Revenue, Revenue Bonds, 5.000% due 3/1/19	363,384
250,000	Pitt County, NC, Limited Obligation, Revenue Bonds, Refunding, 5.000% due 4/1/18	251,513

		826,231

	Ohio — 2.6%
300,000	Fairfield, OH, General Obligation Limited. Notes, 1.500% due 5/2/18	300,126
265,000	Ohio State University, General Receipts Athens, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/20	288,370
255,000	Ohio State, Higher Educational Facility Commission, Revenue Bonds, 4.000% due 12/1/19	266,182

		854,678

	Oklahoma — 0.4%
125,000	Grand River, OK, Dam Authority, Revenue Bonds, Series A, 4.000% due 6/1/19	128,965

	Pennsylvania — 13.5%
400,000	Allegheny County, PA, General Obligation Unlimited, Refunding, Series C-75, 4.000% due 11/1/21	429,632
235,000	Allegheny County, PA, Hospital Development Authority, Revenue Bonds, University of Pittsburgh Medical Center, Series A, 5.000% due 5/15/19	245,279
400,000	Bucks County, CA, Centennial School District, General Obligation Limited, Refunding, Series B, (State Aid Withholding), 5.000% due 12/15/21	445,880

See Notes to Schedules of Portfolio Investments

74

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Short Term Tax Aware Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2018 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)
$390,000	Danville, PA, Area School District, General Obligation Limited, Refunding, Series B, (State Aid Withholding), 4.000% due 11/1/20	$413,322
500,000	Delaware State, PA, Public School Building Authority, Revenue Bonds, Prerefunded, 4/1/18 @ 101, (AGMC Insured), 5.000% due 10/1/19	502,940
300,000	East Stroudsburg, PA, Area School District, General Obligation Limited, Refunding, Series A, (State Aid Withholding), 5.000% due 9/1/20	323,940
210,000	Lycoming County, PA, Authority, Revenue Bonds, Prerefunded, 4/1/18 @ 100, (AGC Insured), 5.500% due 10/1/32	211,459
140,000	Monroeville, PA, Finance Authority UPMC Revenue, Revenue Bonds, 5.000% due 2/15/20	148,917
190,000	Pennsylvania State, General Obligation Unlimited, Refunding, 5.000% due 7/1/20	204,062
200,000	Pennsylvania State, General Obligation Unlimited, Refunding, First Series, 5.000% due 8/15/20	215,536
100,000	Pennsylvania State, Higher Educational Facilities Authority Revenue Bonds, Thomas Jafferson University, 5.000% due 3/1/18	100,281
225,000	Pittsburgh, PA, School District, General Obligation Unlimited, Refunding, Series A, (State Aid Withholding), 4.000% due 9/1/19	233,572
280,000	Quakertown, PA, Community School District, General Obligation Limited, Series A, (State Aid Withholding), 3.000% due 8/1/18	282,212
300,000	Red Lion, PA, Area School District, General Obligation Limited, Refunding, Series A, (State Aid Withholding), 4.000% due 4/15/20	313,920
100,000	Scranton, PA, School District, General Obligation Limited, Refunding, Series A, (State Aid Withholding), 5.000% due 6/1/19	103,595
305,000	Springfield Township, PA, School District, Montgomery County, General Obligation Limited, Refunding, (State Aid Withholding), 4.000% due 11/15/20	323,489

		4,498,036

	Texas — 9.3%
460,000	Alvin, TX, Independent School District, General Obligation Unlimited, Series B, (PSF Guaranteed), 0.950% due 2/15/39	459,020
575,000	Arlington, TX, Higher Education Finance Corp., Revenue Bonds, Refunding, Brown Fellowship Leadership Academy, Series A, (PSF Guaranteed), 4.000% due 8/15/19	595,412
200,000	Arlington, TX, Higher Education Finance Corp., Revenue Bonds, Refunding, Series A, (PSF Guaranteed), 4.000% due 2/15/21	212,212
100,000	Brushy Creek, TX, Regional Utility Authority, Inc., Contract Revenue, Refunding, 3.000% due 8/1/20	103,016
250,000	Dallas, TX, General Obligation Limited, Refunding, 5.000% due 2/15/19	258,908
200,000	Denton, TX, Independent School District, General Obligation Unlimited, (PSF Guaranteed), 2.000% due 8/1/43	200,778
195,000	Fort Bend, TX, Independent School District, General Obligation Unlimited, Series A, (PSF Guaranteed), 0.900% due 8/1/40	194,567
500,000	Georgetown, TX, Independent School District, General Obligation Unlimited, Series B, (PSF Guaranteed), 2.000% due 8/1/41	509,645
205,000	North East, TX, Independent School District, General Obligation Unlimited, Series B, (PSF Guaranteed), 1.420% due 8/1/40	202,097
210,000	Taft, TX, Independent School District, General Obligation Unlimited, Refunding, (PSF Guaranteed), 3.000% due 8/15/20	216,483
140,000	Venus, TX, Independent School District, General Obligation Unlimited, Refunding, (PSF Guaranteed), 2.000% due 8/15/18	140,529

		3,092,667

See Notes to Schedules of Portfolio Investments

75

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Short Term Tax Aware Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2018 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Washington — 1.9%
$300,000	Grant County, WA, Public Utility District No. 2, Revenue Bonds, Refunding, 2.000% due 1/1/44[3]	$300,222
315,000	Seattle, WA, Municipal Light & Power Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 6/1/19	329,591

		629,813

	Wisconsin — 4.1%
285,000	Oshkosh, WI, Water Revenue, Revenue Bonds, Series F, 2.000% due 1/1/19	286,493
275,000	Wisconsin State, Health & Educational Facilities Authority Revenue, Refunding, Series B, 5.000% due 8/15/18	280,269
470,000	Wisconsin State, Health & Educational Facilities Authority Revenue, Revenue Bonds, Series 2013B-1, 1.375% due 11/15/38	466,992
300,000	Wisconsin State, Health & Educational Facilities Authority Revenue, Revenue Bonds, Series A, Prerefunded 9/15/19 @ 100, 7.625% due 9/15/39	329,436

		1,363,190

	TOTAL MUNICIPAL BONDS (Cost $30,390,283)	30,180,754

PREFERRED STOCKS* — 0.2%
3,025	Wells Fargo & Co., 8.000%	77,955

	TOTAL PREFERRED STOCKS (Cost $80,211)	77,955

Shares

REGISTERED INVESTMENT COMPANIES* — 2.9%
450	BlackRock Defined Opportunity Credit Trust[4]	0
30,460	BlackRock Municipal 2020 Term Trust	464,820
1,932	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund[5]	195,383
3,850	Vanguard Short-Term Corporate Bond ETF	304,265

	TOTAL REGISTERED INVESTMENT COMPANIES (Cost $966,111)	964,468

Face Amount

REPURCHASE AGREEMENT* — 1.4%
459,453	With Fixed Income Clearing Corp., dated 1/31/18, 0.20%, principal and interest in the amount of $459,456, due 2/1/18, (collateralized by a U.S. Treasury Note with a par value of $480,000, coupon rate of 1.875%, due 3/31/22, market value of $472,336)	459,453

	TOTAL REPURCHASE AGREEMENT (Cost $459,453)	459,453

See Notes to Schedules of Portfolio Investments

76

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Short Term Tax Aware Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

January 31, 2018 — (Unaudited)

Shares		Value

INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.1%
30,825	State Street Navigator Securities Lending Government Money Market Portfolio	$30,825

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $30,825)	30,825

TOTAL INVESTMENTS (Cost $33,132,961)	99.1%	$32,913,953

OTHER ASSETS IN EXCESS OF LIABILITIES	0.9	303,547

NET ASSETS	100.0%	$33,217,500

*	Percentages indicated are based on net assets.
[1]	Floating Rate Bond. Rate shown is as of January 31, 2018.
[2]	Variable Rate Demand Note (VRDN) with a daily rate-reset. Shall be the rate of interest which, if borne by the bonds, would, in the judgment of the Remarketing Agent, having due regard for the prevailing financial market conditions for revenue bonds or other securities the interest on which is excluded from gross income for federal income tax purposes and of the same general nature as the bonds or securities the interest on which is excluded from gross income for federal income tax purposes and which are equivalent as to credit and maturity (or period for tender) to the credit and maturity (or period for tender) of the bonds, be the lowest interest rate which would enable the Remarketing Agent to remarket the bonds at a price of par (plus accrued interest, if any).
[3]	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
[4]	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 1 of the Notes to Financial Statements).
[5]	Securities or partial securities on loan. See Note 1.

Abbreviations:

AGC — Assurance Guaranty Corporation

AGMC — Assured Guaranty Municipal Corporation

NPFG — National Public Finanace Guarantee Corporation

PSF — Permanent School Fund

QSBLF — Michigan Qualified School Bond Loan Fund

SPA — Stand-By Purchase Agreement

See Notes to Schedules of Portfolio Investments

77

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High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2018 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — 97.3%
	Alabama — 1.3%
$500,000	Jefferson County, AL, Sewer Revenue Warrants, Series E, 0.000% due 10/1/34[1]	$167,410
500,000	Jefferson County, AL, Sewer Revenue, Series B, (AGMC Insured), 0.000% due 10/1/25[1]	380,090
1,070,000	Jefferson County, AL, Sewer Revenue, Series D, Warrants, 6.000% due 10/1/42	1,241,146
500,000	Montgomery, AL, Medical Clinic, Board Health Care Facility Revenue, Refunding, 5.000% due 3/1/30	550,530

		2,339,176

	Arizona — 2.8%
300,000	Arizona State, Industrial Development Authority, Education Revenue, Basis Schools Projects, Revenue Bonds, Refunding, Series A, 5.250% due 7/1/47[2]	316,032
500,000	Arizona State, Industrial Development Authority, Education Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/32[2]	500,795
100,000	Florence Town, Inc., AZ, Industrial Development Authority, Legacy Traditional School Project, Revenue Bonds, 5.000% due 7/1/23	105,732
250,000	Glendale, AZ, Industrial Development Authority, Glencroft Retirement Community Project, Revenue Bonds, Refunding, 5.250% due 11/15/51	241,920
750,000	Maricopa County, AZ, Industrial Development Authority, Educational Revenue, Revenue Bonds, Refunding, 5.000% due 7/1/36[2]	777,060
250,000	Phoenix, AZ, Industrial Development Authority, Education Revenue, Basis Schools, Inc., Revenue Bonds, 5.000% due 7/1/45[2]	258,432
500,000	Phoenix, AZ, Industrial Development Authority, Education Revenue, Basis Schools, Inc., Revenue Bonds, Refunding, 5.000% due 7/1/35[2]	520,710
595,000	Phoenix, AZ, Industrial Development Authority, Education Revenue, Basis Schools, Inc., Revenue Bonds, Refunding, Series A, 3.000% due 7/1/20[2]	591,698
	Phoenix, AZ, Industrial Development Authority, Education Revenue, Legacy Traditional Schools Project, Revenue Bonds, Series A:
300,000	5.750% due 7/1/24[2]	324,825
500,000	6.750% due 7/1/44[2]	554,710
500,000	Phoenix, AZ, Industrial Development Authority, Education Revenue, Revenue Bonds, Series A, 5.000% due 7/1/46[2]	515,210
250,000	Phoenix, AZ, Industrial Development Authority, Education Revenue, Revenue Bonds, Series B, 4.000% due 7/1/22[2]	246,117
150,000	Pima County, AZ, Industrial Development Authority, Education Revenue, Revenue Bonds, 5.000% due 6/15/47[2]	149,615

		5,102,856

	California — 3.8%
350,000	Alameda, CA, Community Facilities District No.13-1, Special Tax, Alameda Landing Public Improvements, 5.000% due 9/1/42	383,359
435,000	Alhambra City, CA, Atherton Baptist Homes, Revenue Bonds, Series A, Prerefunded 1/1/20 @ 100, 7.500% due 1/1/30	479,574
250,000	California Public Finance Authority, Revenue Bonds, Refunding, 5.000% due 10/15/47	273,008
	California State, Municipal Finance Authority, Educational Revenue, Refunding, Series A:
360,000	5.000% due 6/1/36	394,621
500,000	5.000% due 6/1/46	541,735
300,000	California State, Municipal Finance Authority, Revenue Bonds, Series A, 5.000% due 11/1/46[2]	322,629

See Notes to Schedules of Portfolio Investments

78

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High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2018 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	California — (Continued)
$335,000	California State, School Financing Authority, Rocketship Education Obligated Group, Revenue Bonds, Series A, 5.250% due 6/1/52[2]	$350,142
250,000	California State, Statewide Communities Development Authority, CHF Irvine LLC, Revenue Bonds, 5.000% due 5/15/29	289,810
960,000	California State, Statewide Communities Development Authority, Student Housing Revenue, Revenue Bonds, 4.305% due 7/1/32	1,026,221
255,000	Corona-Norco, CA, Unified School District, Refunding, 5.000% due 9/1/24	294,795
1,000,000	Foothill-Eastern Transportation Corridor Agency, CA, Toll Road Revenue, (AGMC Insured), 0.000% due 1/15/34[1]	529,970
500,000	Northern, CA, Gas Authority No. 1, Gas Project Revenue, Revenue Bonds, Series B, (3M USD LIBOR * 0.67 + 0.72%), 1.855% due 7/1/27[3]	483,365
500,000	Palomar Pomerado, CA, General Obligation Unlimited, Series A, (AGC Insured), 0.000% due 8/1/31[1]	315,110
1,000,000	Riverside County, Redevelopment Successor Agency, Revenue Bonds, Series B, 0.000% due 10/1/39[1]	420,420
500,000	Saugus/Hart, CA, School Facilities Financing Authority, Special Tax, Refunding, 5.000% due 9/1/24	565,360
200,000	Seal Beach, CA, Community Facilities District No. 2005-1, Special Tax, Refunding, 3.000% due 9/1/29	192,020

		6,862,139

	Colorado — 7.1%
500,000	Amber Creek, Metropolitan District, General Obligation Limited, Refunding, Series A, 5.125% due 12/1/47	495,810
500,000	Base Village Metropolitan District No. 2, General Obligation Limited, Refunding, Series A, 5.750% due 12/1/46	510,705
500,000	Belleview Station, CO, Metropolitan District No. 2, General Obligation Limited, Refunding, 5.000% due 12/1/36	509,525
500,000	Big Dry Creek, Metropolitan District, General Obligation Limited, Series A, 5.750% due 12/1/47	503,085
500,000	Clear Creek Station, Metropolitan District No. 2, General Obligation Limited, Refunding, Series A, 5.000% due 12/1/47	506,105
300,000	Colorado State, Health Facilities Authority, Hospital Revenue, Refunding, 5.000% due 1/1/37	315,801
700,000	Colorado State, Health Facilities Authority, Hospital Revenue, Refunding, Series A, 5.250% due 5/15/37	772,415
700,000	Colorado State, Health Facilities Authority, Hospital Revenue, Revenue Bonds, Refunding, 5.000% due 6/1/37	779,401
500,000	Colorado State, Health Facilities Authority, Hospital Revenue, Series A, 5.750% due 11/1/47	504,780
650,000	Colorado State, Health Facilities Authority, Refunding, Series A, 5.000% due 6/1/45	710,333
165,000	Colorado State, Health Facilities Authority, Revenue Bonds, 5.625% due 6/1/43	185,922
150,000	E-470, CO, Public Highway Authority, Revenue Bonds, Refunding, Series B, (1M USD LIBOR * 0.67 + 1.05%), 2.096% due 9/1/39[3]	152,379
750,000	Forest Trace, CO, Metropolitan District No. 3, Limited Tax, General Obligation Unlimited, Series A, 5.000% due 12/1/46	729,848
1,000,000	Gardens on Havana, CO, Metropolitan District No. 3, Revenue Bonds, Series A, 4.625% due 12/1/27	1,042,870
945,000	Harmony Technology Park, Metropolitan District No. 2, General Obligation Limited, 4.500% due 12/1/32	930,872
500,000	Leyden Ranch, Metropolitan District, General Obligation Unlimited, Series A, 5.125% due 12/1/47	516,390

See Notes to Schedules of Portfolio Investments

79

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High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2018 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Colorado — (Continued)
$750,000	Leyden Rock, Metropolitan District No. 10, General Obligation Limited, Series A, 5.000% due 12/1/45	$762,968
500,000	Midcities Metropolitan District No. 2, CO, Special Revenue, Revenue Bonds, Refunding, Subseries B, 7.750% due 12/15/46[4]	497,000
271,000	Mountain Shadows, CO, Metropolitan District, General Obligation Limited, 3.250% due 12/1/20	272,618
750,000	Solaris, CO, Metropolitan District No. 3, General Obligation Limited, Refunding, Series A, 5.000% due 12/1/36	779,392
750,000	Southglenn, CO, Metropolitan District, Special Revenue, General Obligation Limited, Refunding, 5.000% due 12/1/30	781,185
215,000	Southlands, CO, Metropolitan District No. 1, General Obligation Unlimited, Series A-2, 3.500% due 12/1/27	213,050
500,000	Tallyns Reach, CO, Metropolitan District No. 3, General Obligation Limited, 6.750% due 11/1/38[4]	500,055

		12,972,509

	Connecticut — 1.2%
425,000	Connecticut State Health & Educational Facilities Authority, Church Home of Hartford, Inc. Project, Revenue Bonds, Series A, 5.000% due 9/1/53[2]	434,503
750,000	Hamden, CT, Facilities Revenue Bonds, Series A, 7.750% due 1/1/43	781,725
900,000	Mohegan Tribe of Indians, CT, Gaming Authority, Revenue Bonds, Series A, 5.500% due 8/1/26[2]	950,094

		2,166,322

	District Of Columbia — 2.0%
	District of Columbia, Friendship Public Charter School, Inc., Revenue Bonds, Series A:
500,000	5.000% due 6/1/36	553,765
600,000	5.000% due 6/1/46	659,058
7,500,000	District of Columbia, Tobacco Settlement Financing Corp., Revenue Bonds, Series A, 0.000% due 6/15/46[1]	1,094,625
1,000,000	Metropolitan Washington, DC, Airports Authority Dulles Toll Road Revenue, Revenue Bonds, Series B, (AGC Insured), 0.000% due 10/1/35[1]	502,850
2,000,000	Metropolitan Washington, DC, Airports Authority Dulles Toll Road Revenue, Revenue Bonds, Series B, (AGMC Insured), 0.000% due 10/1/40[1]	797,180

		3,607,478

	Florida — 4.7%
160,000	Capital Trust Agency, FL, Educational Facilities Revenue, Viera Charter School, Inc. Project, Revenue Bonds, Series A, 5.000% due 10/15/37[2]	160,843
150,000	Collier County, FL, Health Facilities Authority, Residential Care Facility Revenue, Refunding, Series A, 3.000% due 5/1/20	155,357
200,000	Florida Development Finance Corp., Healthcare Facilities Revenue, University of Florida Health Project, Series A, 6.000% due 2/1/33	219,772
500,000	Florida State Higher Educational Facilities Financial Authority, Nova Southeastern University Project, 5.000% due 4/1/33	558,480
300,000	Lakewood Ranch, FL, Stewardship District, Special Assessment Revenue, 5.375% due 5/1/47	317,793
500,000	Miami, FL, World Center Community Development District, Special Assessment, 5.125% due 11/1/39	523,600
1,250,000	North Broward, FL, Hospital District, Revenue Bonds, Refunding, Series B, 5.000% due 1/1/48	1,333,487

See Notes to Schedules of Portfolio Investments

80

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High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2018 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Florida — (Continued)
	Orange County, FL, Health Facilities Authority Revenue:
$150,000	4.000% due 8/1/19	$154,650
750,000	5.000% due 8/1/40	820,005
875,000	Orange County, FL, Health Facilities Authority, Revenue Bonds, Refunding, 5.000% due 8/1/41	962,736
	Palm Beach County, FL, Health Facilities Authority, Lifespace Communities, Revenue Bonds, Refunding, Series C:
295,000	5.000% due 5/15/20	317,491
55,000	5.000% due 5/15/25	64,145
150,000	Palm Beach County, FL, Health Facilities Authority, Revenue Bonds, Refunding, 4.000% due 12/1/18	152,406
200,000	Pompano Beach, FL, John Knox Project, Revenue Bonds, 4.000% due 9/1/19	207,556
550,000	Sarasota County, FL, Health Facilities Authority, Retirement Facilities Revenue, Revenue Bonds, Series A, 5.000% due 1/1/37	601,552
	Southeast Overtown Park West Community Redevelopment Agency, FL, Series A-1:
325,000	5.000% due 3/1/20[2]	344,425
500,000	5.000% due 3/1/30[2]	553,030
190,000	Town Center at Palm Coast, FL, Community Development District, Special Assessment, 6.000% due 5/1/36[4]	190,279
	Winter Garden Village at Fowler Groves, FL, Community Development District, Special Assessment, Refunding:
500,000	3.750% due 5/1/31	492,275
500,000	4.125% due 5/1/37	487,955

		8,617,837

	Georgia — 0.8%
325,000	Atlanta, GA, Development Authority, Health Care Facilities, Revenue Bonds, Series A1, 7.000% due 1/1/40	333,609
250,000	Burke County, GA, Development Authority Pollution Control Revenue, Revenue Bonds, Series C, 4.125% due 11/1/45[5]	249,783
500,000	DeKalb County, GA, Hospital Authority, DeKalb Medical Center, Inc. Project, Revenue Bonds, 6.000% due 9/1/30	541,370
340,000	Macon-Bibb County, GA, Urban Development Authority, Revenue Bonds, 5.750% due 6/15/37[2]	352,430

		1,477,192

	Guam — 0.5%
750,000	Guam Power Authority Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/33	827,985

	Idaho — 0.4%
500,000	Idaho Health Facilities Authority, Revenue Bonds, 4.750% due 7/1/44	520,725
250,000	Idaho State, Health Facilities Authority Revenue, Kootenai Health Project, Revenue Bonds, 4.375% due 7/1/34	257,963

		778,688

	Illinois — 20.0%
500,000	Chicago, IL, Board of Education, General Obligation Unlimited, Refunding, Series A3, (SIFMA MUNI SWAP INDEX + 0.83%), 1.990% due 3/1/36[3]	498,765
125,000	Chicago, IL, Board of Education, General Obligation Unlimited, Refunding, Series C, 5.000% due 12/1/28	125,445
	Chicago, IL, Board of Education, General Obligation Unlimited, Series A:
750,000	5.000% due 12/1/41	755,662
400,000	7.000% due 12/1/46[2]	481,888

See Notes to Schedules of Portfolio Investments

81

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High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2018 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Illinois — (Continued)
	Chicago, IL, Board of Education, General Obligation Unlimited, Series A, (NPFG Insured):
$265,000	0.000% due 12/1/18[1]	$259,695
400,000	0.000% due 12/1/25[1]	286,008
600,000	Chicago, IL, Board of Education, General Obligation Unlimited, Series B, 7.000% due 12/1/42[2]	727,644
1,030,000	Chicago, IL, Board of Education, General Obligation Unlimited, Series B1, (NPFG Insured), 0.000% due 12/1/31[1]	543,212
640,000	Chicago, IL, Board of Education, General Obligation Unlimited, Series C, 5.250% due 12/1/39	662,970
500,000	Chicago, IL, Board of Education, General Obligation Unlimited, Series H, 5.000% due 12/1/46	514,050
600,000	Chicago, IL, General Obligation Unlimited, (NPFG Insured), 0.000% due 1/1/31[1]	342,456
	Chicago, IL, General Obligation Unlimited, Refunding, Series A:
250,000	5.750% due 1/1/33	281,925
1,000,000	6.000% due 1/1/38	1,142,240
350,000	Chicago, IL, General Obligation Unlimited, Refunding, Series B, 5.000% due 1/1/19	358,459
250,000	Chicago, IL, General Obligation Unlimited, Refunding, Series C, 5.000% due 1/1/24	272,097
	Chicago, IL, General Obligation Unlimited, Series C:
410,000	0.000% due 1/1/31[1]	219,977
500,000	5.000% due 1/1/34	506,130
250,000	Chicago, IL, Transitional Authority, Sales Tax Receipts Revenue Bonds, 5.000% due 12/1/51	267,663
250,000	Chicago, IL, Wastewater Transmission Revenue, (NPFG Insured), 5.500% due 1/1/20	266,395
500,000	Chicago, IL, Wastewater Transmission Revenue, Revenue Bonds, Series C, 5.000% due 1/1/22	549,260
	Chicago, IL, Waterworks Revenue, Revenue Bonds:
200,000	5.000% due 11/1/24	222,244
375,000	5.000% due 11/1/30	420,244
500,000	Cook County, IL, Community College District No. 508, General Obligation Unlimited, 5.250% due 12/1/43	521,355
500,000	Cook County, IL, General Obligation Unlimited, Refunding, Series A, 5.000% due 11/15/31	566,385
400,000	Illinois State Finance Authority, Christian Homes, Inc., Revenue Bonds, 5.000% due 5/15/36	422,172
795,000	Illinois State Finance Authority, Presbyterian Homes, Revenue Bonds, Series A, 5.000% due 5/1/25	916,858
150,000	Illinois State Finance Authority, Presbyterian Homes, Revenue Bonds, Series B, (1M USD LIBOR * 0.70 + 1.35%), 2.445% due 5/1/36[3]	150,771
	Illinois State Finance Authority, Revenue Bonds, Refunding:
255,000	3.000% due 5/15/20	257,925
500,000	5.000% due 12/1/46	542,105
150,000	Illinois State Finance Authority, Revenue Bonds, Refunding, Lifespace Communities Project, Series A, 5.000% due 5/15/22	168,852
	Illinois State Finance Authority, Revenue Bonds, Refunding, Series A:
300,000	5.000% due 7/1/35	330,705
250,000	5.000% due 8/15/37	268,112
1,000,000	5.000% due 2/15/45	1,091,240
	Illinois State Finance Authority, Revenue Bonds, Refunding, Series C:
870,000	5.000% due 8/1/30	985,197
1,000,000	5.000% due 2/15/31	1,124,400
1,000,000	4.125% due 8/15/37	1,011,290

See Notes to Schedules of Portfolio Investments

82

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High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2018 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Illinois — (Continued)
$135,000	Illinois State Finance Authority, Revenue Bonds, Series B, Prerefunded 8/15/19 @ 100, 5.750% due 8/15/30	$143,764
500,000	Illinois State Finance Authority, Silver Cross Hospital & Medical Center, Revenue Bonds, Series C, 5.000% due 8/15/44	532,915
	Illinois State Finance Authority, Student Housing Revenue, Dekalb II Northern Illinois, Revenue Bonds:
395,000	5.750% due 10/1/21	423,464
250,000	6.875% due 10/1/43	274,430
500,000	Illinois State Finance Authority, Student Housing Revenue, Northern Illinois University Project, Revenue Bonds, 6.000% due 10/1/24	539,570
	Illinois State Finance Authority, Student Housing Revenue, Northern Illinois University Project, Revenue Bonds, Series A:
250,000	5.000% due 7/1/35	246,843
500,000	5.000% due 7/1/47	477,750
500,000	Illinois State Finance Authority, Swedish Covenant Hospital, Revenue Bonds, Refunding, Series A, 5.000% due 8/15/34	539,225
880,000	Illinois State Housing Development Authority, Revenue Bonds, Refunding, Series C, 3.500% due 8/1/46	916,555
1,000,000	Illinois State Sports Facilities Authority, Revenue Bonds, Refunding, (AGMC Insured), 5.250% due 6/15/31	1,102,100
500,000	Illinois State University, Revenue Bonds, (AGMC Insured), 5.000% due 4/1/24	572,210
750,000	Illinois State, Finance Authority Revenue, Revenue Bonds, Refunding, 5.125% due 2/15/45	734,407
320,000	Illinois State, Finance Authority, Charter School Revenue, Refunding and Improvement, Chicago International Charter School Project, Revenue Bonds, 5.000% due 12/1/47	332,835
560,000	Illinois State, Finance Authority, Student Housing & Academic Facilities Revenue, Revenue Bonds, Series A, 5.000% due 2/15/37	607,264
	Illinois State, General Obligation Unlimited:
500,000	5.000% due 1/1/30	525,990
1,500,000	4.000% due 6/1/32	1,447,485
1,000,000	5.000% due 2/1/39	1,035,060
200,000	5.000% due 1/1/41	209,026
1,000,000	Illinois State, General Obligation Unlimited, Series C, 5.000% due 11/1/29	1,064,210
1,000,000	Illinois State, General Obligation Unlimited, Series D, 5.000% due 11/1/28	1,065,860
2,500,000	Metropolitan Pier & Exposition Authority Revenue, IL, McCormick Place Expansion Project, Revenue Bonds, Series A, 0.000% due 12/15/56[1]	364,000
500,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, Revenue Bonds, (AGMC Insured), 0.000% due 6/15/27[1]	351,720
1,000,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, Revenue Bonds, Series A, (NPFG Insured), 0.000% due 6/15/36[1]	423,690
2,000,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax, Revenue Bonds, (AGMC Insured MBIA), 0.000% due 12/15/29[1]	1,251,340
500,000	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project, Revenue Bonds, Series B, 5.000% due 12/15/40	535,540
500,000	Southern Illinois State University, Housing & Auxiliary Facilities System, Revenue Bonds, Series B1, 5.000% due 4/1/22	538,445
1,000,000	University of Illinois, Auxiliary Facilities, Revenue Bonds, Series A, (AGMC Insured), 4.000% due 4/1/36	1,020,230

See Notes to Schedules of Portfolio Investments

83

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High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2018 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Illinois — (Continued)
$500,000	Volo Village, IL, Special Service Area No. 3 & 6, Special Tax, Symphony Meadows/Lancaster Falls Project, (AGMC Insured), 2.875% due 3/1/25	$491,015
500,000	Yorkville, IL, United City Special Service, Special Tax, (AGMC Insured), 3.000% due 3/1/25	495,265

		36,324,004

	Indiana — 1.0%
	Indiana Finance Authority, Midwestern Disaster Relief Revenue, Revenue Bonds, Ohio Valley Electric Corp. Project, Series A:
500,000	5.000% due 6/1/32	509,115
335,000	5.000% due 6/1/39	338,223
	Indiana State Finance Authority, Greencroft Obligated Group, Revenue Bonds, Series A:
95,000	5.750% due 11/15/28	104,070
120,000	6.500% due 11/15/33	134,364
	Knox County, IN, Economic Development Authority, Revenue Bonds, Refunding, Series A:
300,000	5.000% due 4/1/23	324,288
350,000	5.000% due 4/1/28	370,300

		1,780,360

	Iowa — 0.5%
	Tobacco Settlement Authority, IA, Revenue Bonds, Series C:
455,000	5.375% due 6/1/38	456,201
500,000	5.625% due 6/1/46	500,000

		956,201

	Kansas — 0.3%
250,000	Wichita, KS, Sales Tax, Special Obligation Revenue, Revenue Bonds, Refunding, 3.000% due 9/1/23	251,062
150,000	Wyandotte County, Kansas City Unified Government, Revenue Bonds, 5.000% due 12/1/34	150,939
95,000	Wyandotte County, KS, Kansas City Unified Government, Wyandotte Plaza Project, Revenue Bonds, 4.000% due 12/1/28	95,618

		497,619

	Kentucky — 1.0%
555,000	Ashland, KY, Medical Center Revenue, Refunding, Kings Daughters Medical Center Project, Series A, 5.000% due 2/1/30	606,560
100,000	Kentucky Public Transportation Infrastructure Authority, Toll Revenue, Downtown Crossing Project, Series A, 6.000% due 7/1/53	112,177
55,000	Kentucky State, Economic Development Finance Authority, Baptist Healthcare System, Revenue Bonds, Series A, Prerefunded 8/15/18 @ 100, 5.375% due 8/15/24	56,157
750,000	Kentucky State, Economic Development Finance Authority, Baptist Healthcare System, Revenue Bonds, Series B, 5.000% due 8/15/41	818,287
55,000	Kentucky State, Economic Development Finance Authority, Unrefunded, Baptist Healthcare System, Revenue Bonds, Series A, 5.375% due 8/15/24	56,088
150,000	Louisville & Jefferson County, KY, Metropolitan Government Healthcare System, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/31	170,804

		1,820,073

	Louisiana — 1.1%
900,000	Juban Crossing Economic Development District, LA, Revenue Bonds, Refunding, Series C, 7.000% due 9/15/44[2]	932,481

See Notes to Schedules of Portfolio Investments

84

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2018 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Louisiana — (Continued)
$1,000,000	Louisiana State, Public Facilities Authority Revenue, Revenue Bonds, Air Products & Chemicals Project, Series A, 0.980% due 8/1/43[3,6]	$1,000,000

		1,932,481

	Maine — 0.2%
440,000	Maine Health & Higher Educational Facilities Authority, Revenue Bonds, 5.000% due 7/1/43	452,575

	Maryland — 1.9%
1,125,000	Baltimore, MD, Special Obligation, Revenue Bonds, Refunding, Series A, 5.000% due 9/1/38	1,205,437
100,000	Frederick County, MD, Educational Facilities Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 9/1/45[2]	106,010
250,000	Howard County, MD, Special Obligation, Revenue Bonds, Series A, 4.125% due 2/15/34[2]	251,955
250,000	Maryland State, Economic Development Corp., Special Obligation, Tax Allocation, 4.500% due 7/1/44	255,335
750,000	Maryland State, Health & Higher Educational Facilities Authority, Revenue Bonds, Series A, 5.000% due 1/1/21	807,840
500,000	Prince George’s County, MD, Revenue Authority, Suitland-Naylor Road Project, 5.000% due 7/1/46	493,995
300,000	Rockville, MD, Mayor & Council, Economic Development Revenue, Revenue Bonds, Series C3, 2.500% due 11/1/24	300,582

		3,421,154

	Massachusetts — 1.0%
500,000	Massachusetts State, Development Finance Agency Revenue, Refunding, Suffolk University, 5.000% due 7/1/36	560,975
700,000	Massachusetts State, Development Finance Agency Revenue, Series A, 4.680% due 11/15/21[2]	703,696
418,083	Massachusetts State, Development Finance Agency Revenue, Series A-1, 6.250% due 11/15/46	434,610
105,000	Massachusetts State, Development Finance Agency Revenue, Series B, 4.680% due 11/15/21[2]	105,554

		1,804,835

	Michigan — 1.2%
385,000	Dearborn, MI, Economic Development Corp., Revenue Bonds, 7.500% due 11/15/44[2]	380,988
280,000	Flint, MI, Hospital Building Authority Rental, Revenue Bonds, Series A, 5.250% due 7/1/39	287,812
600,000	Grand Rapids, MI, Economic Development Corp., Beacon Hill Eastgate Project, Revenue Bonds, Refunding, Series A, 5.000% due 11/1/37	639,018
	Kentwood, MI, Economic Development Corp., Revenue Bonds, Refunding:
50,000	4.500% due 11/15/21	53,608
25,000	4.750% due 11/15/22	27,134
250,000	5.000% due 11/15/37	267,015
250,000	5.625% due 11/15/41	269,103
200,000	Michigan State Strategic Fund, Limited Obligation Revenue, Revenue Bonds, Refunding, Series CC, 1.450% due 9/1/30	194,054

		2,118,732

	Minnesota — 0.1%
240,000	St. Paul, MN, Housing & Redevelopment Authority, Charter School Lease Revenue, Revenue Bonds, Series A, 5.500% due 7/1/38[2]	252,967

See Notes to Schedules of Portfolio Investments

85

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2018 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Mississippi — 0.3%
$500,000	Mississippi State, Business Finance Corp., Revenue Bonds, Refunding, 5.150% due 9/1/28	$501,495

	Missouri — 1.3%
490,000	Cape Girardeau County, MO, Industrial Development Authority, Southeast Health, Revenue Bonds, Series A, 6.000% due 3/1/33	560,859
250,000	Lees Summit, MO, Special Obligation Tax Increment, Tax Allocation, Refunding, 3.500% due 11/1/23[2]	248,125
100,000	Missouri State Health & Educational Facilities Authority, Lutheran Senior Services, Revenue Bonds, 5.000% due 2/1/25	111,019
125,000	Missouri State Health & Educational Facilities Authority, Revenue Bonds, 5.000% due 2/1/26	137,835
	Missouri State Health & Educational Facilities Authority, Revenue Bonds, Series A:
100,000	5.000% due 2/1/28	111,640
225,000	5.000% due 2/1/29	250,189
500,000	Move Rolla, MO, Transportation Development District, Sales Tax Revenue, Revenue Bonds, 4.500% due 6/1/36	519,335
450,000	St. Louis County, MO, Industrial Development Authority, Senior Living Revenue, Revenue Bonds, Refunding, 5.000% due 9/1/48	496,813

		2,435,815

	Nevada — 0.5%
335,000	Department of Business & Industry, NV, Revenue Bonds, Series A, 5.000% due 7/15/27[2]	355,291
	Las Vegas, NV, Sales Tax Increment Revenue:
100,000	2.750% due 6/15/21[2]	98,886
385,000	3.500% due 6/15/25[2]	372,326

		826,503

	New Jersey — 4.8%
250,000	Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue, Refunding, (AGMC Insured), 5.000% due 11/1/24	280,000
500,000	New Jersey State Economic Development Authority, Revenue Bonds, Refunding, Series I, (SIFMA MUNI SWAP INDEX + 1.60%), 2.760% due 3/1/28[3]	492,110
2,500,000	New Jersey State Economic Development Authority, Revenue Bonds, Refunding, Series XX, 5.000% due 6/15/25	2,774,200
	New Jersey State Economic Development Authority, Revenue Bonds, Series A:
250,000	5.000% due 1/1/24	277,763
600,000	5.000% due 7/1/32	658,272
500,000	New Jersey State Health Care Facilities Financing Authority, Revenue Bonds, Series A, 5.000% due 7/1/34	561,600
200,000	New Jersey State Health Care Facilities Financing Authority, University Hospital, Revenue Bonds, Series A, (AGMC Insured), 5.000% due 7/1/30	227,404
1,000,000	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series A, 0.000% due 12/15/39[1]	366,720
1,000,000	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series A, (BAM Insured), 0.000% due 12/15/27[1]	681,720
1,000,000	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series C, (AGMC Insured), 0.000% due 12/15/34[1]	496,820
1,000,000	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series C, (NPFG Insured), 0.000% due 12/15/31[1]	558,070
95,000	New Jersey State, Economic Development Authority, Revenue Bonds, Prerefunded 6/1/20 @ 100, 5.000% due 6/1/21	102,063

See Notes to Schedules of Portfolio Investments

86

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2018 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)
	South Jersey, NJ, Transportation Authority LLC, Revenue Bonds, Refunding, Series A:
$200,000	5.000% due 11/1/26	$226,216
750,000	5.000% due 11/1/32	828,907
250,000	5.000% due 11/1/33	275,668

		8,807,533

	New York — 5.6%
500,000	Glen Cove, NY, Local Economic Assistance Corp., Revenue Bonds, Series C, 0.000% due 1/1/55[1]	409,320
3,600,000	New York City, NY, General Obligation Unlimited, Subseries L-3, (SPA : Bank of America N.A.), 0.970% due 4/1/36[3,6]	3,600,000
500,000	New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, Series E, 3.500% due 2/15/48	508,530
500,000	New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, Series F, 4.500% due 2/15/48	519,545
1,000,000	New York City, NY, Transitional Finance Authority Revenue, Revenue Bonds, Subseries E-3, (SPA : JP Morgan Chase Bank N.A.), 1.000% due 2/1/45[3,6]	1,000,000
2,000,000	New York City, NY, Transitional Finance Authority Revenue, Revenue Bonds, Subseries E-4, (SPA : JP Morgan Chase Bank N.A.), 1.000% due 2/1/45[3,6]	2,000,000
700,000	New York State, Dormitory Authority Revenue, Non State Supported Debt, Refunding, 5.000% due 12/1/32[2]	769,475
930,000	New York State, Mortgage Agency, Homeowner Mortgage, Revenue Bonds, Refunding, Series 195, 4.000% due 10/1/46	992,356
310,000	Port Authority of New York & New Jersey, JFK International Airport, Revenue Bonds, 6.000% due 12/1/42	342,414

		10,141,640

	North Carolina — 1.0%
500,000	North Carolina State Medical Care Commission, Revenue Bonds, 5.000% due 10/1/20	531,605
250,000	North Carolina State, Medical Care Commission, Health Care Facilities, Revenue Bonds, Refunding, 5.000% due 10/1/25	279,818
500,000	North Carolina State, Medical Care Commission, Retirement Facilities Revenue, Revenue Bonds, Refunding, 5.000% due 10/1/31	547,755
500,000	North Carolina State, Medical Care Commission, Retirement Facilities Revenue, Revenue Bonds, Series B, 5.000% due 4/1/47	524,705

		1,883,883

	Ohio — 5.5%
	Buckeye Tobacco Settlement Financing Authority, OH, Revenue Bonds, Series A-2:
750,000	6.500% due 6/1/47	747,188
1,750,000	5.875% due 6/1/47	1,693,107
25,000	Buckeye Tobacco Settlement Financing Authority, OH, Revenue Bonds, Series A-3, 6.250% due 6/1/37	24,804
600,000	Centerville, OH, Healthcare Revenue, Refunding, 5.250% due 11/1/50	632,724
250,000	Cleveland, OH, Airport System Revenue, Revenue Bonds, Series B, (AGMC Insured), 5.000% due 1/1/23	282,555
1,045,000	Cuyahoga County, OH, Hospital Revenue, Refunding, 5.500% due 2/15/52	1,152,039
700,000	Hamilton County, OH, Healthcare Revenue, Refunding and Improvement, Life Enriching Communities Project, Revenue Bonds, Refunding, 5.000% due 1/1/51	750,498
815,000	Licking County, OH, Health Care Facilities Authority Revenue, Refunding, Series A, 6.000% due 7/1/50	865,449

See Notes to Schedules of Portfolio Investments

87

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2018 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Ohio — (Continued)
$380,000	Muskingum County, OH, Hospital Facilities, Genesis Healthcare Systems Project, Revenue Bonds, 5.000% due 2/15/19	$388,827
1,000,000	Ohio State, Air Quality Development Authority, Pollution Control, Revenue Bonds, Refunding, Series C, 5.625% due 6/1/18	955,310
	Southeastern Ohio Port Authority Hospital Facilities, Revenue Bonds:
690,000	5.000% due 12/1/19	712,625
300,000	5.750% due 12/1/32	325,992
500,000	6.000% due 12/1/42	543,945
800,000	Warren County, OH, Health Care Facilities, Otterbein Homes, Revenue Bonds, Series A, 5.000% due 7/1/32	912,432

		9,987,495

	Oklahoma — 0.1%
110,000	Fort Sill Apache Tribe, OK, Economic Development Authority, Gaming Enterprise Revenue, Series A, 8.500% due 8/25/26[2,4]	126,958

	Oregon — 0.3%
50,000	Oregon State, Facilities Authority, Revenue Bonds, Series C, (SIFMA MUNI SWAP INDEX + 1.00%), 2.160% due 10/1/22[3]	50,063
	Yamhill County, OR, Hospital Authority, Revenue Bonds, Refunding, Series A:
250,000	5.000% due 11/15/46	267,015
275,000	5.000% due 11/15/51	292,671

		609,749

	Pennsylvania — 4.4%
500,000	Allentown , PA, Commercial & Industrial Development Authority, Revenue Bonds, Series A, 6.250% due 7/1/47[2]	495,975
125,000	Chester County, PA, Industrial Development Authority, Revenue Bonds, Refunding, Series A, 5.000% due 12/15/51	129,628
	Crawford County, PA, Hospital Authority, Revenue Bonds, Refunding, Series A:
400,000	6.000% due 6/1/36	419,176
250,000	6.000% due 6/1/46	259,765
450,000	Doylestown, PA, Hospital Authority, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/41	476,905
175,000	East Hempfield Township, PA, Industrial Development Authority, Revenue Bonds, Refunding, 5.000% due 12/1/26	205,254
510,000	Montgomery County, PA, Higher Education & Health Authority, Revenue Bonds, Refunding, 5.000% due 12/1/47	559,623
	Montgomery County, PA, Industrial Development Authority, Health System Revenue, Revenue Bonds, Refunding, Series A:
420,000	5.250% due 1/15/27	467,746
250,000	5.250% due 1/15/46	268,173
	Montgomery County, PA, Industrial Development Authority, Revenue Bonds, Refunding:
105,000	5.000% due 11/15/23	116,595
500,000	5.000% due 11/15/36	559,895
100,000	5.000% due 12/1/46	106,292
530,000	Pennsylvania State, Higher Educational Facilities Authority Revenue, Revenue Bonds, 6.000% due 10/1/31	584,950
	Pennsylvania State, Higher Educational Facilities Authority, Revenue Bonds, Prerefunded 7/1/20 @ 100:
1,080,000	5.800% due 7/1/30	1,187,514
650,000	6.000% due 7/1/43	717,769
500,000	Pennsylvania State, Higher Educational Facilities Authority, Student Housing Revenue, 5.000% due 7/1/31	523,920
545,000	Pennsylvania State, Higher Educational Facilities Authority, Student Housing Revenue, Refunding, Series A, 5.000% due 7/1/25	596,099

See Notes to Schedules of Portfolio Investments

88

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2018 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)
	Philadelphia, PA, Authority for Industrial Development, Senior Living Revenue, Revenue Bonds, Refunding, Series A:
$200,000	5.000% due 7/1/31	$218,178
100,000	5.000% due 7/1/32	108,512

		8,001,969

	Puerto Rico — 3.1%
35,000	Commonwealth of Puerto Rico, General Obligation Unlimited, Refunding, (AGMC Insured), 4.500% due 7/1/23	35,111
90,000	Commonwealth of Puerto Rico, General Obligation Unlimited, Refunding, (NPFG Insured), 0.000% due 7/1/18[1]	88,625
250,000	Commonwealth of Puerto Rico, General Obligation Unlimited, Refunding, Series A, (NPFG Insured), 5.500% due 7/1/20	251,330
750,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Series A, 5.250% due 7/1/42	555,000
25,000	Puerto Rico Electric Power Authority, Revenue Bonds, (AGMC Insured), 5.000% due 7/1/27	25,057
610,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series DDD, (AGMC Insured), 3.625% due 7/1/23	610,049
50,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series SS, (AGMC Insured), 5.000% due 7/1/30	50,081
160,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series NN, (NPFG Insured), 4.750% due 7/1/33	141,125
165,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series TT, 5.000% due 7/1/22[7]	58,575
500,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series UU, (AGMC Insured), (3M USD LIBOR * 0.67 + 0.52%), 1.655% due 7/1/29[3]	427,500
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Auxilio Muto, Revenue Bonds, Series A:
250,000	5.000% due 7/1/18	252,685
760,000	6.000% due 7/1/33	789,853
250,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, International American University Project, Revenue Bonds, 5.000% due 10/1/31	250,142
430,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, International American University Project, Revenue Bonds, (NPFG Insured), 4.500% due 10/1/29	420,488
435,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Revenue Bonds, 5.000% due 3/1/36	378,450
500,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Revenue Bonds, Refunding, 5.000% due 10/1/20	513,850
	University of Puerto Rico, Revenue Bonds, Refunding, Series P:
365,000	5.000% due 6/1/19	248,200
50,000	5.000% due 6/1/20	33,000
140,000	University of Puerto Rico, Revenue Bonds, Refunding, Series P, (NPFG Insured), 5.000% due 6/1/25	135,184
	University of Puerto Rico, Revenue Bonds, Series Q:
145,000	5.000% due 6/1/19	98,600
75,000	5.000% due 6/1/25	49,500
235,000	5.000% due 6/1/30	155,100
145,000	5.000% due 6/1/36	95,700

		5,663,205

See Notes to Schedules of Portfolio Investments

89

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2018 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Rhode Island — 1.4%
	Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding, Series B:
$900,000	5.000% due 9/1/31	$966,150
750,000	5.000% due 9/1/36	792,277
400,000	Rhode Island State, Commerce Corp., Airports Revenue, Revenue Bonds, Series D, 5.000% due 7/1/28	464,900
3,000,000	Tobacco Settlement Financing Corp., RI, Revenue Bonds, Series A, 0.000% due 6/1/52[1]	302,070

		2,525,397

	South Carolina — 1.9%
1,786,324	Connector 2000 Association, Inc., Revenue Bonds, Series A-1, 0.000% due 1/1/42[1]	305,890
500,000	Connector 2000 Association, Inc., SC, Toll Road Revenue, Series A-1, 0.000% due 1/1/32[1]	185,730
530,000	South Carolina State, Housing Finance & Development Authority, Revenue Bonds, (GNMA / FNMA / FHLMC / FHA Insured), 4.000% due 7/1/36	560,486
	South Carolina State, Jobs-Economic Development Authority, Health Facilities Revenue, Revenue Bonds, Refunding:
410,000	5.000% due 10/1/36[2]	413,128
1,090,000	5.000% due 10/1/41[2]	1,088,420
800,000	South Carolina State, Jobs-Economic Development Authority, Residential Facilities Revenue, Revenue Bonds, Refunding, 5.000% due 4/1/47	829,720

		3,383,374

	Texas — 7.8%
645,000	Arlington, TX, Higher Education Finance Corp., Revenue Bonds, Refunding, Series A, 5.000% due 12/1/51	685,151
480,000	Arlington, TX, Higher Education Finance Corp., Revenue Bonds, Refunding, Uplift Education, Series A, 2.750% due 12/1/26	477,005
250,000	Brazoria County, TX, Health Facilities Development Corp., Revenue Bonds, Prerefunded 7/1/20 @ 100, 5.250% due 7/1/32	284,045
360,000	Fort Bend County, TX, Industrial Development Corp., NGR Energy, Inc., Revenue Bonds, Series A, 4.750% due 5/1/38	372,809
250,000	Gregg County, TX, Health Facilities Development Corp., Revenue Bonds, Series C, 5.000% due 7/1/32[4]	264,055
1,510,000	Harris County, TX, Cultural Education Facilities Finance Corp., Brazos Presbyterian Homes Project, Revenue Bonds, Refunding, 5.000% due 1/1/48	1,542,616
150,000	Harris County, TX, Cultural Education Facilities Finance Corp., Revenue Bonds, Series A, 5.000% due 1/1/43	153,267
500,000	Harrison County, TX, Health Facilities Development Corp., Good Shepard Health System, Revenue Bonds, 5.250% due 7/1/28[4]	522,880
1,000,000	Mission, TX, Economic Development Corp., Solid Waste Disposal Revenue, Revenue Bonds, Series A, 1.450% due 1/1/20[3]	1,000,110
250,000	New Hope Cultural Education Facilities Corp., TX, Housing Revenue, Tarleton State University Project, Revenue Bonds, Series A, 5.000% due 4/1/47	270,408
	New Hope Cultural Education Facilities Corp., TX, Revenue Bonds, Series A:
500,000	5.000% due 4/1/29	559,015
600,000	5.000% due 4/1/30	667,326
1,200,000	New Hope Cultural Education Facilities Finance Corp., TX, Education Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 8/15/36[2]	1,209,156
750,000	New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facilities Revenue, Revenue Bonds, Refunding, 5.000% due 11/15/36	782,452

See Notes to Schedules of Portfolio Investments

90

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2018 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Texas — (Continued)
$200,000	New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facilities Revenue, Revenue Bonds, Series A, 5.500% due 11/15/46	$201,228
	New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue Bonds, Series A:
280,000	5.000% due 4/1/42	306,236
500,000	5.000% due 4/1/48	518,625
230,000	Newark Higher Education Finance Corp., TX, Education Revenue, Revenue Bonds, Series A, 5.000% due 6/15/37	230,522
	Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities, Revenue Bonds, Refunding:
500,000	5.750% due 11/15/37	489,545
1,375,000	5.000% due 5/15/45	1,430,715
500,000	5.250% due 11/15/47	529,730
615,000	Texas State, Public Finance Authority, Revenue Bonds, (BAM Insured), 4.000% due 5/1/33	635,947
605,000	Tyler, TX, Health Facilities Development Corp., Refunding and Improvement East Texas Medical Center, Revenue Bonds, 5.250% due 11/1/27	588,719
350,000	Wood County, TX, Central Hospital District, East Texas Medical Center, Revenue Bonds, 6.000% due 11/1/41	362,761

		14,084,323

	Utah — 0.3%
500,000	Hideout Local District No. 1, UT, Special Assessment, 6.750% due 8/1/37[2,5]	499,470

	Virginia — 1.3%
295,000	Henrico County, VA, Economic Development Authority Health Care Facilities Revenue, Revenue Bonds, Refunding, Series C, 5.000% due 12/1/37	316,039
1,000,000	Newport News, VA, Industrial Development Authority, System Revenue, Revenue Bonds, 5.330% due 7/1/45[2]	1,060,200
487,000	Peninsula Town Center, VA, Community Development Authority, Revenue Bonds, 6.350% due 9/1/28	487,697
500,000	Virginia State, Small Business Financing Authority, Residential Care Facility Revenue, Revenue Bonds, Refunding, Series C, 5.000% due 6/1/42	526,765

		2,390,701

	Washington — 1.0%
100,000	Skagit County, WA, Public Hospital District No.1, Refunding, Series A, 5.000% due 12/1/19	104,041
1,000,000	Washington State, Health Care Facilities Authority, Revenue Bonds, 5.000% due 12/1/36	1,086,130
650,000	Washington State, Housing Finance Commission, Revenue Bonds, Series A, 7.000% due 7/1/45[2]	697,632

		1,887,803

	West Virginia — 0.2%
340,000	Pleasants County, WV, Pollution Control, Revenue Bonds, Refunding, Series F, 5.250% due 10/15/37	337,498

	Wisconsin — 3.6%
500,000	Public Finance Authority, WI, Charter School Revenue, Revenue Bonds, Series A, 5.375% due 7/15/47[2]	506,825
1,000,000	Public Finance Authority, WI, Revenue Bonds, 5.750% due 4/1/42	1,075,640
260,000	Public Finance Authority, WI, Revenue Bonds, Refunding, 5.875% due 4/1/45	281,502

See Notes to Schedules of Portfolio Investments

91

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

January 31, 2018 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Wisconsin — (Continued)
$350,000	Public Finance Authority, WI, Senior Living Revenue, Mary’s Woods at Marylhurst Project, Revenue Bonds, Refunding, Series A, 5.250% due 5/15/37[2]	$381,010
90,000	Public Finance Authority, WI, Senior Living Revenue, Rose Village Project, Revenue Bonds, Series A, 5.000% due 11/15/24	97,409
1,060,000	Public Finance Authority, WI, Student Housing, Revenue Bonds, Series A, 5.000% due 7/1/25	1,179,780
2,350,000	Public Finance Authority, WI, Tax Allocation, Increment Finance Grant Revenue, 0.000% due 9/1/28[1]	1,408,073
955,000	Wisconsin State, Health & Educational Facilities Authority Revenue, Revenue Bonds, Refunding, 5.000% due 6/1/41	994,852
500,000	Wisconsin State, Health & Educational Facilities Authority Revenue, Revenue Bonds, Series A, 5.000% due 2/15/42	547,005

		6,472,096

	TOTAL MUNICIPAL BONDS (Cost $175,711,869)	176,680,090

TOTAL INVESTMENTS (Cost $175,711,869)	97.3%	$176,680,090

OTHER ASSETS IN EXCESS OF LIABILITIES	2.7	4,928,865

NET ASSETS	100.0%	$181,608,955

*	Percentages indicated are based on net assets.
[1]	Zero Coupon Bond.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified buyers. At January 31, 2018, these securities, which are not illiquid, amounted to $20,489,360 or 11.5% of net assets for the Fund.
[3]	Floating Rate Bond. Rate shown is as of January 31, 2018.
[4]	Illiquid security.
[5]	When-issued security.
[6]	Variable Rate Demand Note (VRDN) with a daily rate-reset. Shall be the rate of interest which, if borne by the bonds, would, in the judgment of the Remarketing Agent, having due regard for the prevailing financial market conditions for revenue bonds or other securities the interest on which is excluded from gross income for federal income tax purposes and of the same general nature as the bonds or securities the interest on which is excluded from gross income for federal income tax purposes and which are equivalent as to credit and maturity (or period for tender) to the credit and maturity (or period for tender) of the bonds, be the lowest interest rate which would enable the Remarketing Agent to remarket the bonds at a price of par (plus accrued interest, if any).
[7]	This security is in default. See Note 1.

Abbreviations:

AGC — Assurance Guaranty Corporation

AGMC — Assured Guaranty Municipal Corporation

BAM — Build America Mutual

FHA — Federal Housing Administration

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

MBIA — Municipal Bond Investors Assurance

NPFG — National Public Finanace Guarantee Corporation

SPA — Stand-By Purchase Agreement

See Notes to Schedules of Portfolio Investments

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1.	Organization and Significant Accounting Policies

As of January 31, 2018, The Glenmede Fund, Inc. (the “Fund”) consists of nineteen portfolios: the Large Cap Core Portfolio, the Large Cap Growth Portfolio, the Quantitative U.S. Large Cap Value Equity Portfolio, the Quantitative U.S. Small Cap Equity Portfolio, the International Portfolio, the Responsible ESG U.S. Equity Portfolio, the Women in Leadership U.S. Equity Portfolio, the Long/Short Portfolio, the Total Market Portfolio, the Strategic Equity Portfolio, the Small Cap Equity Portfolio, the Mid Cap Equity Portfolio, the Large Cap Value Portfolio, the Equity Income Portfolio, the Secured Options Portfolio, the Global Secured Options Portfolio, the Core Fixed Income Portfolio, the Short Term Tax Aware Fixed Income Portfolio and the High Yield Municipal Portfolio (each, a “Portfolio” and collectively, the “Portfolios”). The Fund was incorporated in the State of Maryland on June 30, 1988, and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Since January 2, 1998, the Small Cap Equity Portfolio has consisted of two classes of shares: the Advisor Class and the Institutional Class. The Mid Cap Equity Portfolio commenced operations on September 30, 2014. The Mid Cap Equity Portfolio consists of two classes of shares: the Advisor Class and the Institutional Class. As of January 31, 2018, Institutional Class shares of the Mid Cap Equity Portfolio have not been issued. Since June 30, 2015, the Large Cap Core Portfolio and the Large Cap Growth Portfolio have offered two classes of shares: the Advisor Class and the Institutional Class. The Institutional classes commenced operations on December 30, 2015 and November 5, 2015 respectively. Since July 14, 2016, the Secured Options Portfolio has offered two classes of shares: the Advisor Class and the Institutional Class. The Institutional Class shares of the Secured Options Portfolio commenced operations on November 9, 2016.

The High Yield Municipal Portfolio, the Responsible ESG U.S. Equity Portfolio and the Women in Leadership U.S. Equity Portfolio commenced operations on December 22, 2015.

The Short Term Tax Aware Fixed Income Portfolio commenced operations on June 29, 2016.

The Equity Income Portfolio commenced operations on December 21, 2016.

The Quantitative U.S. Large Cap Value Equity Portfolio and the Quantitative U.S. Small Cap Equity Portfolio commenced operations on November 13, 2017.

Valuation of Securities: Equity securities and options listed on a U.S. securities exchange, including exchange traded funds (“ETFs”), for which market quotations are readily available are valued at the last quoted sale price as of the close of the exchange’s regular trading hours on the day the valuation is made. These securities are typically categorized as Level 1 in the fair value hierarchy. Price information on listed securities is taken from the exchange where the securities are primarily traded. Securities traded on the NASDAQ System are valued at the NASDAQ Official Closing Price (“NOCP”) and are typically categorized as Level 1 in the fair value hierarchy. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the asked price and is not less than the bid price and are typically categorized as Level 2. If no sales are reported, exchange traded options are valued at the mean of the bid and ask price and are typically categorized as Level 2. Options traded over-the-counter are valued using prices supplied by dealers and are typically categorized as Level 2. Securities and options listed on a foreign exchange and unlisted foreign securities that are traded on the valuation date are valued at the last quoted sales price available before the time when assets are valued and are typically categorized as Level 1. Investments in open-end registered investment companies are valued at their respective net asset values as reported by such companies.

Bonds and other fixed-income securities are valued at the most recent quoted bid price or, when exchange valuations are used, at the latest quoted sale price on the day of valuation. Such securities are typically categorized as Level 2 in the fair value hierarchy. In addition, bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula. In such instances, when the Portfolio’s investment advisor believes such prices reflect the fair market value of such securities and are based on observable inputs, these securities are typically categorized as Level 2. Debt securities purchased with maturities of 60 days or less at the time of purchase are valued at amortized cost and are typically categorized as Level 2. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument.

When market quotations are not readily available or events occur that make established valuation methods unreliable, securities and other assets are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Directors of the Fund (the “Board”) and are typically categorized as Level 3 in the fair value hierarchy. The fair value of securities is generally determined as the amount that a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standard Codification (“ASC”) Topic 820, “Fair Value Measurements” defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in

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pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, adjusted quoted prices on foreign equity securities and others) or valuations based on quoted prices in markets that are not active; and

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.

Large Cap Core Portfolio, Large Cap Growth Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, International Portfolio, Responsible ESG U.S. Equity Portfolio, Women In Leadership U.S. Equity Portfolio, Long/Short Portfolio, Total Market Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio, Mid Cap Equity Portfolio, Large Cap Value Portfolio, Equity Income Portfolio and Global Secured Options Portfolio had all investments with corresponding industries at Level 1 except repurchase agreements which were at Level 2, at January 31, 2018. The High Yield Municipal Portfolio had all investments with corresponding sectors at Level 2 at January 31, 2018.

The Portfolios did not recognize any level transfers as of the quarter ended January 31, 2018. Transfers into and out of a level are typically recognized at the end of the reporting period.

The following is a summary of the inputs used as of January 31, 2018 in valuing the assets and liabilities of the Secured Options Portfolio, Core Fixed Income Portfolio and Short Term Tax Aware Fixed Income Portfolio:

Secured Options Portfolio

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds	$13,999,690	$—	$—	$13,999,690
U.S. Treasury Bill	—	139,617,538	—	139,617,538
Repurchase Agreement	—	11,120,822	—	11,120,822
Purchased Options
Calls	564,676,595	—	—	564,676,595
Puts	54,358,500	—	—	54,358,500

Total Purchased Options	619,035,095	—	—	619,035,095

Total Investments	633,034,785	150,738,360	—	783,773,145

Total	$633,034,785	$150,738,360	$—	$783,773,145

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LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written Options
Calls	$(503,750)	$—	$—	$(503,750)
Puts	(1,628,600)	—	—	(1,628,600)

Total Written Options	(2,132,350)	—	—	(2,132,350)

Total	$(2,132,350)	$—	$—	$(2,132,350)

Core Fixed Income Portfolio

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Agency Notes
Federal Home Loan Bank	$—	$19,633,477	$—	$19,633,477
Federal Home Loan Mortgage Corporation	—	9,978,300	—	9,978,300
Federal National Mortgage Association	—	50,270,449	—	50,270,449

Total Agency Notes	—	79,882,226	—	79,882,226

Mortgage-Backed Securities
Federal Home Loan Mortgage Corporation	—	42,076,099	—	42,076,099
Federal National Mortgage Association	—	73,179,748	—	73,179,748
Government National Mortgage Association	—	1,822,522	—	1,822,522

Total Mortgage-Backed Securities	—	117,078,369	—	117,078,369

Corporate Notes
Automotive	—	11,991,307	—	11,991,307
Banking	—	30,916,104	—	30,916,104
Beverages, Food & Tobacco	—	14,987,916	—	14,987,916
Communications	—	26,627,240	—	26,627,240
Computer Software & Processing	—	40,788,978	—	40,788,978
Cosmetics & Personal Care	—	5,291,873	—	5,291,873
Electronics	—	13,401,570	—	13,401,570
Financial	—	11,395,192	—	11,395,192
Financial Services	—	6,000,000	—	6,000,000
Heavy Machinery	—	5,743,495	—	5,743,495
Industrial	—	10,328,976	—	10,328,976
Insurance	—	16,970,746	—	16,970,746
Pharmaceuticals	—	8,258,896	—	8,258,896
Retailers	—	6,184,109	—	6,184,109

Total Corporate Notes	—	208,886,402	—	208,886,402

U.S. Treasury Notes/Bonds	—	56,339,414	—	56,339,414
Repurchase Agreement	—	4,670,997	—	4,670,997
Investment of Security Lending Collateral	5,452,470	—	—	5,452,470

Total Investments	5,452,470	466,857,408	—	472,309,878

Total	$5,452,470	$466,857,408	$—	$472,309,878

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Short Term Tax Aware Fixed Income Portfolio

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Corporate Notes
Financial	$—	$418,848	$—		$418,848
Oil & Gas	—	528,400	—		528,400
Retailers	—	253,250	—		253,250

Total Corporate Notes	—	1,200,498	—		1,200,498

Municipal Bonds
Alabama	—	757,208	—		757,208
Alaska	—	1,078,856	—		1,078,856
California	—	954,348	—		954,348
Colorado	—	415,071	—		415,071
Delaware	—	212,569	—		212,569
Florida	—	1,787,079	—		1,787,079
Georgia	—	603,461	—		603,461
Idaho	—	215,538	—		215,538
Illinois	—	2,733,237	—		2,733,237
Kansas	—	877,741	—		877,741
Kentucky	—	584,893	—		584,893
Louisiana	—	798,580	—		798,580
Maryland	—	130,935	—		130,935
Michigan	—	2,328,900	—		2,328,900
Minnesota	—	1,288,362	—		1,288,362
Mississippi	—	426,981	—		426,981
Missouri	—	600,000	—		600,000
New Hampshire	—	407,940	—		407,940
New Jersey	—	1,823,808	—		1,823,808
New York	—	761,667	—		761,667
North Carolina	—	826,231	—		826,231
Ohio	—	854,678	—		854,678
Oklahoma	—	128,965	—		128,965
Pennsylvania	—	4,498,036	—		4,498,036
Texas	—	3,092,667	—		3,092,667
Washington	—	629,813	—		629,813
Wisconsin	—	1,363,190	—		1,363,190

Total Municipal Bonds	—	30,180,754	—		30,180,754

Preferred Stocks	77,955	—	—		77,955
Repurchase Agreement	—	459,453	—		459,453
Investment of Security Lending Collateral	30,825	—	—		30,825
Registered Investment Companies	964,468	—	0	*	964,468

Total Investments	1,073,248	31,840,705	0		32,913,953

Total	$1,073,248	$31,840,705	$0		$32,913,953

* Includes one security priced at $0.

Repurchase Agreements: Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the applicable Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the applicable Portfolio to resell the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio’s holding period. The seller’s obligation is secured by collateral (underlying securities) segregated on behalf of the Portfolio. The value of the collateral at the time of execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to sell the collateral to offset losses incurred. There is a potential for loss

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to a Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. Each Portfolio’s investment advisor, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which each Portfolio enters into repurchase agreements to evaluate potential risks.

Master Repurchase Agreements (“MRA”) permit a Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the applicable Portfolio receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Portfolio upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Portfolio would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty. The gross value and related collateral received for each Portfolio’s investments in repurchase agreements as of January 31, 2018 are presented in each Portfolio’s Schedule of Portfolio Investments.

Foreign Currency Translation: The books and records of each Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains and losses on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of each Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions. The Portfolios do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations in the market prices of portfolio securities sold during the period.

Foreign Securities: The Strategic Equity Portfolio, Small Cap Equity Portfolio, Mid Cap Equity Portfolio, Large Cap Value Portfolio, Equity Income Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Large Cap Core Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, Responsible ESG U.S. Equity Portfolio, Women in Leadership U.S. Equity Portfolio, Secured Options Portfolio, Global Secured Options Portfolio and International Portfolio may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. government. These risks include valuation of currencies and future adverse political and economic developments. Moreover, securities of some foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. This is particularly true with respect to emerging markets in developing countries.

Options Transactions: The Strategic Equity Portfolio, Large Cap Value Portfolio, Long/Short Portfolio, Secured Options Portfolio and Global Secured Options Portfolio are subject to equity price risk and may purchase or write covered call options or secured put options to hedge against changes in the value of securities each Portfolio owns or expects to own. The Secured Options Portfolio and Global Secured Options Portfolio use option strategies also in an effort to earn options premiums and to provide more stable returns. These options may relate to particular securities or securities indices and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a call option is that the Portfolio may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. Portfolio assets covering written options cannot be sold while the option is outstanding, unless replaced by similar assets. A Portfolio also risks losing all or part of the cash paid for purchasing call and put options. The Portfolios may also write over-the-counter options where completing the obligation depends upon the credit standing of the other party. The Strategic Equity Portfolio, Large Cap Value Portfolio and Long/Short Portfolio did not enter into any options transactions during the ended January 31, 2018. During the ended January 31, 2018, the Secured Options Portfolio and the Global Secured Options Portfolio wrote put and call options and purchased put and call options in an attempt to achieve their respective investment objective and strategies.

Disclosures about Derivative Instruments and Hedging Activities: Each Portfolio follows FASB ASC Topic 815 “Disclosures about Derivative Instruments and Hedging Activities” (“ASC 815”). ASC 815 requires enhanced disclosures about each Portfolio’s use of, and accounting for, derivative instruments and the effect on the results of each Portfolio’s

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operations and financial position. At January 31, 2018 and during the period then ended, the Secured Options Portfolio and the Global Secured Options Portfolio had the following derivatives and transactions in derivatives, grouped into appropriate risk categories, none of which have been designated as hedging instruments:

Secured Options Portfolio

Asset Derivatives

	Equity Contracts Risk	Total
Options Purchased	$619,035,095	$619,035,095

Total Value	$619,035,095	$619,035,095

Liability Derivatives

	Equity Contracts Risk	Total
Options Written	$(2,132,350)	$(2,132,350)

Total Value	$(2,132,350)	$(2,132,350)

Number of Contracts, Notional Amounts or Shares/Units1

	Equity Contracts Risk	Total
Options Purchased	6,217	6,217
Options Written	(8,316)	(8,316)

Global Secured Options Portfolio

Asset Derivatives

	Equity Contracts Risk	Total
Options Purchased	$4,990,750	$4,990,750

Total Value	$4,990,750	$4,990,750

Liability Derivatives

	Equity Contracts Risk	Total
Options Written	$(111,925)	$(111,925)

Total Value	$(111,925)	$(111,925)

Number of Contracts, Notional Amounts or Shares/Units1

	Equity Contracts Risk	Total
Options Purchased	50	50
Options Written	(615)	(615)

[1]	Amounts disclosed represents average number of contracts, notional amounts, or shares/units outstanding during the period ended January 31, 2018.

Lending of Portfolio Securities: Each Portfolio, using State Street Bank and Trust Company (“State Street”) as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lenders’ fees. Each applicable Portfolio receives cash collateral (which may be invested by the lending agent in short-term instruments) and/or non-cash collateral (which may include U.S. Treasuries and/or U.S. Government Agency securities), in an amount at

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least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the applicable Portfolio on the next business day. On behalf of the Long/Short Portfolio and Total Market Portfolio, some or all of the cash collateral may be used to finance short sales. The cash collateral received for the Long/Short Portfolio was not used to finance short sales. As of January 31, 2018, the cash collateral received by the Large Cap Core Portfolio, Large Cap Growth Portfolio, Quantitative U.S. Small Cap Equity Portfolio, International Portfolio, Responsible ESG U.S. Equity Portfolio, Small Cap Equity Portfolio, Equity Income Portfolio, Core Fixed Income Portfolio and Short Term Tax Aware Fixed Income Portfolio was invested in the State Street Navigator Securities Lending Government Money Market Portfolio, which is a 1940 Act money market fund. To the extent that advisory or other fees paid by the State Street Navigator Securities Lending Government Money Market Portfolio, are for the same or similar services as fees paid by the applicable Portfolio, there will be a layering of fees, which would increase expenses and decrease returns. Information regarding the value of the securities loaned and the value of the cash collateral at period end is included at the end of each applicable Schedule of Portfolio Investments. Non-cash collateral is not disclosed as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate those securities. A Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities when due. A Portfolio may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. Such loans would involve risks of delay in receiving additional collateral in the event that the collateral decreased below the value of the securities loaned or risks of the loss of rights in the collateral should the borrower of the securities fail financially.

As of January 31, 2018, the following Portfolios had outstanding loans of securities to certain approved brokers for which such Portfolios received collateral:

Portfolio	Market Value of Loaned Securities	Market Value of Cash Collateral	Market Value of Non-Cash Collateral	% of Total Assets on Loan
Large Cap Core Portfolio	$44,576,903	$43,662,247	—	1.46
Large Cap Growth Portfolio	104,620,995	102,474,316	—	2.38
Quantitative U.S. Small Cap Equity Portfolio	16,745	8,674	8,591	1.51
International Portfolio	260,106	265,650	—	0.05
Responsible ESG U.S. Equity Portfolio	364,105	359,166	—	2.21
Women in Leadership U.S. Equity Portfolio	59,787	—	61,599	0.40
Small Cap Equity Portfolio	59,219,611	62,253,943	—	1.52
Equity Income Portfolio	200,367	2,892	202,364	1.15
Core Fixed Income Portfolio	5,328,437	5,452,470	—	1.12
Short Term Tax Aware Fixed Income Portfolio	30,339	30,825	—	0.09

Real Estate Investment Trusts: The Portfolios may invest in real estate investment trusts (“REITs”), which pool investors’ funds for investment, primarily in income producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.

A shareholder in a Portfolio, by investing in REITs through the Portfolio, will bear not only the shareholder’s proportionate share of the expenses of the Portfolio, but also, indirectly, the management expenses of the underlying REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT’s failure to maintain exemption from registration under the 1940 Act. Dividends representing a return of capital are reflected as a reduction of cost and/or as a realized gain when the amount of the return of capital is conclusively determined. See each Portfolio’s Schedule of Investments for REIT securities held as of January 31, 2018.

Securities Sold Short: The Long/Short Portfolio and Total Market Portfolio may engage in short sales, which are sales by the applicable Portfolio of securities which have been borrowed from a third party on the expectation that the market price will decline. If the price of the securities declines, the Portfolio will make a profit by purchasing the securities in the open market at a lower price than the one at which it sold the securities. If the price of the securities increases, the Portfolio may have to cover its short positions at a higher price than the short sale price, resulting in a loss. Gains are limited to the price at which the Portfolios sold the security short, while losses are potentially unlimited in size. Each Portfolio pledges securities and/or other assets, which may include cash collateral from securities lending activities, to the lender as collateral. Proceeds received from short sales may be maintained by the lender as collateral or may be released to the Portfolio and used to purchase additional securities or for any other purpose. Each Portfolio is required to segregate an amount of cash, cash equivalents or other appropriate liquid marketable securities with the custodian in at least an amount equal to the current market value of the securities sold short (less any additional collateral held by the lender) and the amount of any securities lending cash collateral used to finance short sales until the Portfolio replaces a borrowed security. Depending on arrangements made with the lender or custodian, the Portfolio may not receive any payments (including interest) on the deposits made with the lender or custodian. The Portfolio is

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THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments (Unaudited) — (Continued)

liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are recorded as an expense of the Portfolio. As of January 31, 2018, the Long/Short Portfolio pledged cash in the amount of $207,009,595 to State Street, as collateral for short sales. The Total Market Portfolio also pledged securities in the amount of $28,617,027 to State Street, as collateral for short sales. In addition, State Street has a perfected security interest in each such Portfolio’s assets.

Investment Company Securities and Exchange-Traded Funds: Subject to applicable regulatory requirements, each Portfolio may invest in shares of other registered investment companies, including ETFs. Pursuant to orders issued by the SEC to certain ETFs and procedures approved by the Board, each Portfolio may seek to invest in certain ETFs beyond the statutory limitations, provided the Portfolio complies with certain conditions of the SEC orders and any applicable investment limitations. Some ETFs seek to track the performance of a particular market index. These indices include both broad-market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions, or industries. However, some ETFs have an actively managed investment objective. ETF shares and closed-end fund shares are traded like traditional equity securities on a national securities exchange or NASDAQ.

Fixed Income and Municipal Securities: The Core Fixed Income Portfolio, High Yield Municipal Portfolio and Short Term Tax Aware Fixed Income Portfolio invest in fixed income securities. The value of fixed income securities tends to fluctuate with changes in interest rates. Generally, their value will decrease when interest rates rise and increase when interest rates fall. Fixed income securities are also subject to the risk that an issuer will be unable to make principal and interest payments when due which could adversely impact a Portfolio’s return and net asset value. Changes in the credit rating of a debt security held by a Portfolio could have a similar effect. Fixed income securities with longer maturities are more susceptible to interest rate fluctuations than those with shorter maturities. Although in recent periods, governmental financial regulators, including the Federal Reserve, have taken steps to maintain historically low interest rates; the Federal Reserve recently raised interest rates slightly. It is possible that governmental action will be less effective in maintaining low interest rates or action will be taken to raise interest rates further.

The High Yield Municipal Portfolio invests primarily in municipal securities. The value of, payment of interest on, repayment of principal for, and the ability to sell a municipal security may be affected by constitutional amendments, legislation, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. A credit rating downgrade, bond default, or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of some or all of the municipal obligations of that state or territory. For example, significant economic and financial difficulties in Puerto Rico have led certain credit rating agencies to downgrade Puerto Rican general obligation debt and certain issuers below investment grade and to continue to have a negative outlook on certain Puerto Rican issuers. Such downgrades and continued financial difficulties could lead to lower prices and increased likelihood of restructurings or default of Puerto Rican bonds which could negatively impact the value of the High Yield Municipal Portfolio’s investments in such obligations. In addition, since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Portfolio’s investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the exdividend date except that certain dividends from foreign securities are recorded “net of withholding tax” as soon thereafter as a Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes, when appropriate, amortization of premiums and accretion of discounts.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled after a period longer than the regular settlement time of trade date plus three business days. Interest income is accrued based on the terms of the security on settlement date. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

Other. In the normal course of business, the Fund enters into contracts that may include agreements to indemnify another party under given circumstances. The Fund maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Fund. However, based on experience, the risk of material loss from such claims is considered to be remote.

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Notes to Schedules of Portfolio Investments (Unaudited) — (Concluded)

2.	Unrealized Appreciation/(Depreciation)

As of January 31, 2018, aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value were as follows:

Portfolio	Cost	Appreciation	(Depreciation)	Net
Large Cap Core Portfolio	$2,203,048,468	$865,254,775	$10,679,138	$854,575,637
Large Cap Growth Portfolio	3,108,139,745	1,282,694,873	5,696,691	1,276,998,182
Quantitative U.S. Large Cap Value Equity Portfolio	977,475	97,579	7,728	89,851
Quantitative U.S. Small Cap Equity Portfolio	1,013,433	82,089	21,804	60,285
International Portfolio	394,095,738	101,779,741	2,843,529	98,936,212
Responsible ESG U.S. Equity Portfolio	12,702,552	3,790,823	77,717	3,713,106
Women in Leadership U.S. Equity Portfolio	12,010,152	2,964,718	58,329	2,906,389
Long/Short Portfolio	39,715,770	92,089,121	18,715,311	73,373,810
Total Market Portfolio	53,421,152	36,222,555	1,750,386	34,472,169
Strategic Equity Portfolio	127,517,249	106,631,868	625,584	106,006,284
Small Cap Equity Portfolio	3,214,372,387	764,831,888	105,363,481	659,468,407
Mid Cap Equity Portfolio	11,007,796	3,333,224	353,374	2,979,850
Large Cap Value Portfolio	66,122,076	17,642,044	459,715	17,182,329
Equity Income Portfolio	14,031,990	1,969,770	79,760	1,890,010
Secured Options Portfolio	774,071,714	53,581,006	46,011,925	7,569,081
Global Secured Options Portfolio	9,385,931	1,532,781	392,133	1,140,648
Core Fixed Income Portfolio	478,315,752	1,556,433	7,562,307	(6,005,874)
Short Term Tax Aware Fixed Income Portfolio	33,133,072	19,050	238,169	(219,119)
High Yield Municipal Portfolio	175,720,871	2,853,954	1,894,735	959,219

3.	Subsequent Events

Management has evaluated events or transactions subsequent to January 31, 2018 through the date the schedules of investments was filed with the Securities and Exchange Commission, and has determined that there were no material events that would require additional disclosure, except for the following: Effective February 28, 2018, the Large Cap Core Portfolio (Advisor Shares and Institutional Shares), Large Cap Growth Portfolio (Advisor Shares and Institutional Shares), International Portfolio, Long/Short Portfolio and Total Market Portfolio changed their respective names to the Quantitative U.S. Large Cap Core Equity Portfolio (Advisor Shares and Institutional Shares), Quantitative U.S. Large Cap Growth Equity Portfolio (Advisor Shares and Institutional Shares), Quantitative International Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio and Quantitative U.S. Total Market Equity Portfolio, respectively. The investment objectives and policies of these Portfolios did not change.

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Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), were effective based on the evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant, as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are attached hereto as Exhibits 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GLENMEDE FUND, INC.

By	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts
President
(Principal Executive Officer)

Date	March 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts
President
(Principal Executive Officer)

Date	March 23, 2018

By	(Signature and Title)	/s/ Kent E. Weaver
Kent E. Weaver
Treasurer
(Principal Financial Officer)

Date	March 23, 2018